UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.   Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 63.4%
KP Fixed Income Fund	18,251,124	$181,963
KP International Equity Fund	4,185,454	42,064
KP US Large Cap Equity Fund	9,714,297	98,211
KP US Small Cap Equity Fund	2,116,492	21,631

Total Affiliated Registered Investment Companies (Cost $336,424) (000)		343,869

Unaffiliated Registered Investment Companies — 36.6%
DFA Commodity Strategy Portfolio	600,204	5,408
DFA International Real Estate Securities Portfolio	1,048,041	5,460
Lazard Global Listed Infrastructure Portfolio	394,216	5,531
T Rowe Price Institutional Floating Rate Fund	528,859	5,437
T Rowe Price New Era Fund	120,158	5,501
Vanguard Inflation-Protected Securities Fund	7,215,370	76,339
Vanguard REIT Index Fund	710,594	11,007
Vanguard Short-Term Bond Index Fund	7,998,131	83,980

Total Unaffiliated Registered Investment Companies (Cost $197,718) (000)		198,663

Total Investments — 100.0% (Cost $534,142) (000) †		$542,532

Percentages are based on Net Assets of $542,625 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $534,142 (000), and the unrealized appreciation and depreciation were $8,856 (000) and $(466) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$189,100	$(7,840)	$725	$(22)	$181,963	$-
KP International Equity Fund	-	43,610	(3,474)	1,857	71	42,064	-
KP US Large Cap Equity Fund	-	103,684	(9,593)	3,916	204	98,211	-
KP US Small Cap Equity Fund	-	22,688	(2,077)	947	73	21,631	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2014

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 70.8%
KP Fixed Income Fund	18,335,431	$182,805
KP International Equity Fund	8,578,848	86,217
KP US Large Cap Equity Fund	13,525,457	136,742
KP US Small Cap Equity Fund	4,329,243	44,245

Total Affiliated Registered Investment Companies (Cost $438,081) (000)		450,009

Unaffiliated Registered Investment Companies — 29.2%
DFA Commodity Strategy Portfolio	703,352	6,337
DFA International Real Estate Securities Portfolio	1,244,032	6,481
Lazard Global Listed Infrastructure Portfolio	466,175	6,540
T Rowe Price Institutional Floating Rate Fund	599,365	6,161
T Rowe Price New Era Fund	143,129	6,552
Vanguard Inflation-Protected Securities Fund	6,904,282	73,048
Vanguard REIT Index Fund	844,998	13,089
Vanguard Short-Term Bond Index Fund	6,393,225	67,130

Total Unaffiliated Registered Investment Companies (Cost $184,063) (000)		185,338

Total Investments — 100.0% (Cost $622,144) (000) †		$635,347

Percentages are based on Net Assets of $635,431 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $622,144 (000), and the unrealized appreciation and depreciation were $13,594 (000) and $(391) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2014

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$184,902	$(2,793)	$708	$(12)	$182,805	$-
KP International Equity Fund	-	85,089	(2,691)	3,833	(14)	86,217	-
KP US Large Cap Equity Fund	-	135,627	(4,364)	5,460	19	136,742	-
KP US Small Cap Equity Fund	-	44,931	(2,738)	1,927	125	44,245	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 79.2%
KP Fixed Income Fund	13,466,702	$134,263
KP International Equity Fund	12,364,529	124,264
KP US Large Cap Equity Fund	14,777,822	149,403
KP US Small Cap Equity Fund	5,810,171	59,380

Total Affiliated Registered Investment Companies (Cost $453,092) (000)		467,310

Unaffiliated Registered Investment Companies — 20.8%
DFA Commodity Strategy Portfolio	655,358	5,905
DFA International Real Estate Securities Portfolio	1,116,633	5,818
Lazard Global Listed Infrastructure Portfolio	418,435	5,871
T Rowe Price Institutional Floating Rate Fund	566,582	5,824
T Rowe Price New Era Fund	128,471	5,881
Vanguard Inflation-Protected Securities Fund	4,184,493	44,272
Vanguard REIT Index Fund	781,523	12,106
Vanguard Short-Term Bond Index Fund	3,509,908	36,854

Total Unaffiliated Registered Investment Companies (Cost $121,236) (000)		122,531

Total Investments — 100.0% (Cost $574,328) (000) †		$589,841

Percentages are based on Net Assets of $589,894 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $574,328 (000), and the unrealized appreciation and depreciation were $15,737 (000) and $(224) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$134,229	$(470)	$505	$(1)	$134,263	$-
KP International Equity Fund	-	119,030	(73)	5,309	(2)	124,264	-
KP US Large Cap Equity Fund	-	146,038	(2,473)	5,843	(5)	149,403	-
KP US Small Cap Equity Fund	-	58,635	(1,881)	2,561	65	59,380	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 87.2%
KP Fixed Income Fund	9,198,379	$91,708
KP International Equity Fund	14,428,986	145,011
KP US Large Cap Equity Fund	15,172,631	153,396
KP US Small Cap Equity Fund	6,543,652	66,876

Total Affiliated Registered Investment Companies (Cost $441,498) (000)		456,991

Unaffiliated Registered Investment Companies — 12.8%
DFA Commodity Strategy Portfolio	540,660	4,871
DFA International Real Estate Securities Portfolio	921,206	4,799
Lazard Global Listed Infrastructure Portfolio	349,720	4,907
T Rowe Price Institutional Floating Rate Fund	469,503	4,826
T Rowe Price New Era Fund	105,987	4,852
Vanguard Inflation-Protected Securities Fund	1,996,189	21,121
Vanguard REIT Index Fund	636,423	9,858
Vanguard Short-Term Bond Index Fund	1,134,963	11,917

Total Unaffiliated Registered Investment Companies (Cost $65,993) (000)		67,151

Total Investments — 100.0% (Cost $507,491) (000) †		$524,142

Percentages are based on Net Assets of $524,169 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $507,491 (000), and the unrealized appreciation and depreciation were $16,746 (000) and $(95) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$92,509	$(1,144)	$347	$(4)	$91,708	$-
KP International Equity Fund	-	139,154	(319)	6,177	(1)	145,011	-
KP US Large Cap Equity Fund	-	148,903	(1,571)	6,061	3	153,396	-
KP US Small Cap Equity Fund	-	66,193	(2,309)	2,908	84	66,876	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 92.0%
KP Fixed Income Fund	7,523,817	$75,012
KP International Equity Fund	17,313,408	174,000
KP US Large Cap Equity Fund	18,121,247	183,206
KP US Small Cap Equity Fund	7,881,831	80,552

Total Affiliated Registered Investment Companies (Cost $494,390) (000)		512,770

Unaffiliated Registered Investment Companies — 8.0%
DFA Commodity Strategy Portfolio	450,924	4,063
DFA International Real Estate Securities Portfolio	775,415	4,040
Lazard Global Listed Infrastructure Portfolio	287,907	4,039
T Rowe Price Institutional Floating Rate Fund	390,476	4,014
T Rowe Price New Era Fund	89,464	4,096
Vanguard Inflation-Protected Securities Fund	1,136,956	12,029
Vanguard REIT Index Fund	533,827	8,269
Vanguard Short-Term Bond Index Fund	362,696	3,808

Total Unaffiliated Registered Investment Companies (Cost $43,362) (000)		44,358

Total Investments — 100.0% (Cost $537,752) (000) †		$557,128

Percentages are based on Net Assets of $557,150 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $537,752 (000), and the unrealized appreciation and depreciation were $19,425 (000) and $(49) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$75,160	$(429)	$284	$(3)	$75,012	$-
KP International Equity Fund	-	167,362	(778)	7,432	(16)	174,000	-
KP US Large Cap Equity Fund	-	177,769	(1,730)	7,156	11	183,206	-
KP US Small Cap Equity Fund	-	78,395	(1,386)	3,508	35	80,552	-

* The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.4%
KP Fixed Income Fund	4,786,870	$47,725
KP International Equity Fund	15,445,412	155,226
KP US Large Cap Equity Fund	17,771,217	179,667
KP US Small Cap Equity Fund	7,107,997	72,644

Total Affiliated Registered Investment Companies (Cost $438,254) (000)		455,262

Unaffiliated Registered Investment Companies — 5.6%

DFA Commodity Strategy Portfolio	301,113	2,713
DFA International Real Estate Securities Portfolio	519,359	2,706
Lazard Global Listed Infrastructure Portfolio	192,255	2,697
T Rowe Price Institutional Floating Rate Fund	259,303	2,666
T Rowe Price New Era Fund	59,028	2,702
Vanguard Inflation-Protected Securities Fund	755,448	7,993
Vanguard REIT Index Fund	351,969	5,452

Total Unaffiliated Registered Investment Companies (Cost $26,257) (000)		26,929

Total Investments — 100.0% (Cost $464,511) (000) †		$482,191

Percentages are based on Net Assets of $482,207 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $464,511 (000), and the unrealized appreciation and depreciation were $17,705 (000) and $(25) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$47,785	$(239)	$180	$(1)	$47,725	$-
KP International Equity Fund	-	151,537	(2,927)	6,667	(51)	155,226	-
KP US Large Cap Equity Fund	-	174,391	(1,770)	7,044	2	179,667	-
KP US Small Cap Equity Fund	-	72,703	(3,281)	3,117	105	72,644	-

* The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	2,419,780	$24,125
KP International Equity Fund	10,669,889	107,232
KP US Large Cap Equity Fund	11,146,761	112,695
KP US Small Cap Equity Fund	4,496,497	45,954

Total Affiliated Registered Investment Companies (Cost $279,202) (000)		290,006

Unaffiliated Registered Investment Companies — 5.0%

DFA Commodity Strategy Portfolio	167,974	1,513
DFA International Real Estate Securities Portfolio	293,796	1,531
Lazard Global Listed Infrastructure Portfolio	108,196	1,518
T Rowe Price Institutional Floating Rate Fund	146,144	1,502
T Rowe Price New Era Fund	33,329	1,526
Vanguard Inflation-Protected Securities Fund	426,398	4,511
Vanguard REIT Index Fund	200,314	3,103

Total Unaffiliated Registered Investment Companies (Cost $14,829) (000)		15,204

Total Investments — 100.0% (Cost $294,031) (000) †		$305,210

Percentages are based on Net Assets of $305,219 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $294,031 (000), and the unrealized appreciation and depreciation were $11,192 (000) and $(13) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$24,123	$(85)	$87	$-	$24,125	$-
KP International Equity Fund	-	103,255	(475)	4,452	-	107,232	-
KP US Large Cap Equity Fund	-	109,782	(1,393)	4,309	(3)	112,695	-
KP US Small Cap Equity Fund	-	45,367	(1,403)	1,956	34	45,954	-

* The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	756,408	$7,541
KP International Equity Fund	3,307,242	33,238
KP US Large Cap Equity Fund	3,483,430	35,218
KP US Small Cap Equity Fund	1,394,217	14,249

Total Affiliated Registered Investment Companies (Cost $87,253) (000)		90,246

Unaffiliated Registered Investment Companies — 5.0%

DFA Commodity Strategy Portfolio	52,722	475
DFA International Real Estate Securities Portfolio	91,879	479
Lazard Global Listed Infrastructure Portfolio	33,114	465
T Rowe Price Institutional Floating Rate Fund	45,844	471
T Rowe Price New Era Fund	10,490	480
Vanguard Inflation-Protected Securities Fund	133,347	1,411
Vanguard REIT Index Fund	62,708	971

Total Unaffiliated Registered Investment Companies (Cost $4,636) (000)		4,752

Total Investments — 100.0% (Cost $91,889) (000) †		$94,998

Percentages are based on Net Assets of $94,996 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $91,889 (000), and the unrealized appreciation and depreciation were $3,112 (000) and $(3) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$7,615	$(95)	$21	$-	$7,541	$-
KP International Equity Fund	-	32,621	(604)	1,221	-	33,238	-
KP US Large Cap Equity Fund	-	34,608	(590)	1,193	7	35,218	-
KP US Small Cap Equity Fund	-	14,322	(646)	558	15	14,249	-

* The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	57,722	$575
KP International Equity Fund	254,407	2,557
KP US Large Cap Equity Fund	265,895	2,689
KP US Small Cap Equity Fund	107,260	1,096

Total Affiliated Registered Investment Companies (Cost $6,836) (000)		6,917

Unaffiliated Registered Investment Companies — 5.0%

DFA Commodity Strategy Portfolio	4,023	36
DFA International Real Estate Securities Portfolio	7,011	37
Lazard Global Listed Infrastructure Portfolio	2,564	36
T Rowe Price Institutional Floating Rate Fund	3,507	36
T Rowe Price New Era Fund	801	37
Vanguard Inflation-Protected Securities Fund	10,176	107
Vanguard REIT Index Fund	4,759	74

Total Unaffiliated Registered Investment Companies (Cost $354) (000)		363

Total Investments — 100.1% (Cost $7,190) (000) †		$7,280

Percentages are based on Net Assets of $7,275 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $7,190 (000), and the unrealized appreciation and depreciation were $91 (000) and $(1) (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (Depreciation) (000)	Realized Gain (Loss) (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$582	$(6)	$(1)	$-	$575	$-
KP International Equity Fund	-	2,563	(30)	24	-	2,557	-
KP US Large Cap Equity Fund	-	2,680	(25)	34	-	2,689	-
KP US Small Cap Equity Fund	-	1,089	(17)	24	-	1,096	-

* The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.3%
KP Fixed Income Fund	9,745	$97
KP International Equity Fund	41,688	419
KP US Large Cap Equity Fund	43,900	444
KP US Small Cap Equity Fund	17,913	183

Total Affiliated Registered Investment Companies (Cost $1,120) (000)		1,143

Unaffiliated Registered Investment Companies — 5.1%

DFA Commodity Strategy Portfolio	563	5
DFA International Real Estate Securities Portfolio	985	5
Lazard Global Listed Infrastructure Portfolio	366	5
T Rowe Price Institutional Floating Rate Fund	491	5
T Rowe Price New Era Fund	115	5
Vanguard Inflation-Protected Securities Fund	1,722	19
Vanguard REIT Index Fund	1,082	17

Total Unaffiliated Registered Investment Companies (Cost $60) (000)		61

Total Investments — 100.4% (Cost $1,180) (000) †		$1,204

Percentages are based on Net Assets of $1,199 (000).

REIT – Real Estate Investment Trust

† At March 31, 2014, the tax cost basis of the Fund’s investments was $1,180 (000), and the unrealized appreciation and depreciation were $24 (000) and $0 (000), respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 investments.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Loss (000)	Value 3/31/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$-	$501	$(402)	$-	$(2)	$97	$-
KP International Equity Fund	-	2,181	(1,713)	11	(60)	419	-
KP US Large Cap Equity Fund	-	2,311	(1,830)	8	(45)	444	-
KP US Small Cap Equity Fund	-	936	(743)	4	(14)	183	-

* The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.0%
Consumer Discretionary – 15.4%
Advance Auto Parts	14,440	$1,827
Amazon.com*	48,996	16,488
AutoNation*	1,413	75
AutoZone*	909	488
Bed Bath & Beyond*	16,914	1,164
Best Buy	6,477	171
BorgWarner	5,897	362
Cablevision Systems, Cl A	5,073	86
CarMax*	40,089	1,876
Carnival	11,264	426
CBS, Cl B	14,273	882
Chipotle Mexican Grill, Cl A*	6,364	3,615
Coach	7,389	367
Comcast, Cl A	127,363	6,293
Ctrip.com International ADR*	45,500	2,294
Darden Restaurants	3,028	154
Delphi Automotive	67,398	4,574
DIRECTV*	11,852	906
Discovery Communications, Cl C*	38,993	3,035
Dollar General*	7,814	434
Dollar Tree*	52,663	2,747
DR Horton	146,295	3,167
Expedia	2,380	173
Family Dollar Stores	2,269	132
Ford Motor	99,276	1,549
Fossil Group*	1,186	138
GameStop, Cl A	2,704	111
Gannett	5,297	146
Gap	6,962	279
Garmin	2,814	156
General Motors	51,696	1,779
Genuine Parts	3,969	345
Goodyear Tire & Rubber	5,630	147
Graham Holdings, Cl B	108	76
H&R Block	7,676	232
Harley-Davidson	5,385	359
Harman International Industries	1,818	193
Hasbro	30,911	1,720
Hilton Worldwide Holdings*	76,000	1,690
Home Depot	35,355	2,798
International Game Technology	5,834	82
Interpublic Group of	9,826	168
Johnson Controls	84,914	4,018
Kohl’s	18,551	1,054
L Brands	6,325	359
Las Vegas Sands	63,100	5,097
Leggett & Platt	3,246	106
Lennar, Cl A	4,691	186
Lowe’s	126,123	6,168

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Macy’s	9,342	$554
Marriott International, Cl A	5,992	336
Mattel	25,290	1,014
McDonald’s	55,946	5,484
MGM Resorts International*	110,100	2,847
Michael Kors Holdings*	28,813	2,688
Mohawk Industries*	1,406	191
Netflix*	6,053	2,131
Newell Rubbermaid	6,601	197
News*	11,768	203
NIKE, Cl B	18,703	1,381
Nordstrom	3,349	209
Omnicom Group	58,169	4,223
O’Reilly Automotive*	2,687	399
PetSmart	2,481	171
priceline.com*	9,250	11,025
PulteGroup	7,701	148
PVH	1,942	242
Ralph Lauren, Cl A	1,404	226
Ross Stores	5,578	399
Scripps Networks Interactive, Cl A	2,591	197
Staples	99,681	1,130
Starbucks	80,214	5,886
Starwood Hotels & Resorts Worldwide	4,934	393
Target	88,622	5,362
Tesla Motors*	7,950	1,657
Tiffany	2,592	223
Time Warner	37,077	2,422
Time Warner Cable	7,191	986
TJX	17,940	1,088
Tractor Supply	43,443	3,068
TripAdvisor*	2,593	235
Twenty-First Century Fox, Cl A	165,521	5,292
Urban Outfitters*	2,490	91
VF	9,014	558
Viacom, Cl B	41,418	3,520
Walt Disney	94,759	7,587
Whirlpool	1,937	290
Wyndham Worldwide	3,027	222
Wynn Resorts	25,991	5,774
Yum! Brands	11,176	843

		161,584

Consumer Staples – 9.6%
Altria Group	87,197	3,264
Archer-Daniels-Midland	16,747	727
Avon Products	10,056	147
Beam	4,184	349
Brown-Forman, Cl B	4,182	375
Campbell Soup	4,213	189
Clorox	3,525	310

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Coca-Cola	96,120	$3,716
Coca-Cola Enterprises	28,441	1,358
Colgate-Palmolive	21,932	1,423
ConAgra Foods	10,835	336
Constellation Brands, Cl A*	3,990	339
Costco Wholesale	11,062	1,235
CVS Caremark	106,305	7,958
Danone	36,597	2,588
Diageo	157,411	4,884
Dr Pepper Snapple Group	34,160	1,860
Estee Lauder, Cl A	31,246	2,090
General Mills	104,536	5,417
Hershey	3,861	403
Hormel Foods	3,035	150
Imperial Tobacco Group	15,916	643
JM Smucker	2,483	241
Kellogg	20,348	1,276
Keurig Green Mountain	3,100	327
Kimberly-Clark	9,565	1,055
Kraft Foods Group	15,039	844
Kroger	13,107	572
Lorillard	82,572	4,465
McCormick	3,130	225
Mead Johnson Nutrition, Cl A	5,152	428
Molson Coors Brewing, Cl B	3,776	222
Mondelez International, Cl A	42,857	1,481
Monster Beverage*	3,137	218
Nestle	75,667	5,696
PepsiCo	108,274	9,041
Philip Morris International	175,233	14,346
Procter & Gamble	140,349	11,312
Reynolds American	8,046	430
Safeway	5,730	212
Sysco	14,914	539
Tyson Foods, Cl A	7,074	311
Walgreen	22,018	1,454
Wal-Mart Stores	41,120	3,143
Whole Foods Market	59,049	2,994

		100,593

Energy – 7.1%
Anadarko Petroleum	12,677	1,075
Apache	26,206	2,174
Baker Hughes	11,073	720
Cabot Oil & Gas	10,834	367
Cameron International*	5,815	359
Chesapeake Energy	13,581	348
Chevron	90,167	10,722
ConocoPhillips	30,836	2,169
CONSOL Energy	5,399	216
Denbury Resources	8,539	140
Devon Energy	9,765	654

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Diamond Offshore Drilling	1,621	$79
Ensco, Cl A	5,507	291
EOG Resources	13,678	2,683
Equities	3,863	375
Exxon Mobil	185,446	18,114
FMC Technologies*	6,312	330
Halliburton	21,479	1,265
Helmerich & Payne	2,787	300
Hess	6,796	563
Kinder Morgan	17,074	555
Marathon Oil	17,714	629
Marathon Petroleum	7,225	629
Murphy Oil	4,406	277
Nabors Industries	6,053	149
National Oilwell Varco	10,846	845
Newfield Exploration*	3,137	98
Noble	6,042	198
Noble Energy	9,126	648
Occidental Petroleum	65,025	6,196
ONEOK	5,360	318
Peabody Energy	6,370	104
Phillips 66	15,045	1,159
Pioneer Natural Resources	39,049	7,308
QEP Resources	4,213	124
Range Resources	69,485	5,765
Rowan, Cl A*	2,917	98
Schlumberger	32,796	3,197
Southwestern Energy*	9,411	433
Spectra Energy	17,068	630
Tesoro	3,132	158
Transocean	9,091	376
Valero Energy	13,841	735
Williams	17,391	706

		74,279

Financials – 15.8%
ACE	42,103	4,171
Aflac	11,213	707
Allstate	11,693	662
American Express	22,906	2,063
American International Group	36,767	1,839
American Tower, Cl A‡	9,988	818
Ameriprise Financial	4,639	511
Aon	41,335	3,484
Apartment Investment & Management, Cl A‡	3,354	101
Assurant	1,627	106
AvalonBay Communities‡	3,112	409
Bank of America	267,794	4,606
Bank of New York Mellon	159,142	5,616
BB&T	18,029	724
Berkshire Hathaway, Cl B*	45,538	5,690
BlackRock, Cl A	12,175	3,829

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Boston Properties‡	4,067	$466
Capital One Financial	14,405	1,111
CBRE Group, Cl A*	6,585	181
Charles Schwab	29,623	810
Chubb	31,289	2,794
Cincinnati Financial	3,457	168
Citigroup	76,987	3,665
CME Group, Cl A	8,050	596
Comerica	4,319	224
Crown Castle International‡	126,082	9,302
Discover Financial Services	11,535	671
E*TRADE Financial*	6,701	154
Equity Residential‡	8,584	498
Fifth Third Bancorp	20,939	481
Franklin Resources	86,325	4,677
General Growth Properties‡	14,037	309
Genworth Financial, Cl A*	11,662	207
Goldman Sachs Group	46,647	7,643
Hartford Financial Services Group	11,479	405
HCP‡	11,695	454
Health Care REIT‡	7,403	441
Host Hotels & Resorts‡	19,618	397
Hudson City Bancorp	11,129	109
Huntington Bancshares	19,548	195
IntercontinentalExchange Group	2,951	584
Invesco	10,473	388
JPMorgan Chase	308,523	18,729
KeyCorp	23,863	340
Kimco Realty‡	9,414	206
Legg Mason	2,485	122
Leucadia National	7,347	206
Lincoln National	6,857	347
Loews	7,933	349
M&T Bank	3,327	404
Macerich‡	3,245	202
Marsh & McLennan	13,957	688
McGraw Hill Financial	22,382	1,708
MetLife	142,994	7,550
Moody’s	16,420	1,302
Morgan Stanley	158,815	4,950
NASDAQ OMX Group	42,285	1,562
Northern Trust	5,992	393
People’s United Financial	7,454	111
Plum Creek Timber‡	4,108	173
PNC Financial Services Group	40,638	3,536
Principal Financial Group	7,077	325
Progressive	14,662	355
Prologis‡	12,769	521
Prudential Financial	53,917	4,564
Public Storage‡	3,652	615
Regions Financial	36,401	404

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Simon Property Group‡	7,941	$1,302
SLM	10,361	254
State Street	118,375	8,232
SunTrust Banks	13,633	542
T Rowe Price Group	6,655	548
TD Ameritrade Holding	149,700	5,082
Torchmark	2,058	162
Travelers	68,355	5,817
Unum Group	6,055	214
US Bancorp	114,004	4,886
Ventas‡	7,513	455
Vornado Realty Trust‡	4,503	444
Wells Fargo	321,826	16,008
Weyerhaeuser‡	15,016	441
XL Group, Cl A	6,593	206
Zions Bancorporation	4,322	134

		166,655

Health Care – 14.5%
Abbott Laboratories	127,025	4,892
AbbVie	39,873	2,049
Actavis*	4,403	906
Aetna	9,441	708
Agilent Technologies	8,477	474
Alexion Pharmaceuticals*	32,342	4,920
Allergan	7,518	933
AmerisourceBergen, Cl A	5,901	387
Amgen	18,915	2,333
Baxter International	13,746	1,011
Becton Dickinson and	4,938	578
Biogen Idec*	27,782	8,498
Boston Scientific*	34,328	464
Bristol-Myers Squibb	41,270	2,144
Cardinal Health	45,695	3,198
CareFusion*	4,868	196
Celgene*	38,168	5,328
Cerner*	7,615	428
Cigna	6,982	585
Covidien	35,812	2,638
CR Bard	1,836	272
DaVita HealthCare Partners*	4,608	317
DENTSPLY International	3,349	154
Edwards Lifesciences*	2,591	192
Eli Lilly	24,828	1,461
Express Scripts Holding*	61,445	4,614
Forest Laboratories*	6,113	564
Gilead Sciences*	168,673	11,953
Hospira*	3,889	168
Humana	19,572	2,206
Intuitive Surgical*	6,246	2,736
Johnson & Johnson	184,859	18,160
Laboratory Corp of America Holdings*	2,052	202

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
McKesson	48,100	$8,493
Medtronic	85,760	5,277
Merck	132,314	7,511
Mylan*	9,067	443
Novartis	11,730	995
Patterson	1,945	81
PerkinElmer	2,596	117
Perrigo	3,432	531
Pfizer	466,598	14,987
Quest Diagnostics	23,864	1,382
Regeneron Pharmaceuticals*	8,287	2,488
Roche Holding	4,719	1,415
St. Jude Medical	47,619	3,114
Stryker	7,515	612
Tenet Healthcare*	2,273	97
Thermo Fisher Scientific	35,100	4,220
UnitedHealth Group	82,655	6,777
Valeant Pharmaceuticals International*	37,000	4,878
Varian Medical Systems*	2,484	209
Vertex Pharmaceuticals*	24,708	1,747
Waters*	2,348	255
WellPoint	7,115	708
Zimmer Holdings	4,398	416
Zoetis, Cl A	15,672	454

		152,876

Industrials – 13.3%
3M	63,031	8,551
ADT	3,949	118
Allegion	2,056	107
American Airlines Group*	82,300	3,012
AMETEK	6,327	326
Boeing	80,405	10,090
Canadian National Railway	34,410	1,935
Caterpillar	16,009	1,591
CH Robinson Worldwide	3,464	181
Cintas	2,376	142
Colfax*	23,300	1,662
CSX	25,567	741
Cummins	4,504	671
Danaher	174,365	13,078
Deere	8,767	796
Delta Air Lines	21,491	745
Dover	4,097	335
Dun & Bradstreet	867	86
Eaton	50,037	3,758
Emerson Electric	17,727	1,184
Equifax	2,812	191
Expeditors International of Washington	4,858	193
Fastenal	7,076	349
FedEx	35,019	4,642

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Flowserve	3,243	$254
Fluor	4,285	332
General Dynamics	8,083	880
General Electric	253,937	6,574
Honeywell International	81,488	7,559
Illinois Tool Works	25,622	2,084
Ingersoll-Rand	6,267	359
Iron Mountain	3,997	110
Jacobs Engineering Group*	3,130	199
Joy Global	2,485	144
Kansas City Southern	22,292	2,274
L-3 Communications Holdings, Cl 3	2,354	278
Lockheed Martin	50,289	8,209
Masco	8,422	187
Nielsen Holdings	6,941	310
Norfolk Southern	7,839	762
Northrop Grumman	29,497	3,639
PACCAR	9,017	608
Pall	2,593	232
Parker Hannifin	3,860	462
Pentair	23,157	1,837
Pitney Bowes	5,452	142
Precision Castparts	37,533	9,487
Quanta Services*	4,976	184
Raytheon	8,157	806
Republic Services, Cl A	6,271	214
Robert Half International	3,242	136
Rockwell Automation	3,542	441
Rockwell Collins	3,636	290
Roper Industries	2,573	344
Ryder System	1,192	95
Snap-on	1,401	159
Southwest Airlines	18,015	425
Stanley Black & Decker	30,581	2,484
Stericycle*	2,249	256
Textron	6,690	263
Tyco International	93,041	3,945
Union Pacific	11,403	2,140
United Continental Holdings*	69,600	3,106
United Parcel Service, Cl B	67,066	6,531
United Technologies	110,592	12,923
Wabtec	32,300	2,504
Waste Management	11,461	482
WW Grainger	1,658	419
Xylem	4,322	157

		139,710

Information Technology – 15.6%
Accenture, Cl A	93,038	7,417
Adobe Systems*	11,810	776
Akamai Technologies*	46,012	2,678
Alliance Data Systems*	1,385	377

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Altera	8,260	$299
Amphenol, Cl A	4,076	374
Analog Devices	8,042	427
Apple	22,589	12,125
Applied Materials	30,799	629
ASML Holding, Cl G	33,400	3,118
Autodesk*	5,893	290
Automatic Data Processing	12,139	938
Baidu*	16,900	2,575
Broadcom, Cl A	13,941	439
CA	7,566	234
Cisco Systems	129,221	2,896
Citrix Systems*	4,625	266
Cognizant Technology Solutions, Cl A*	75,954	3,844
Computer Sciences	3,857	235
Corning	34,623	721
eBay*	29,331	1,620
Electronic Arts*	8,139	236
EMC	51,887	1,422
F5 Networks*	1,835	196
Facebook, Cl A*	109,467	6,595
Fidelity National Information Services	23,218	1,241
First Solar*	1,623	113
Fiserv*	35,960	2,039
FLIR Systems	3,347	120
Google, Cl A*	22,779	25,388
Harris	2,486	182
Hewlett-Packard	48,450	1,568
Intel	196,786	5,078
International Business Machines	55,890	10,758
Intuit	7,197	559
Jabil Circuit	4,322	78
Juniper Networks*	215,080	5,540
KLA-Tencor	4,491	311
Lam Research*	3,883	214
Linear Technology	6,408	312
LinkedIn, Cl A*	11,600	2,145
LSI	12,750	141
MasterCard, Cl A	25,605	1,913
Microchip Technology	4,646	222
Micron Technology*	26,934	637
Microsoft	191,043	7,831
Motorola Solutions	5,901	379
NetApp	8,794	324
NetSuite*	15,900	1,508
NVIDIA	13,209	237
Oracle	199,758	8,172
Paychex	8,667	369
QUALCOMM	42,945	3,387
Red Hat*	53,630	2,841

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Salesforce.com*	88,267	$5,039
SanDisk	5,794	470
Seagate Technology	8,369	470
ServiceNow*	27,400	1,642
Symantec	18,113	362
TE Connectivity	10,415	627
Teradata*	3,885	191
Texas Instruments	27,308	1,288
Total System Services	3,991	121
Vantiv, Cl A*	59,100	1,786
VeriSign*	3,025	163
Visa, Cl A	49,938	10,780
VMware, Cl A*	23,300	2,517
Western Digital	5,367	493
Western Union	68,083	1,114
Workday, Cl A*	17,900	1,637
Xerox	27,017	305
Xilinx	6,868	373
Yahoo!*	23,745	852

		164,564

Materials – 3.2%
Air Products & Chemicals	5,368	639
Airgas	1,616	172
Alcoa	25,865	333
Allegheny Technologies	2,588	98
Avery Dennison	2,268	115
Ball	3,252	178
Bemis	2,379	93
CF Industries Holdings	1,350	352
Cliffs Natural Resources	3,667	75
Crown Holdings*	19,610	878
Dow Chemical	30,614	1,488
Eastman Chemical	3,968	342
Ecolab	44,573	4,813
EI du Pont de Nemours	23,314	1,564
FMC	3,132	240
Freeport-McMoRan Copper & Gold	26,310	869
International Flavors & Fragrances	1,842	176
International Paper	11,573	531
LyondellBasell Industries, Cl A	10,862	966
MeadWestvaco	4,110	155
Monsanto	13,217	1,504
Mosaic	8,694	435
Newmont Mining	13,468	316
Nucor	8,155	412
Owens-Illinois*	3,988	135
PPG Industries	23,455	4,538
Praxair	38,513	5,044
Sealed Air	4,542	149
Sherwin-Williams	26,450	5,213
Sigma-Aldrich	2,809	262

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
United States Steel	3,352	$93
Valspar	4,500	325
Vulcan Materials	25,427	1,690

		34,193

Telecommunication Services – 2.0%
AT&T	209,754	7,356
CenturyLink	14,030	461
Frontier Communications	23,842	136
Verizon Communications	224,109	10,663
Vodafone Group	539,017	1,980
Windstream Holdings	13,739	113

		20,709

Utilities – 1.5%
AES	17,245	246
AGL Resources	2,707	133
Ameren	6,323	261
American Electric Power	12,449	631
CenterPoint Energy	11,747	278
CMS Energy	7,464	219
Consolidated Edison	7,511	403
Dominion Resources	14,712	1,044
DTE Energy	4,608	342
Duke Energy	33,141	2,359
Edison International	8,368	474
Entergy	4,611	308
Exelon	21,694	728
FirstEnergy	10,829	369
Integrys Energy Group	1,839	110
NextEra Energy	10,951	1,047
NiSource	8,146	289
Northeast Utilities	8,149	371
NRG Energy	8,464	269
Pepco Holdings	5,735	117
PG&E	11,683	505
Pinnacle West Capital	2,492	136
PPL	38,109	1,263
Public Service Enterprise Group	26,082	995
SCANA	3,245	167
Sempra Energy	5,796	561
Southern	22,437	986
TECO Energy	4,856	83
Wisconsin Energy	5,895	274
Xcel Energy	12,868	391

		15,359

Total Common Stock (Cost $996,781) (000)		1,030,522

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Cash Equivalent (A) — 2.3%
State Street Institutional Liquid Reserves Fund, 0.070%	23,895,229	$23,895

Total Cash Equivalent (Cost $23,895) (000)		23,895

Preferred Stock — 0.0%
Dropbox* (B)	1,097	21
United Technologies*	3,560	237

Total Preferred Stock (Cost $249) (000)		258

Total Investments — 100.3% (Cost $1,020,925) (000) †		$1,054,675

Percentages are based on Net Assets of $1,051,393 (000).

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	150	Jun-2014	$134

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of March 31, 2014.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such security as of March 31, 2014 was $21 (000) and represented 0.00% of net assets.

ADR – American Depositary Receipt

Cl - Class

S&P – Standard & Poor’s

† At March 31, 2014, the tax cost basis of the Fund’s investments was $1,020,925 (000), and the unrealized appreciation and depreciation were $45,939 (000) and $(12,189) (000), respectively.

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,030,522	$-	$-	$1,030,522
Cash Equivalent	23,895	-	-	23,895
Preferred Stock	237	-	21	258

Total Investments in Securities	$1,054,654	$-	$21	$1,054,675

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$134	$-	$-	$134

Total Other Financial Instruments	$134	$-	$-	$134

*	Futures contracts are valued at the unrealized appreciation on the instrument.

^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.3%
Consumer Discretionary – 14.5%
1-800-Flowers.com, Cl A*	1,500	$8
Abercrombie & Fitch, Cl A	46,370	1,784
Aeropostale*	3,300	17
AH Belo, Cl A	700	8
AMC Entertainment Holdings, Cl A*	1,100	27
American Axle & Manufacturing Holdings*	3,330	62
American Eagle Outfitters	116,910	1,430
American Public Education*	800	28
America’s Car-Mart*	400	15
ANN INC*	2,564	106
Arctic Cat	600	29
Asbury Automotive Group*	1,687	93
Ascent Capital Group, Cl A*	708	53
Barnes & Noble*	1,900	40
Bassett Furniture Industries	600	9
Beazer Homes USA*	1,100	22
bebe stores inc	1,400	9
Big 5 Sporting Goods	700	11
Big Lots*	63,515	2,405
Biglari Holdings*	70	34
BJ’s Restaurants*	1,400	46
Black Diamond*	900	11
Bloomin’ Brands*	3,000	72
Blue Nile*	600	21
Blyth	600	6
Bob Evans Farms	1,300	65
Bon-Ton Stores	800	9
Boyd Gaming*	3,300	44
Bravo Brio Restaurant Group*	800	11
Bridgepoint Education*	600	9
Bright Horizons Family Solutions*	600	23
Brown Shoe	2,172	58
Brunswick	4,720	213
Buckle	1,500	69
Buffalo Wild Wings*	927	138
Burlington Stores*	700	21
Caesars Entertainment*	1,900	36
Callaway Golf	3,600	37
Capella Education	500	32
Career Education*	2,900	22
Carmike Cinemas*	1,300	39
Carriage Services, Cl A	800	15
Carrols Restaurant Group*	1,400	10
Cato, Cl A	1,400	38
Cavco Industries*	400	31
Central European Media Enterprises, Cl A*	3,100	9
Cheesecake Factory	2,812	134
Chico’s FAS	90,865	1,456

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Children’s Place Retail Stores	1,264	$63
Christopher & Banks*	1,500	10
Churchill Downs	707	65
Chuy’s Holdings*	29,282	1,264
Citi Trends*	600	10
ClubCorp Holdings	900	17
Columbia Sportswear	700	58
Conn’s*	1,091	42
Container Store Group*	700	24
Cooper Tire & Rubber	82,497	2,005
Core-Mark Holding	600	44
Corinthian Colleges*	5,000	7
Cracker Barrel Old Country Store	994	97
Crocs*	4,300	67
Crown Media Holdings, Cl A*	2,200	8
CSS Industries	300	8
Culp	300	6
Cumulus Media, Cl A*	4,400	30
Dana Holding	7,804	182
Deckers Outdoor*	17,291	1,379
Del Frisco’s Restaurant Group*	20,425	570
Denny’s*	4,584	29
Destination Maternity	700	19
Destination XL Group*	1,700	10
DeVry Education Group	51,283	2,175
Dex Media*	1,000	9
Diamond Resorts International*	700	12
DineEquity	800	62
Dorman Products*	1,400	83
DR Horton	35,810	775
Drew Industries	1,264	69
Education Management*	1,000	5
Einstein Noah Restaurant Group	400	7
Entercom Communications, Cl A*	1,000	10
Entravision Communications, Cl A	2,200	15
Ethan Allen Interiors	44,944	1,144
EveryWare Global*	700	3
EW Scripps, Cl A*	1,600	28
Expedia	13,480	977
Express*	4,675	74
Federal-Mogul*	900	17
Fiesta Restaurant Group*	31,652	1,444
Finish Line, Cl A	2,700	73
Five Below*	1,800	76
Flexsteel Industries	300	11
Fox Factory Holding*	400	8
Francesca’s Holdings*	2,100	38
Fred’s, Cl A	1,733	31
FTD*	1,100	35
Fuel Systems Solutions*	600	6
Genesco*	1,200	89
Gentex	24,573	775

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Gentherm*	14,200	$493
G-III Apparel Group*	24,153	1,729
Global Sources*	1,200	11
Grand Canyon Education*	2,410	113
Gray Television*	2,300	24
Group 1 Automotive	1,200	79
Guess?	24,170	667
Hanesbrands	13,355	1,021
Harman International Industries	24,703	2,628
Harte-Hanks	2,300	20
Hasbro	30,328	1,686
Haverty Furniture	900	27
Helen of Troy*	1,739	120
Hemisphere Media Group*	600	8
hhgregg*	800	8
Hibbett Sports*	1,400	74
Hillenbrand	25,845	836
HomeAway*	33,467	1,261
Hooker Furniture	400	6
Houghton Mifflin Harcourt*	900	18
Hovnanian Enterprises, Cl A*	6,698	32
HSN	1,848	110
Iconix Brand Group*	25,155	988
Ignite Restaurant Group*	500	7
International Speedway, Cl A	1,600	54
Interval Leisure Group	2,200	58
Intrawest Resorts Holdings*	900	12
iRobot*	1,600	66
Isle of Capri Casinos*	900	7
ITT Educational Services*	1,200	34
Jack in the Box*	18,025	1,063
JAKKS Pacific	1,200	9
Jamba*	700	8
Johnson Outdoors, Cl A	300	8
Jones Group	4,400	66
Jos A Bank Clothiers*	1,300	84
Journal Communications, Cl A*	1,900	17
JTH Holding, Cl A*	300	8
K12*	1,200	27
KappAhl	400	7
Kate Spade*	41,022	1,522
KB Home	4,054	69
Kirkland’s*	600	11
Krispy Kreme Doughnuts*	3,600	64
La-Z-Boy, Cl Z	2,854	77
LeapFrog Enterprises, Cl A*	3,300	25
LGI Homes*	400	7
Libbey*	1,300	34
Life Time Fitness*	2,319	112
LifeLock*	3,500	60
Lifetime Brands	600	11
Lincoln Educational Services	1,600	6

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Lithia Motors, Cl A	1,242	$83
Live Nation Entertainment*	7,493	163
Loral Space & Communications*	700	50
Luby’s*	1,200	7
Lumber Liquidators Holdings*	1,403	132
M*	1,200	27
Marcus	700	12
Marine Products	700	5
MarineMax*	1,000	15
Marriott Vacations Worldwide*	1,600	89
Martha Stewart Living Omnimedia, Cl A*	1,600	7
Matthews International, Cl A	1,482	60
Mattress Firm Holding*	800	38
McClatchy, Cl A*	3,800	24
MDC Holdings	130,689	3,697
MDC Partners, Cl A	1,800	41
Media General*	800	15
Men’s Wearhouse	2,483	122
Meredith	15,435	716
Meritage Homes*	2,141	90
Modine Manufacturing*	2,300	34
Monarch Casino & Resort*	500	9
Monro Muffler Brake	1,686	96
Morgans Hotel Group*	1,100	9
Motorcar Parts of America*	38,951	1,035
Movado Group	15,598	710
Multimedia Games Holding*	1,600	46
NACCO Industries, Cl A	200	11
Nathan’s Famous*	100	5
National CineMedia	2,900	44
Nautilus*	1,200	12
New York*	1,800	8
New York Times, Cl A	6,889	118
Nexstar Broadcasting Group, Cl A	1,646	62
Noodles, Cl A*	300	12
Nutrisystem	1,200	18
Office Depot*	25,753	106
Orbitz Worldwide*	1,000	8
Orient-Express Hotels, Cl A*	5,292	76
Outerwall*	999	72
Overstock.com*	400	8
Oxford Industries	718	56
Pacific Sunwear of California*	2,800	8
Papa John’s International	1,600	83
Penske Automotive Group	2,310	99
Pep Boys-Manny Moe & Jack*	3,100	39
Perry Ellis International*	500	7
PetMed Express	800	11
Pier 1 Imports	5,132	97
Pinnacle Entertainment*	3,236	77
Pool	2,500	153

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Popeyes Louisiana Kitchen*	1,300	$53
Quiksilver*	6,500	49
RadioShack*	4,000	8
ReachLocal*	600	6
Reading International, Cl A*	1,100	8
Red Robin Gourmet Burgers*	700	50
Regis	2,200	30
Remy International	600	14
Rent-A-Center, Cl A	2,900	77
Rentrak*	6,520	393
Restoration Hardware Holdings*	1,000	74
RetailMeNot*	400	13
RG Barry	400	8
Ruby Tuesday*	2,500	14
Ruth’s Hospitality Group	1,600	19
Ryland Group	2,265	90
Saga Communications, Cl A	200	10
Salem Communications, Cl A	700	7
Scholastic	1,300	45
Scientific Games, Cl A*	2,200	30
Sears Hometown and Outlet Stores*	400	9
Select Comfort*	2,700	49
SFX Entertainment*	800	6
Shiloh Industries*	400	7
Shoe Carnival	765	18
Shutterfly*	2,021	86
Signet Jewelers	6,600	699
Sinclair Broadcast Group, Cl A	3,726	101
Sizmek*	1,000	11
Skechers U.S.A., Cl A*	1,917	70
Skullcandy*	1,100	10
Smith & Wesson Holding*	2,800	41
Sonic*	3,100	71
Sonic Automotive, Cl A	2,200	49
Sotheby’s	3,584	156
Spartan Motors	1,400	7
Speedway Motorsports	500	9
Stage Stores	44,365	1,084
Standard Motor Products	900	32
Standard Pacific*	8,200	68
Stein Mart	1,400	20
Steiner Leisure*	700	32
Steven Madden*	3,265	117
Stoneridge*	1,100	12
Strayer Education*	500	23
Sturm Ruger	1,102	66
Superior Industries International	1,131	23
Systemax*	700	10
Tenneco*	12,660	735
Texas Roadhouse, Cl A	3,079	80
Tile Shop Holdings*	700	11

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Tilly’s, Cl A*	600	$7
Tower International*	200	5
Town Sports International Holdings	1,000	8
TRI Pointe Homes*	600	10
TripAdvisor*	14,324	1,298
Tuesday Morning*	2,100	30
Tumi Holdings*	2,400	54
UCP, Cl A*	500	8
Under Armour, Cl A*	10,494	1,203
Unifi*	800	18
Universal Electronics*	700	27
Universal Technical Institute	900	12
Vail Resorts	1,757	122
ValueVision Media, Cl A*	1,600	8
Vera Bradley*	1,100	30
Vince Holding*	500	13
Visteon*	22,914	2,026
Vitacost.com*	1,400	10
Vitamin Shoppe*	1,655	79
VOXX International, Cl A*	800	11
WCI Communities*	400	8
Wendy’s	89,484	816
West Marine*	700	8
Wet Seal, Cl A*	3,600	5
Weyco Group	300	8
William Lyon Homes, Cl A*	700	19
Winmark	100	8
Winnebago Industries*	1,400	38
Wolverine World Wide	5,307	152
World Wrestling Entertainment, Cl A	23,420	675
ZAGG*	1,900	9
Zale*	1,500	31
zulily, Cl A*	7,100	356
Zumiez*	1,300	32

		58,798

Consumer Staples – 3.5%
Alico	200	8
Alliance One International*	3,500	10
Andersons	1,557	92
Annie’s*	600	24
B&G Foods	2,607	78
Boston Beer, Cl A*	438	107
Boulder Brands*	2,900	51
Calavo Growers	600	21
Cal-Maine Foods	700	44
Casey’s General Stores	2,050	139
Central Garden and Pet, Cl A*	1,700	14
Chefs’ Warehouse*	800	17
Chiquita Brands International*	2,100	26
Coca-Cola Bottling Consolidated	200	17
Craft Brew Alliance*	400	6
Darling International*	102,974	2,061

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Dean Foods	200,180	$3,094
Diamond Foods*	17,687	618
Elizabeth Arden*	1,300	38
Fairway Group Holdings, Cl A*	600	5
Farmer Bros*	400	8
Female Health	900	7
Fresh Del Monte Produce	1,800	50
Griffin Land & Nurseries	200	6
Hain Celestial Group*	2,039	187
Harbinger Group*	1,500	18
Hillshire Brands	27,880	1,038
Ingles Markets, Cl A	500	12
Inter Parfums	800	29
Inventure Foods*	600	8
J&J Snack Foods	800	77
John B Sanfilippo & Son	300	7
Lancaster Colony	974	97
Lifevantage*	6,200	8
Lifeway Foods	300	4
Limoneira	400	9
Medifast*	600	17
Monster Beverage*	24,068	1,672
National Beverage*	500	10
Natural Grocers by Vitamin Cottage*	400	17
Nature’s Sunshine Products	500	7
Nutraceutical International*	500	13
Oil-Dri Corp of America	200	7
Omega Protein*	800	10
Orchids Paper Products	300	9
Pantry*	1,200	18
Pilgrim’s Pride*	3,300	69
Post Holdings*	1,792	99
PriceSmart	981	99
Revlon, Cl A*	500	13
Rite Aid*	38,268	241
Roundy’s	1,000	7
Sanderson Farms	1,226	96
Seaboard*	17	45
Seneca Foods, Cl A*	400	13
Snyder’s-Lance	15,031	424
Spartan Stores	1,700	39
Spectrum Brands Holdings	13,492	1,075
Star Scientific*	10,400	8
SUPERVALU*	9,925	68
Susser Holdings*	1,026	64
Synutra International*	1,000	7
Tootsie Roll Industries	927	28
TreeHouse Foods*	1,913	138
United Natural Foods*	2,591	184
Universal	27,657	1,546
USANA Health Sciences*	300	23

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Vector Group	3,100	$67
Village Super Market, Cl A	300	8
WD-40	808	63
Weis Markets	497	24

		14,263

Energy – 5.4%
Abraxas Petroleum*	3,300	13
Adams Resources & Energy	100	6
Alon USA Energy	1,200	18
Alpha Natural Resources*	10,900	46
Amyris*	1,700	6
Apco Oil and Gas International*	600	9
Approach Resources*	94,490	1,976
Arch Coal	10,500	51
Athlon Energy*	900	32
Basic Energy Services*	1,400	38
Bill Barrett*	2,355	60
Bolt Technology	400	8
Bonanza Creek Energy*	1,617	72
BPZ Resources*	4,800	15
Bristow Group	1,931	146
C&J Energy Services*	2,500	73
Cal Dive International*	4,100	7
Callon Petroleum*	1,600	13
CARBO Ceramics	971	134
Carrizo Oil & Gas*	18,490	988
CHC Group*	1,800	13
Clayton Williams Energy*	300	34
Clean Energy Fuels*	3,400	30
Cloud Peak Energy*	3,370	71
Comstock Resources	2,490	57
Contango Oil & Gas*	741	35
Dawson Geophysical	400	11
Delek US Holdings	60,810	1,766
Diamondback Energy*	16,423	1,105
Emerald Oil*	2,500	17
Endeavour International*	1,900	6
Energy XXI Bermuda	3,581	84
EPL Oil & Gas*	1,500	58
Equal Energy	1,500	7
Era Group*	900	26
Evolution Petroleum	700	9
EXCO Resources	8,100	45
Exterran Holdings	3,052	134
Forest Oil*	6,400	12
Forum Energy Technologies*	2,200	68
Frontline*	2,100	8
FX Energy*	2,200	7
GasLog	1,500	35
Gastar Exploration*	72,305	396
Geospace Technologies*	600	40
Goodrich Petroleum*	1,600	25

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Green Plains Renewable Energy	1,300	$39
Gulf Island Fabrication	600	13
Gulfmark Offshore, Cl A	1,455	65
Halcon Resources*	11,500	50
Hallador Energy	600	5
Helix Energy Solutions Group*	5,698	131
Hercules Offshore*	7,960	37
Hornbeck Offshore Services*	1,900	79
ION Geophysical*	5,900	25
Jones Energy, Cl A*	500	8
Key Energy Services*	8,341	77
Knightsbridge Tankers	1,600	22
Kodiak Oil & Gas*	14,032	170
Magnum Hunter Resources*	9,400	80
Matador Resources*	3,200	78
Matrix Service*	38,092	1,287
Midstates Petroleum*	1,400	8
Miller Energy Resources*	1,200	7
Mitcham Industries*	500	7
Natural Gas Services Group*	600	18
Newpark Resources*	4,277	49
Nordic American Tankers	3,600	35
North Atlantic Drilling	3,700	33
Northern Oil and Gas*	3,200	47
Nuverra Environmental Solutions*	600	12
Panhandle Oil and Gas, Cl A	300	13
Parker Drilling*	5,900	42
Patterson-UTI Energy	19,400	615
PBF Energy, Cl A	44,340	1,144
PDC Energy*	1,923	120
Penn Virginia*	88,718	1,552
PetroQuest Energy*	2,300	13
PHI*	600	27
Pioneer Energy Services*	3,100	40
Precision Drilling	58,400	699
Quicksilver Resources*	5,300	14
Renewable Energy Group*	900	11
Rentech*	10,000	19
Resolute Energy*	2,900	21
REX American Resources*	300	17
Rex Energy*	2,600	49
RigNet*	600	32
Rosetta Resources*	3,230	150
RSP Permian*	1,200	35
Sanchez Energy*	1,896	56
Scorpio Tankers	9,975	99
SEACOR Holdings*	1,000	86
SemGroup, Cl A	2,082	137
Ship Finance International	2,800	50
Solazyme*	2,300	27
Stone Energy*	2,697	113
Swift Energy*	1,900	20

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Synergy Resources*	2,200	$24
Targa Resources	1,728	172
Teekay Tankers, Cl A	2,500	9
Tesco*	1,400	26
TETRA Technologies*	4,400	56
TGC Industries*	1,000	6
Tidewater	33,855	1,647
Triangle Petroleum*	4,000	33
Tsakos Energy Navigation	58,530	454
Ultra Petroleum*	74,086	1,992
Uranium Energy*	5,100	7
Ur-Energy*	5,000	8
VAALCO Energy*	2,600	22
Vantage Drilling*	8,100	14
W&T Offshore	2,000	35
Warren Resources*	2,900	14
Western Refining	2,943	114
Westmoreland Coal*	500	15
Willbros Group*	2,000	25
WPX Energy*	114,254	2,060

		22,126

Financials – 18.3%
1st Source	700	22
1st United Bancorp	1,200	9
Acadia Realty Trust‡	2,700	71
Access National	500	8
Agree Realty‡	700	21
Alexander & Baldwin	2,353	101
Alexander’s‡	100	36
Altisource Residential‡	3,100	98
Ambac Financial Group*	3,300	91
American Assets Trust‡	1,700	57
American Capital Mortgage Investment‡	2,900	54
American Equity Investment Life Holding	3,510	83
American Financial Group	33,775	1,949
American National Bankshares	300	7
American Realty Capital Properties‡	24,522	344
American Residential Properties‡ *	600	11
Ameris Bancorp*	1,500	35
AMERISAFE	1,017	45
Ames National	400	9
AmTrust Financial Services	1,500	56
Anworth Mortgage Asset‡	7,198	36
Apollo Commercial Real Estate Finance‡	2,200	37
Apollo Investment	12,100	101
Apollo Residential Mortgage‡	1,400	23
Ares Commercial Real Estate‡	900	12
Argo Group International Holdings	1,309	60
Arlington Asset Investment, Cl A	700	19

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Armada Hoffler Properties‡	800	$8
ARMOUR Residential‡	20,303	84
Arrow Financial	400	11
Ashford Hospitality Prime‡	1,000	15
Ashford Hospitality Trust‡	3,100	35
Associated Estates Realty‡	2,800	47
Assurant	28,313	1,839
Astoria Financial	86,770	1,199
AV Homes*	400	7
Aviv‡	500	12
Baldwin & Lyons, Cl B	400	11
Banc of California	700	9
BancFirst	300	17
Banco Latinoamericano de Comercio Exterior, Cl E	1,700	45
Bancorp*	1,700	32
BancorpSouth	5,044	126
Bank Mutual	1,800	11
Bank of Hawaii	33,830	2,050
Bank of Kentucky Financial	300	11
Bank of Marin Bancorp	300	14
Bank of the Ozarks	30,659	2,087
BankFinancial	900	9
Banner	916	38
Bar Harbor Bankshares	200	8
BBCN Bancorp	4,312	74
BBX Capital, Cl A*	300	6
Beneficial Mutual Bancorp*	1,500	20
Berkshire Hills Bancorp	1,407	36
BGC Partners, Cl A	6,060	40
BlackRock Kelso Capital	3,700	34
Blue Capital Reinsurance Holdings	400	7
BNC Bancorp	1,000	17
BofI Holding*	600	51
Boston Private Financial Holdings	4,371	59
Bridge Bancorp	600	16
Bridge Capital Holdings*	400	10
Brookline Bancorp	138,955	1,308
Bryn Mawr Bank	600	17
C&F Financial	200	7
Calamos Asset Management, Cl A	800	10
Camden National	300	12
Campus Crest Communities‡	3,300	29
Capital Bank Financial, Cl A*	1,200	30
Capital City Bank Group	700	9
Capital Southwest	600	21
Capitala Finance	300	6
Capitol Federal Financial	118,530	1,487
Capstead Mortgage‡	44,650	565
Cardinal Financial	1,600	29
Cash America International	1,600	62
Cathay General Bancorp	4,221	106

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Cedar Realty Trust‡	3,735	$23
Center Bancorp	500	10
Centerstate Banks	1,600	17
Central Pacific Financial	1,000	20
Century Bancorp, Cl A	200	7
Chambers Street Properties‡	12,768	99
Charter Financial	1,259	14
Chatham Lodging Trust‡	1,200	24
Chemical Financial	32,037	1,040
Chemung Financial	200	5
Chesapeake Lodging Trust‡	2,400	62
Citizens, Cl A*	1,700	13
Citizens & Northern	500	10
City Holding	737	33
Clifton Bancorp*	500	6
CNB Financial	600	11
CNO Financial Group	11,709	212
CoBiz Financial	1,600	18
Cohen & Steers	900	36
Colony Financial‡	4,700	103
Columbia Banking System	2,500	71
Community Bank System	2,139	83
Community Trust Bancorp	808	34
CommunityOne Bancorp*	700	8
ConnectOne Bancorp*	100	5
Consolidated-Tomoka Land	300	12
Consumer Portfolio Services*	1,100	8
CoreSite Realty‡	1,200	37
Cousins Properties‡	9,000	103
Cowen Group, Cl A*	4,400	19
Crawford, Cl B	1,100	12
Credit Acceptance*	400	57
CU Bancorp*	400	7
CubeSmart‡	7,155	123
Customers Bancorp*	900	19
CVB Financial	46,180	734
CyrusOne‡	900	19
CYS Investments‡	8,804	73
DCT Industrial Trust‡	16,800	132
DFC Global*	1,600	14
Diamond Hill Investment Group	200	26
DiamondRock Hospitality‡	10,413	122
Dime Community Bancshares	21,998	374
Donegal Group, Cl A	500	7
Doral Financial*	500	4
DuPont Fabros Technology‡	3,049	73
Dynex Capital‡	2,400	21
E*TRADE Financial*	73,391	1,688
Eagle Bancorp*	1,300	47
EastGroup Properties‡	1,493	94
Education Realty Trust‡	5,600	55
eHealth*	900	46

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Ellington Residential Mortgage‡	400	$7
EMC Insurance Group	200	7
Empire State Realty Trust, Cl A‡	4,500	68
Employers Holdings	1,600	32
Encore Capital Group*	1,200	55
Enstar Group*	500	68
Enterprise Bancorp	400	8
Enterprise Financial Services	800	16
EPR Properties‡	2,700	144
Equity One‡	3,300	74
ESB Financial	500	7
ESSA Bancorp	600	7
Essent Group*	1,000	22
EverBank Financial	4,400	87
Evercore Partners, Cl A	1,663	92
Excel Trust‡	2,433	31
Ezcorp, Cl A*	3,000	32
Farmers Capital Bank*	400	9
FBL Financial Group, Cl A	400	17
FBR*	400	10
Federal Agricultural Mortgage, Cl C	500	17
FelCor Lodging Trust‡	6,137	55
Fidelity & Guaranty Life	600	14
Fidelity National Financial, Cl A	58,954	1,854
Fidelity Southern	600	8
Fidus Investment	600	12
Fifth Street Finance	6,700	63
Financial Engines	2,591	132
Financial Institutions	600	14
First American Financial	5,783	154
First Bancorp	1,300	24
First BanCorp*	3,700	20
First Busey	3,009	17
First Cash Financial Services*	1,566	79
First Commonwealth Financial	4,838	44
First Community Bancshares	700	11
First Connecticut Bancorp	756	12
First Defiance Financial	400	11
First Financial	500	17
First Financial Bancorp	81,345	1,463
First Financial Bankshares	31,874	1,969
First Financial Holdings	1,305	82
First Financial Northwest	900	9
First Industrial Realty Trust‡	5,777	112
First Interstate Bancsystem, Cl A	800	23
First Merchants	2,040	44
First Midwest Bancorp	4,146	71
First NBC Bank Holding*	200	7
First of Long Island	364	15
First Potomac Realty Trust‡	2,885	37
First Republic Bank	18,443	996
First Security Group*	4,100	9

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Firsthand Technology Value Fund	400	$9
FirstMerit	8,733	182
Flagstar Bancorp*	900	20
Flushing Financial	1,486	31
FNB	86,983	1,166
Forestar Group*	2,000	36
Fox Chase Bancorp	500	8
Franklin Financial*	400	8
Franklin Street Properties‡	4,451	56
FXCM, Cl A	1,600	24
Gain Capital Holdings	70,650	764
GAMCO Investors, Cl A	300	23
Garrison Capital	400	6
Geo Group‡	3,852	124
German American Bancorp	700	20
Getty Realty‡	1,326	25
GFI Group	2,800	10
Glacier Bancorp	3,816	111
Gladstone Capital	900	9
Gladstone Commercial‡	600	10
Gladstone Investment	1,100	9
Glimcher Realty Trust‡	7,847	79
Global Indemnity, Cl A*	300	8
Golub Capital BDC	1,886	34
Government Properties Income Trust‡	2,700	68
Gramercy Property Trust‡	3,200	17
Great Southern Bancorp	400	12
Green Dot, Cl A*	1,300	25
Greenhill	1,552	81
Greenlight Capital Re, Cl A*	1,351	44
GSV Capital*	800	8
Guaranty Bancorp	600	9
Hallmark Financial Services*	900	7
Hancock Holding	73,890	2,707
Hanmi Financial	1,800	42
Hannon Armstrong Sustainable Infrastructure Capital‡	600	9
HCI Group	500	18
Healthcare Realty Trust‡	35,949	868
Heartland Financial USA	700	19
Hercules Technology Growth Capital	3,000	42
Heritage Commerce	900	7
Heritage Financial	600	10
Heritage Oaks Bancorp*	1,200	10
Hersha Hospitality Trust, Cl A‡	9,900	58
HFF, Cl A	1,800	60
Highwoods Properties‡	4,700	181
Hilltop Holdings*	3,400	81
Home Bancorp*	400	8
Home BancShares	2,500	86
Home Federal Bancorp	600	9

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Home Loan Servicing Solutions	3,500	$76
HomeStreet	500	10
HomeTrust Bancshares*	1,100	17
Horace Mann Educators	68,230	1,979
Horizon Bancorp	400	9
Horizon Technology Finance	500	6
Hudson Pacific Properties‡	2,500	58
Hudson Valley Holding	700	13
Iberiabank	14,400	1,010
ICG Group*	62,177	1,269
Imperial Holdings*	1,100	6
Independence Holding	500	7
Independent Bank	52,545	2,069
Independent Bank Group	200	12
Infinity Property & Casualty	18,245	1,234
Inland Real Estate‡	4,200	44
International Bancshares	2,642	66
International. FCStone*	600	11
Intervest Bancshares, Cl A*	1,100	8
Invesco Mortgage Capital‡	6,652	110
Investment Technology Group*	1,900	38
Investors Bancorp	2,500	69
Investors Real Estate Trust‡	5,013	45
Investors Title Company*	100	8
iStar Financial‡ *	4,706	69
Janus Capital Group	8,065	88
JAVELIN Mortgage Investment‡	500	7
JGWPT Holdings, Cl A*	500	9
JMP Group	1,000	7
Kansas City Life Insurance	200	10
KCAP Financial	1,100	10
KCG Holdings, Cl A*	3,500	42
Kearny Financial*	600	9
Kemper	50,403	1,974
Kennedy-Wilson Holdings	3,202	72
Kite Realty Group Trust‡	6,555	39
Ladder Capital, Cl A*	800	—
Ladenburg Thalmann Financial Services*	4,100	12
Lakeland Bancorp	1,485	17
Lakeland Financial	800	32
LaSalle Hotel Properties‡	5,535	173
LCNB	400	7
Legg Mason	15,848	777
Lexington Realty Trust‡	9,600	105
LTC Properties‡	1,900	71
Macatawa Bank	1,500	8
Maiden Holdings	2,500	31
Main Street Capital	2,177	72
MainSource Financial Group	1,100	19
Manning & Napier, Cl A	600	10
Marcus & Millichap*	400	7

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
MarketAxess Holdings	1,863	$110
Marlin Business Services	300	6
MB Financial	2,700	84
MCG Capital	3,900	15
Meadowbrook Insurance Group	2,000	12
Medallion Financial	900	12
Medical Properties Trust‡	8,611	110
Medley Capital	2,767	38
Mercantile Bank	400	8
Merchants Bancshares	200	7
Meridian Interstate Bancorp*	300	8
Meta Financial Group	300	13
Metro Bancorp*	600	13
MGIC Investment*	17,180	146
Middleburg Financial	300	5
MidSouth Bancorp	500	8
MidWestOne Financial Group	400	10
Monmouth Real Estate Investment, Cl A‡	2,360	23
Montpelier Re Holdings	2,200	65
Mortgage Investment Trust‡	1,300	23
MVC Capital	1,200	16
NASB Financial	300	8
National Bank Holdings, Cl A	64,310	1,291
National Bankshares	300	11
National Health Investors‡	1,523	92
National Interstate	300	8
National Penn Bancshares	128,865	1,347
National Western Life Insurance, Cl A	143	35
Navigators Group*	500	31
NBT Bancorp	2,122	52
Nelnet, Cl A	1,100	45
New Mountain Finance	2,800	41
New Residential Investment‡	224,643	1,453
New York Mortgage Trust‡	3,800	30
NewBridge Bancorp*	1,000	7
NewStar Financial*	1,100	15
NGP Capital Resources	1,200	8
Nicholas Financial	600	9
Northfield Bancorp	33,880	436
Northrim BanCorp	400	10
NorthStar Realty Finance‡	16,290	263
Northwest Bancshares	34,700	507
OceanFirst Financial	600	11
Ocwen Financial*	44,543	1,744
OFG Bancorp	2,100	36
Old National Bancorp	56,510	843
OmniAmerican Bancorp	500	11
One Liberty Properties‡	500	11
OneBeacon Insurance Group, Cl A	925	14
Oppenheimer Holdings, Cl A	400	11

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Oritani Financial	2,200	$35
Pacific Continental	700	10
Pacific Premier Bancorp*	700	11
PacWest Bancorp	31,816	1,368
Park National	600	46
Park Sterling	1,800	12
Parkway Properties‡	3,300	60
Peapack Gladstone Financial	400	9
Pebblebrook Hotel Trust‡	3,334	113
PennantPark Investment	3,800	42
Penns Woods Bancorp	200	10
Pennsylvania Real Estate Investment Trust‡	3,718	67
PennyMac Financial Services, Cl A*	500	8
PennyMac Mortgage Investment Trust‡	3,808	91
Peoples Bancorp	400	10
PHH*	79,291	2,049
Phoenix*	300	16
Physicians Realty Trust‡	800	11
PICO Holdings*	1,300	34
Pinnacle Financial Partners	1,900	71
Piper Jaffray*	800	37
Platinum Underwriters Holdings	1,300	78
Portfolio Recovery Associates*	2,652	154
Potlatch‡	2,162	84
Preferred Bank*	500	13
Primerica	3,000	141
PrivateBancorp	3,497	107
Prospect Capital	16,500	178
Prosperity Bancshares	3,200	212
Provident Financial Holdings	300	5
Provident Financial Services	3,328	61
PS Business Parks‡	900	75
Pzena Investment Management, Cl A	700	8
QTS Realty Trust*	600	15
Radian Group	46,010	692
RAIT Financial Trust‡	4,100	35
Ramco-Gershenson Properties Trust‡	3,300	54
RE, Cl A	500	14
Redwood Trust‡	4,400	89
Regional Management*	200	5
Renasant	1,767	51
Republic Bancorp, Cl A	400	9
Resource America, Cl A	800	7
Resource Capital‡	6,333	35
Retail Opportunity Investments‡	4,000	60
Rexford Industrial Realty‡	700	10
RLI	2,296	102
RLJ Lodging Trust‡	6,574	176
Rockville Financial	1,100	15

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Rouse Properties‡	1,200	$21
Ryman Hospitality Properties‡	2,351	100
S&T Bancorp	1,474	35
Sabra Health Care‡	2,100	59
Safeguard Scientifics*	900	20
Safety Insurance Group	587	32
Sandy Spring Bancorp	1,259	31
Saul Centers‡	400	19
Seacoast Banking* (A)	700	8
Select Income ‡	1,000	30
Selective Insurance Group	2,748	64
Sierra Bancorp	500	8
Signature Bank NY*	10,737	1,348
Silver Bay Realty Trust‡	600	9
Silvercrest Asset Management Group, Cl A	400	7
Simmons First National, Cl A	800	30
Solar Capital	2,500	54
Solar Senior Capital	500	9
Southside Bancshares	1,058	33
Southwest Bancorp	800	14
Sovran Self Storage‡	1,700	125
Springleaf Holdings, Cl A*	1,200	30
STAG Industrial‡	2,000	48
State Auto Financial	600	13
State Bank Financial	1,601	28
Stellus Capital Investment	500	7
Sterling Bancorp	4,646	59
Sterling Financial	1,700	57
Stewart Information Services	1,000	35
Stifel Financial*	3,353	167
Stonegate Mortgage*	500	7
Strategic Hotels & Resorts‡ *	9,791	100
Suffolk Bancorp*	500	11
Summit Hotel Properties‡	4,000	37
Sun Bancorp*	2,500	8
Sun Communities‡	2,095	94
Sunstone Hotel Investors‡	9,742	134
Susquehanna Bancshares	112,121	1,277
SWS Group*	1,200	9
SY Bancorp	600	19
Symetra Financial	101,590	2,013
Talmer Bancorp, Cl A*	900	13
Taylor Capital Group*	800	19
TCP Capital	1,800	30
Tejon Ranch*	600	20
Terreno Realty‡	1,100	21
Territorial Bancorp	584	13
Texas Capital Bancshares*	2,152	140
Third Point Reinsurance*	1,100	17
THL Credit	1,713	24
TICC Capital	2,400	23

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Tompkins Financial	669	$33
Tower Group International	3,400	9
TowneBank	1,100	17
Tree.com*	300	9
Triangle Capital	1,600	41
Trico Bancshares	700	18
Tristate Capital Holdings*	400	6
TrustCo Bank NY	4,700	33
Trustmark	3,300	84
UMB Financial	1,907	123
UMH Properties‡	1,000	10
Umpqua Holdings	6,000	112
Union First Market Bankshares	2,376	60
United Bankshares	3,476	106
United Community Banks*	2,100	41
United Community Financial*	2,000	8
United Financial Bancorp	900	17
United Fire Group	1,200	36
Universal Health Realty Income Trust‡	598	25
Universal Insurance Holdings	1,100	14
Univest Corp of Pennsylvania	834	17
Urstadt Biddle Properties, Cl A‡	1,226	25
VantageSouth Bancshares*	900	6
ViewPoint Financial Group	2,200	63
Virtus Investment Partners*	350	61
Walker & Dunlop*	700	11
Walter Investment Management*	2,100	63
Washington Banking	600	11
Washington Federal	38,480	897
Washington Real Estate Investment Trust‡	3,260	78
Washington Trust Bancorp	685	26
Waterstone Financial	500	5
Webster Financial	4,750	148
WesBanco	1,451	46
West Bancorporation	600	9
Westamerica Bancorporation	22,740	1,230
Western Alliance Bancorp*	3,961	97
Western Asset Mortgage Capital‡	1,100	17
Westfield Financial	1,100	8
Westwood Holdings Group	300	19
WhiteHorse Finance	400	6
Whitestone, Cl B‡	900	13
Wilshire Bancorp	3,400	38
Winthrop Realty Trust‡	1,500	17
Wintrust Financial	2,300	112
WisdomTree Investments*	5,504	72
World Acceptance*	400	30
WSFS Financial	400	29
Yadkin Financial*	600	13

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
ZAIS Financial‡	400	$7

		74,587

Health Care – 11.4%
Abaxis*	1,300	51
ABIOMED*	1,900	49
Acadia Healthcare*	21,253	959
ACADIA Pharmaceuticals*	3,794	92
Accelerate Diagnostics*	400	9
Acceleron Pharma*	300	10
Accuray*	3,700	36
AcelRx Pharmaceuticals*	900	11
Achillion Pharmaceuticals*	3,900	13
Acorda Therapeutics*	2,004	76
Addus HomeCare*	300	7
Aegerion Pharmaceuticals*	1,540	71
Aerie Pharmaceuticals*	300	6
Affymetrix*	4,300	31
Agios Pharmaceuticals*	300	12
Air Methods*	2,040	109
Akorn*	2,884	63
Albany Molecular Research*	1,200	22
Align Technology*	3,840	199
Alimera Sciences*	1,100	9
Alliance HealthCare Services*	300	10
Allscripts Healthcare Solutions*	43,800	789
Almost Family*	300	7
Alnylam Pharmaceuticals*	14,467	972
Alphatec Holdings*	3,700	6
AMAG Pharmaceuticals*	1,000	19
Amedisys*	1,400	21
Amicus Therapeutics*	2,100	4
AMN Healthcare Services*	2,700	37
Ampio Pharmaceuticals*	1,300	8
Amsurg, Cl A*	1,732	82
Anacor Pharmaceuticals*	1,100	22
Analogic	596	49
AngioDynamics*	1,100	17
ANI Pharmaceuticals*	18,885	592
Anika Therapeutics*	600	25
Antares Pharma*	4,700	16
Aratana Therapeutics*	400	7
Arena Pharmaceuticals*	11,928	75
Arqule*	3,600	7
Array BioPharma*	6,200	29
ArthroCare*	1,500	72
athenahealth*	1,925	308
AtriCure*	61,262	1,152
Atrion	100	31
Auspex Pharmaceuticals*	400	12
Auxilium Pharmaceuticals*	2,700	73
AVANIR Pharmaceuticals, Cl A*	8,700	32
AVEO Pharmaceuticals*	3,400	5

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
BIND Therapeutics*	400	$5
BioDelivery Sciences International*	1,900	16
Biolase*	2,312	6
Bio-Reference Labs*	1,400	39
BioScrip*	2,400	17
BioTime*	2,300	8
Bluebird Bio*	400	9
Cambrex*	1,400	26
Cancer Genetics*	21,590	326
Cantel Medical	1,793	60
Capital Senior Living*	1,600	42
Cardiovascular Systems*	28,620	910
Cell Therapeutics*	5,700	19
Celldex Therapeutics*	24,005	424
Cellular Dynamics International*	300	4
Cempra*	800	9
Centene*	2,715	169
Cepheid*	14,647	755
Cerus*	3,200	15
Chelsea Therapeutics International*	3,500	19
Chemed	919	82
ChemoCentryx*	1,400	9
Chimerix*	300	7
Chindex International*	500	10
Clovis Oncology*	900	62
Computer Programs & Systems	682	44
CONMED	1,566	68
Corcept Therapeutics*	3,100	13
Coronado Biosciences*	1,900	4
Corvel*	700	35
Cross Country Healthcare*	1,100	9
CryoLife	1,100	11
Curis*	3,500	10
Cutera*	900	10
Cyberonics*	1,441	94
Cynosure, Cl A*	1,000	29
Cytokinetics*	1,600	15
Cytori Therapeutics*	2,600	7
Dendreon*	9,500	28
Depomed*	36,850	534
Derma Sciences*	800	10
DexCom*	34,980	1,446
Durata Therapeutics*	500	7
Dyax*	6,700	60
Dynavax Technologies*	11,000	20
Emergent Biosolutions*	20,179	510
Emeritus*	2,200	69
Enanta Pharmaceuticals*	200	8
Endocyte*	1,400	33
Endologix*	3,139	40
Ensign Group	943	41
Envision Healthcare Holdings*	26,055	881

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Epizyme*	200	$5
Esperion Therapeutics*	300	5
Exact Sciences*	17,123	243
Exactech*	400	9
ExamWorks Group*	27,191	952
Exelixis*	9,475	34
Fibrocell Science*	1,500	8
Five Prime Therapeutics*	400	8
Five Star Quality Care*	1,700	8
Fluidigm*	1,400	62
Foundation Medicine*	300	10
Furiex Pharmaceuticals*	300	26
Galena Biopharma*	4,500	11
GenMark Diagnostics*	1,600	16
Genomic Health*	800	21
Gentiva Health Services*	1,700	16
Geron*	6,700	14
Globus Medical, Cl A*	36,380	967
Greatbatch*	1,326	61
Haemonetics*	2,753	90
Halozyme Therapeutics*	4,779	61
Hanger*	1,900	64
Harvard Bioscience*	1,600	8
HealthSouth	63,976	2,298
HealthStream*	900	24
Healthways*	1,700	29
HeartWare International*	870	82
Hi-Tech Pharmacal*	500	22
HMS Holdings*	4,742	90
Horizon Pharma*	85,195	1,289
Hyperion Therapeutics*	300	8
ICON*	24,709	1,174
ICU Medical*	600	36
Idenix Pharmaceuticals*	5,100	31
IDEXX Laboratories*	9,450	1,147
ImmunoGen*	4,099	61
Immunomedics*	3,300	14
Impax Laboratories*	3,686	97
Incyte*	9,667	517
Infinity Pharmaceuticals*	2,200	26
Insmed*	2,000	38
Insulet*	23,577	1,118
Insys Therapeutics*	300	12
Integra LifeSciences Holdings*	1,100	51
Intercept Pharmaceuticals*	350	115
InterMune*	4,783	160
Intrexon*	500	13
Invacare	1,600	31
IPC The Hospitalist*	800	39
Ironwood Pharmaceuticals, Cl A*	5,783	71
Isis Pharmaceuticals*	17,751	768
Jazz Pharmaceuticals*	4,249	589

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Karyopharm Therapeutics*	400	$12
Keryx Biopharmaceuticals*	4,900	83
Kindred Healthcare	2,700	63
KYTHERA Biopharmaceuticals*	600	24
Landauer	400	18
Lannett*	900	32
LDR Holding*	300	10
Lexicon Pharmaceuticals*	10,100	17
LHC Group*	500	11
Ligand Pharmaceuticals*	25,589	1,722
Luminex*	1,900	34
MacroGenics*	300	8
Magellan Health Services*	32,511	1,929
Mallinckrodt*	32,208	2,043
MannKind*	7,400	30
Masimo*	2,382	65
MedAssets*	3,000	74
Medical Action Industries*	900	6
Medicines*	3,390	96
Medidata Solutions*	14,143	769
Medivation*	17,608	1,134
MEI Pharma*	800	9
Merge Healthcare*	3,900	10
Meridian Bioscience	2,011	44
Merit Medical Systems*	2,100	30
Merrimack Pharmaceuticals*	4,900	25
MiMedx Group*	5,400	33
Molina Healthcare*	1,600	60
Momenta Pharmaceuticals*	2,410	28
MWI Veterinary Supply*	659	103
Nanosphere*	3,400	7
National Healthcare	500	28
National Research, Cl A*	600	10
Natus Medical*	1,500	39
Navidea Biopharmaceuticals*	4,900	9
Nektar Therapeutics*	6,750	82
Neogen*	1,914	86
NeoGenomics*	2,000	7
Neurocrine Biosciences*	3,253	52
NewLink Genetics*	800	23
Novadaq Technologies*	54,265	1,209
Novavax*	8,900	40
NPS Pharmaceuticals*	5,302	159
NuVasive*	2,405	92
NxStage Medical*	3,000	38
Omeros*	1,200	14
Omnicare	13,791	823
Omnicell*	1,700	49
OncoGenex Pharmaceutical*	800	9
OncoMed Pharmaceuticals*	18,453	621
Onconova Therapeutics*	400	3
Ophthotech*	400	14

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
OPKO Health*	10,174	$95
OraSure Technologies*	3,400	27
Orexigen Therapeutics*	5,900	38
Orthofix International*	900	27
Osiris Therapeutics*	700	9
OvaScience*	600	5
Owens & Minor	3,400	119
Oxford Immunotec Global*	400	8
Pacific Biosciences of California*	2,600	14
Pacira Pharmaceuticals*	11,517	807
PAREXEL International*	3,008	163
PDL BioPharma	7,731	64
Peregrine Pharmaceuticals*	6,400	12
Pharmacyclics*	5,326	534
PharMerica*	1,500	42
PhotoMedex*	500	8
Portola Pharmaceuticals*	600	16
Pozen	1,100	9
Prestige Brands Holdings*	2,760	75
Progenics Pharmaceuticals*	3,500	14
Prothena*	700	27
Providence Service*	400	11
PTC Therapeutics*	600	16
Puma Biotechnology*	1,188	124
Quality Systems	2,000	34
Questcor Pharmaceuticals	2,696	175
Quidel*	1,400	38
Raptor Pharmaceutical*	3,500	35
Receptos*	300	13
Regulus Therapeutics*	700	6
Relypsa*	300	9
Repligen*	1,400	18
Repros Therapeutics*	1,000	18
Retrophin*	1,000	21
Rigel Pharmaceuticals*	3,500	14
Rockwell Medical*	1,700	22
RTI Surgical*	2,300	9
Sagent Pharmaceuticals*	800	19
Salix Pharmaceuticals*	8,669	899
Sangamo BioSciences*	3,000	54
Sarepta Therapeutics*	1,800	43
Sciclone Pharmaceuticals*	2,200	10
Select Medical Holdings	2,200	27
Sequenom*	4,600	11
SIGA Technologies*	2,300	7
Skilled Healthcare Group, Cl A*	1,300	7
Spectranetics*	28,410	861
Spectrum Pharmaceuticals*	3,200	25
Staar Surgical*	1,800	34
Stemline Therapeutics*	400	8
STERIS	18,429	880
Sucampo Pharmaceuticals, Cl A*	900	6

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Sunesis Pharmaceuticals*	1,200	$8
Supernus Pharmaceuticals*	1,000	9
Surgical Care Affiliates*	600	18
SurModics*	700	16
Symmetry Medical*	1,700	17
Synageva BioPharma*	1,011	84
Synergy Pharmaceuticals*	3,600	19
Synta Pharmaceuticals*	2,000	9
Tandem Diabetes Care*	400	9
Targacept*	1,700	8
Team Health Holdings*	3,660	164
TearLab*	1,200	8
Techne	9,310	795
TESARO*	800	24
Tetraphase Pharmaceuticals*	600	7
TG Therapeutics*	1,000	7
TherapeuticsMD*	4,200	27
Thoratec*	3,048	109
Threshold Pharmaceuticals*	1,900	9
Tornier*	1,200	25
Triple-S Management, Cl B*	1,000	16
Ultragenyx Pharmaceutical*	300	15
Unilife*	6,200	25
Universal American	1,500	11
US Physical Therapy	600	21
Utah Medical Products	200	12
Vanda Pharmaceuticals*	1,500	24
Vascular Solutions*	800	21
Veracyte*	100	2
Verastem*	700	8
Vical*	4,800	6
Vivus*	5,900	35
Vocera Communications*	1,100	18
Volcano*	2,700	53
WellCare Health Plans*	2,278	145
West Pharmaceutical Services	3,668	162
Wright Medical Group*	29,210	908
XenoPort*	2,200	11
XOMA*	3,300	17
Zeltiq Aesthetics*	800	16
ZIOPHARM Oncology*	3,300	15
Zogenix*	4,400	13

		46,476

Industrials – 15.5%
AAON	1,300	36
AAR	2,000	52
ABM Industries	55,218	1,587
Acacia Research	76,140	1,162
ACCO Brands*	5,700	35
Accuride*	2,400	11
Aceto	1,200	24
Acorn Energy	1,500	5

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Actuant, Cl A	3,881	$133
Acuity Brands	5,245	695
Adept Technology*	32,692	621
Advisory Board*	1,762	113
Aegion, Cl A*	1,900	48
Aerovironment*	900	36
Air Transport Services Group*	3,200	25
Aircastle	3,800	74
Alamo Group	300	16
Albany International, Cl A	1,515	54
Allegiant Travel, Cl A	768	86
Altra Industrial Motion	22,523	804
Ameresco, Cl A*	800	6
American Railcar Industries	500	35
American Science & Engineering	400	27
American Superconductor*	3,400	5
American Woodmark*	500	17
Ampco-Pittsburgh	500	9
API Technologies*	2,100	6
Apogee Enterprises	1,600	53
Applied Industrial Technologies	2,256	109
ARC Document Solutions*	1,500	11
Argan	700	21
Arkansas Best	1,400	52
Astec Industries	21,408	940
Astronics*	800	51
Atlas Air Worldwide Holdings*	1,500	53
AZZ	1,390	62
Barnes Group	25,070	964
Barrett Business Services	300	18
Beacon Roofing Supply*	2,579	100
Blount International*	2,200	26
Brady, Cl A	2,217	60
Briggs & Stratton	26,940	599
Brink’s	2,630	75
Builders FirstSource*	1,800	16
CAI International*	1,100	27
Capstone Turbine*	15,200	32
Casella Waste Systems, Cl A*	1,600	8
CBIZ*	1,400	13
CDI	600	10
Ceco Environmental	700	12
Celadon Group	900	22
Cenveo*	2,200	7
Chart Industries*	1,621	129
CIRCOR International	1,000	73
CLARCOR	19,350	1,110
Columbus McKinnon	900	24
Comfort Systems USA	2,200	34
Commercial Vehicle Group*	1,000	9
Continental Building Products*	700	13
Con-way	35,050	1,440

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Corporate Executive Board	1,749	$130
Courier	500	8
CRA International*	400	9
Cubic	1,100	56
Curtiss-Wright	2,480	158
Deluxe	40,977	2,149
DigitalGlobe*	4,008	116
Douglas Dynamics	1,171	20
Ducommun*	400	10
DXP Enterprises*	500	47
Dycom Industries*	1,625	51
Dynamic Materials	700	13
Echo Global Logistics*	700	13
EMCOR Group	3,560	166
Encore Wire	1,152	56
Energy Recovery*	1,800	10
EnerNOC*	1,200	27
EnerSys	2,518	174
Engility Holdings*	800	36
Ennis	1,100	18
Enphase Energy*	1,000	7
EnPro Industries*	1,100	80
Erickson Air-Crane*	300	6
ESCO Technologies	1,300	46
Esterline Technologies*	1,632	174
ExOne*	300	11
Exponent	700	53
Federal Signal*	3,100	46
Forward Air	21,736	1,003
Franklin Covey*	400	8
Franklin Electric	2,569	109
FreightCar America	500	12
FTI Consulting*	2,009	67
FuelCell Energy*	8,800	22
Furmanite*	1,700	17
G&K Services, Cl A	946	58
GenCorp*	2,993	55
Generac Holdings	2,678	158
General Cable	38,732	993
Gibraltar Industries*	1,800	34
Global Brass & Copper Holdings	500	8
Global Power Equipment Group	700	14
Gorman-Rupp	900	29
GP Strategies*	700	19
GrafTech International*	6,400	70
Graham	500	16
Granite Construction	50,977	2,035
Great Lakes Dredge & Dock*	2,700	25
Greenbrier*	1,200	55
Griffon	2,100	25
H&E Equipment Services*	1,500	61
Hardinge	700	10

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Harsco	28,290	$663
Hawaiian Holdings*	35,900	501
Healthcare Services Group	3,678	107
Heartland Express	45,682	1,037
HEICO	3,508	211
Heidrick & Struggles International	900	18
Heritage-Crystal Clean*	500	9
Herman Miller	8,119	261
Hexcel*	66,460	2,893
HNI	2,505	92
Houston Wire & Cable	700	9
Hub Group, Cl A*	1,982	79
Hurco	300	8
Huron Consulting Group*	1,137	72
Hyster-Yale Materials Handling	500	49
ICF International*	1,100	44
InnerWorkings*	1,800	14
Innovative Solutions & Support*	800	6
Insperity	1,300	40
Insteel Industries	900	18
Interface, Cl A	2,923	60
International Shipholding	300	9
ITT	23,756	1,016
JetBlue Airways*	101,047	878
John Bean Technologies	1,600	49
Kadant	500	18
Kaman	1,545	63
KAR Auction Services	33,472	1,016
Kelly Services, Cl A	1,348	32
KEYW Holding*	1,500	28
Kforce	1,200	26
Kimball International, Cl B	1,900	34
Knight Transportation	74,418	1,720
Knoll	39,324	715
Korn*	2,400	71
Kratos Defense & Security Solutions*	1,800	14
Layne Christensen*	800	15
LB Foster, Cl A	500	23
Lindsay	700	62
LMI Aerospace*	600	8
LSI Industries	900	7
Lydall*	700	16
Manitex International*	600	10
Marten Transport	1,000	22
MasTec*	3,202	139
Matson	2,381	59
McGrath RentCorp	1,190	42
Meritor*	4,800	59
Middleby*	7,581	2,004
Miller Industries	500	10
Mistras Group*	23,220	529

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Mobile Mini	23,492	$1,019
Moog, Cl A*	2,388	156
MSA Safety	1,570	90
Mueller Industries	62,694	1,880
Mueller Water Products, Cl A	77,045	732
Multi-Color	600	21
MYR Group*	1,300	33
National Presto Industries	200	16
Navigant Consulting*	2,464	46
NCI Building Systems*	900	16
NL Industries	500	5
NN	700	14
Norcraft*	500	8
Nortek*	500	41
Northwest Pipe*	400	14
Odyssey Marine Exploration*	3,500	8
On Assignment*	2,481	96
Orbital Sciences*	3,208	90
Orion Marine Group*	1,100	14
Pacer International*	1,900	17
Park-Ohio Holdings*	400	22
Patrick Industries*	300	13
Patriot Transportation Holding*	300	11
Pendrell*	6,600	12
Performant Financial*	900	8
PGT*	156,746	1,805
Pike*	1,000	11
Pitney Bowes	88,668	2,303
Ply Gem Holdings*	600	8
PMFG*	1,300	8
Polypore International*	2,281	78
Powell Industries	447	29
Power Solutions International*	100	8
PowerSecure International*	23,409	549
Preformed Line Products	100	7
Primoris Services	2,000	60
Proto Labs*	814	55
Quad	1,100	26
Quality Distribution*	900	12
Quanex Building Products	60,980	1,261
Raven Industries	1,830	60
RBC Bearings*	1,132	72
Regal-Beloit	18,610	1,354
Republic Airways Holdings*	2,500	23
Resources Connection	75,730	1,067
Revolution Lighting Technologies*	1,900	6
Rexnord*	1,500	43
Roadrunner Transportation Systems*	800	20
RPX*	1,400	23
Rush Enterprises, Cl A*	1,661	54
Saia*	1,400	53

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Schawk, Cl A	600	$12
Scorpio Bulkers*	6,800	68
Simpson Manufacturing	34,540	1,220
SkyWest	2,600	33
SP Plus*	700	18
Sparton*	500	15
Spirit Airlines*	17,449	1,037
SPX	9,627	946
Standex International	640	34
Steelcase, Cl A	4,566	76
Sterling Construction*	700	6
Stock Building Supply Holdings*	500	10
Sun Hydraulics	1,027	44
Swift Transportation, Cl A*	4,541	112
TAL International Group	1,703	73
Taser International*	2,900	53
Team*	1,000	43
Tecumseh Products, Cl A*	1,100	8
Teledyne Technologies*	1,900	185
Tennant	1,051	69
Terex	26,595	1,178
Tetra Tech*	3,482	103
Textainer Group Holdings	1,000	38
Thermon Group Holdings*	1,600	37
Titan International	2,600	49
Titan Machinery*	700	11
Towers Watson, Cl A	8,610	982
TRC*	1,000	7
Trex*	900	66
TriMas*	2,199	73
Triumph Group	28,830	1,861
TrueBlue*	1,954	57
Tutor Perini*	1,800	52
Twin Disc	300	8
Ultrapetrol Bahamas*	1,500	5
UniFirst	763	84
United Stationers	2,163	89
Universal Forest Products	1,100	61
Universal Truckload Services	300	9
US Ecology	1,000	37
USG*	4,127	135
UTi Worldwide	4,307	46
Valmont Industries	12,732	1,895
Viad	900	22
Vicor*	700	7
VSE	200	11
Wabash National*	3,800	52
WageWorks*	31,858	1,787
Watsco	1,300	130
Watts Water Technologies, Cl A	1,400	82
Werner Enterprises	2,200	56
Wesco Aircraft Holdings*	2,000	44

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
West	1,300	$31
Woodward	3,666	152
Xerium Technologies*	500	8
XPO Logistics*	30,920	909
YRC Worldwide*	1,300	29

		63,015

Information Technology – 19.2%
Accelrys*	2,784	35
ACI Worldwide*	2,156	128
Actuate*	1,900	11
Acxiom*	33,688	1,159
ADTRAN	41,599	1,015
Advanced Energy Industries*	2,200	54
Advent Software	1,800	53
Aeroflex Holding*	1,100	9
Agilysys*	600	8
Alliance Fiber Optic Products	500	7
Allot Communications*	60,317	812
Alpha & Omega Semiconductor*	1,100	8
Ambarella*	800	21
American Software, Cl A	1,000	10
Amkor Technology*	3,100	21
ANADIGICS*	3,400	6
Angie’s List*	2,100	26
Anixter International	1,400	142
Applied Micro Circuits*	4,200	42
Applied Optoelectronics*	300	7
ARRIS Group*	6,140	173
Aruba Networks*	5,202	98
Aspen Technology*	21,417	907
ATMI*	1,615	55
Audience*	600	8
AVG Technologies*	1,100	23
Aviat Networks*	3,800	6
Axcelis Technologies*	4,400	9
Badger Meter	843	46
Bankrate*	2,600	44
Barracuda Networks*	200	7
Bazaarvoice*	2,000	15
Bel Fuse, Cl B	400	9
Belden	2,284	159
Benchmark Electronics*	2,700	61
Benefitfocus*	7,600	357
Black Box	700	17
Blackbaud	2,229	70
Blackhawk Network Holdings, Cl A*	500	12
Blucora*	2,000	39
Bottomline Technologies de*	2,056	72
Brightcove*	1,100	11
Broadridge Financial Solutions	51,029	1,894
BroadSoft*	1,400	37
Brooks Automation	96,625	1,056

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Cabot Microelectronics*	47,203	$2,077
CACI International, Cl A*	1,200	89
CalAmp*	2,000	56
Calix*	1,700	14
Callidus Software*	72,649	910
Canadian Solar*	12,327	395
Carbonite*	700	7
Cardtronics*	2,463	96
Cass Information Systems	500	26
Cavium*	2,710	119
Ceva*	1,000	18
ChannelAdvisor*	300	11
Checkpoint Systems*	2,100	28
Chegg*	900	6
CIBER*	3,000	14
Ciena*	5,446	124
Cirrus Logic*	3,500	70
Cognex*	4,562	154
Coherent*	1,321	86
Cohu	60,430	649
CommVault Systems*	2,492	162
Computer Task Group	600	10
comScore*	53,458	1,753
Comtech Telecommunications	800	25
Comverse*	1,300	45
Constant Contact*	23,232	568
Control4*	17,400	369
Convergys	5,631	123
Conversant*	3,642	103
Cornerstone OnDemand*	26,252	1,257
CoStar Group*	11,587	2,163
Covisint*	500	4
Cray*	23,770	887
CSG Systems International	1,676	44
CTS	1,566	33
Cvent*	300	11
Cypress Semiconductor	7,165	74
Daktronics	1,900	27
Datalink*	800	11
Dealertrack Technologies*	2,304	113
Demand Media*	1,500	7
Demandware*	900	58
Dice Holdings*	1,500	11
Diebold	30,060	1,200
Digi International*	1,000	10
Digimarc	300	9
Digital River*	1,973	34
Diodes*	2,000	52
DSP Group*	800	7
DTS*	900	18
E2open*	700	16
EarthLink Holdings	4,500	16

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Ebix	1,600	$27
eGain*	800	6
Electro Rent	1,000	18
Electro Scientific Industries	1,000	10
Electronic Arts*	22,080	641
Electronics For Imaging*	14,719	637
Ellie Mae*	1,300	37
Emulex*	4,071	30
Endurance International Group Holdings*	900	12
Entegris*	7,509	91
Entropic Communications*	3,700	15
Envestnet*	1,100	44
EPAM Systems*	1,000	33
Epiq Systems	1,300	18
ePlus*	200	11
Euronet Worldwide*	2,628	109
EVERTEC	1,700	42
Exar*	1,700	20
ExlService Holdings*	1,800	56
Extreme Networks*	4,700	27
F5 Networks*	10,600	1,130
Fabrinet*	1,400	29
Fair Isaac	1,906	105
FARO Technologies*	12,163	645
FEI	2,189	226
Finisar*	4,942	131
FireEye*	11,946	736
FleetMatics Group*	800	27
Flextronics International*	216,288	1,999
FormFactor*	2,200	14
Forrester Research	600	22
Fusion-io*	3,900	41
Gigamon*	300	9
Global Cash Access Holdings*	2,800	19
Global Eagle Entertainment*	57,006	900
Global Payments	23,544	1,674
Glu Mobile*	2,600	12
Gogo*	600	12
GSI Group*	1,300	17
GSI Technology*	1,200	8
GT Advanced Technologies*	181,280	3,090
Guidance Software*	700	8
Guidewire Software*	2,650	130
Hackett Group	1,500	9
Harmonic*	5,116	37
Heartland Payment Systems	1,803	75
Higher One Holdings*	1,300	9
Hittite Microwave	1,564	99
Hutchinson Technology*	1,600	5
iGATE*	1,900	60
II-VI*	2,500	39

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Imation*	1,400	$8
Immersion*	1,500	16
Imperva*	1,000	56
Infinera*	6,800	62
Infoblox*	2,655	53
Inphi*	1,100	18
Insight Enterprises*	2,100	53
Integrated Device Technology*	79,469	972
Integrated Silicon Solution*	1,500	23
Interactive Intelligence Group*	700	51
InterDigital	2,200	73
Intermolecular*	1,300	4
Internap Network Services*	2,300	16
International Rectifier*	3,776	103
Intersil, Cl A	155,371	2,007
Intralinks Holdings*	58,476	598
InvenSense, Cl A*	2,800	66
Itron*	2,200	78
Ixia*	2,700	34
IXYS	1,000	11
j2 Global	2,501	125
Jive Software*	1,800	14
Kemet*	1,800	10
Kopin*	2,700	10
KVH Industries*	600	8
Lattice Semiconductor*	5,700	45
Lexmark International, Cl A	47,773	2,212
Limelight Networks*	3,400	7
Lionbridge Technologies*	91,890	617
Liquidity Services*	1,400	36
Littelfuse	1,111	104
LivePerson*	36,440	440
LogMeIn*	21,121	948
LTX-Credence*	53,805	479
Luxoft Holding, Cl A*	200	7
M*	400	8
Manhattan Associates*	4,080	143
ManTech International, Cl A	1,200	35
Marchex, Cl B	103,582	1,089
Marin Software*	600	6
Marketo*	300	10
Mavenir Systems*	400	7
MAXIMUS	3,635	163
MaxLinear, Cl A*	1,000	9
Maxwell Technologies*	1,200	16
Measurement Specialties*	782	53
Mentor Graphics	5,139	113
Mercury Systems*	1,400	18
Mesa Laboratories	100	9
Methode Electronics	2,000	61
Micrel	184,370	2,043
Microsemi*	4,923	123

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
MicroStrategy, Cl A*	500	$58
Millennial Media*	1,400	10
Mitek Systems*	1,500	6
MKS Instruments	42,218	1,262
Model N*	500	5
ModusLink Global Solutions*	1,500	6
MoneyGram International*	1,000	18
Monolithic Power Systems*	2,000	78
Monotype Imaging Holdings	1,888	57
Monster Worldwide*	67,900	508
MoSys*	1,900	9
Move*	2,048	24
MTS Systems	800	55
Multi-Fineline Electronix*	500	6
Nanometrics*	1,000	18
Neonode*	1,600	9
NeoPhotonics*	1,200	10
NETGEAR*	1,741	59
Netscout Systems*	2,000	75
Newport*	1,900	39
NIC	3,165	61
Numerex, Cl A*	600	7
NVE*	200	11
OmniVision Technologies*	2,600	46
OpenTable*	1,127	87
Oplink Communications*	800	14
OSI Systems*	1,000	60
Pandora Media*	38,054	1,154
Park Electrochemical	1,090	33
Parkervision*	3,900	19
PC Connection	400	8
PC-Tel	1,100	10
PDF Solutions*	1,300	24
Pegasystems	800	28
Peregrine Semiconductor*	1,100	7
Perficient*	1,600	29
Pericom Semiconductor*	900	7
Photronics*	3,100	26
Planet Payment*	2,600	7
Plantronics	2,374	106
Plexus*	1,832	73
PLX Technology*	1,800	11
PMC-Sierra*	9,942	76
Power Integrations	17,115	1,126
PRGX Global*	1,200	8
Procera Networks*	800	8
Progress Software*	2,864	62
Proofpoint*	51,763	1,918
PROS Holdings*	1,133	36
PTC*	6,233	221
QAD	400	8
Qlik Technologies*	4,622	123

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
QLogic*	4,939	$63
Qualys*	700	18
Quantum*	8,500	10
QuinStreet*	1,300	9
RadiSys*	1,600	6
Rally Software Development*	400	5
Rambus*	41,526	446
RealD*	1,800	20
RealNetworks*	900	7
RealPage*	2,200	40
Reis*	500	9
RF Micro Devices*	15,049	119
Richardson Electronics	700	8
Rocket Fuel*	200	9
Rofin-Sinar Technologies*	1,300	31
Rogers*	900	56
Rosetta Stone*	700	8
Rubicon Technology*	900	10
Ruckus Wireless*	2,700	33
Rudolph Technologies*	1,300	15
Sanmina*	4,515	79
Sapiens International*	1,200	10
Sapient*	5,881	100
ScanSource*	1,511	62
SciQuest*	1,300	35
Seachange International*	1,500	16
Semtech*	3,308	84
ServiceNow*	33,045	1,979
ServiceSource International*	2,800	24
ShoreTel*	119,538	1,028
Shutterstock*	7,468	542
Sigma Designs*	1,800	9
Silicon Graphics International*	1,500	18
Silicon Image*	3,900	27
Silicon Motion Technology ADR	35,311	593
Silver Spring Networks*	400	7
Solera Holdings	12,813	812
Sonus Networks*	10,200	34
Spansion, Cl A*	2,300	40
Spark Networks*	1,100	6
Speed Commerce*	1,900	7
Splunk*	17,541	1,254
SPS Commerce*	7,613	468
SS&C Technologies Holdings*	3,064	123
Stamps.com*	600	20
SunEdison*	13,954	263
SunPower, Cl A*	47,516	1,533
Super Micro Computer*	1,400	24
Supertex*	400	13
support.com*	3,200	8
Sykes Enterprises*	2,000	40
Synaptics*	1,782	107

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Synchronoss Technologies*	1,400	$48
SYNNEX*	1,300	79
Syntel*	800	72
Take-Two Interactive Software*	4,422	97
Tangoe*	1,600	30
TechTarget*	800	6
TeleCommunication Systems, Cl A*	3,000	7
Telenav*	1,100	7
TeleTech Holdings*	900	22
Tessco Technologies	200	7
Tessera Technologies	66,577	1,573
Textura*	200	5
TiVo*	6,191	82
Travelzoo*	300	7
Trimble Navigation*	44,429	1,727
TriQuint Semiconductor*	8,700	116
Trulia*	1,400	46
TTM Technologies*	2,300	19
Tyler Technologies*	1,625	136
Ubiquiti Networks*	600	27
Ultimate Software Group*	1,394	191
Ultra Clean Holdings*	1,000	13
Ultratech*	1,400	41
Uni-Pixel*	700	5
Unisys*	2,661	81
United Online	500	6
Universal Display*	2,000	64
Unwired Planet*	4,100	9
VASCO Data Security International*	1,200	9
Veeco Instruments*	1,942	81
VeriFone Systems*	40,375	1,365
Verint Systems*	24,075	1,130
ViaSat*	2,079	144
Violin Memory*	1,300	5
VirnetX Holding*	2,500	35
Virtusa*	1,100	37
Vishay Intertechnology	136,890	2,036
Vishay Precision Group*	500	9
Vistaprint*	1,819	90
Vocus*	800	11
Vringo*	2,700	9
Web.com Group*	2,251	77
WebMD Health, Cl A*	1,590	66
Westell Technologies, Cl A*	1,800	7
WEX*	2,019	192
Wix.com*	400	9
XO Group*	1,100	11
Xoom*	300	6
Yelp, Cl A*	10,934	841
Zillow, Cl A*	1,203	106
Zix*	2,500	10

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Zygo*	700	$11

		78,232

Materials – 6.3%
A Schulman	1,628	59
Advanced Emissions Solutions*	1,000	25
AEP Industries*	200	7
AK Steel Holding*	6,700	48
Allied Nevada Gold*	6,300	27
AM Castle*	700	10
AMCOL International	1,500	69
American Vanguard	1,300	28
AptarGroup	29,030	1,920
Arabian American Development*	800	9
Avery Dennison	37,685	1,909
Axiall	36,882	1,656
Balchem	1,565	82
Berry Plastics Group*	3,000	69
Boise Cascade*	600	17
Cabot	20,030	1,183
Calgon Carbon*	2,700	59
Carpenter Technology	31,832	2,102
Century Aluminum*	2,600	34
Chase	300	9
Chemtura*	5,244	133
Clearwater Paper*	11,045	693
Coeur Mining*	4,800	45
Commercial Metals	6,272	118
Deltic Timber	542	35
Eagle Materials	23,331	2,068
Ferro*	67,880	927
Flotek Industries*	2,300	64
FutureFuel	1,300	26
General Moly*	4,100	4
Globe Specialty Metals	3,200	67
Gold Resource	1,900	9
Graphic Packaging Holding*	10,500	107
Greif, Cl A	22,210	1,166
Handy & Harman*	300	7
Hawkins	400	15
Haynes International	11,005	594
HB Fuller	2,668	129
Headwaters*	63,000	832
Hecla Mining	15,802	49
Horsehead Holding*	42,815	720
Innophos Holdings	1,200	68
Innospec	1,144	52
Intrepid Potash*	2,700	42
Kaiser Aluminum	1,008	72
KapStone Paper and Packaging*	4,330	125
KMG Chemicals	500	8
Koppers Holdings	1,000	41
Kraton Performance Polymers*	1,600	42

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Kronos Worldwide	77,360	$1,290
Landec*	1,000	11
Louisiana-Pacific*	7,403	126
LSB Industries*	900	34
Marrone Bio Innovations*	400	6
Materion	1,200	41
Midway Gold*	6,700	7
Minerals Technologies	1,707	110
Molycorp*	7,400	35
Myers Industries	1,300	26
Neenah Paper	743	38
Noranda Aluminum Holding	2,100	9
Olin	76,214	2,103
Olympic Steel	400	11
OM Group	1,619	54
OMNOVA Solutions*	2,100	22
Paramount Gold and Silver*	7,900	10
Penford*	600	9
PH Glatfelter	2,366	64
PolyOne	33,384	1,224
Quaker Chemical	710	56
Resolute Forest Products*	3,400	68
RTI International Metals*	1,500	42
Schnitzer Steel Industries, Cl A	1,458	42
Schweitzer-Mauduit International	1,744	74
Sensient Technologies	2,695	152
Stepan	1,000	65
Stillwater Mining*	6,369	94
SunCoke Energy*	3,424	78
Taminco*	700	15
Texas Industries*	1,100	99
Tredegar	1,100	25
UFP Technologies*	300	7
United States Lime & Minerals	100	6
Universal Stainless & Alloy Products*	300	10
US Concrete*	600	14
US Silica Holdings	1,000	38
Vulcan Materials	19,600	1,302
Walter Energy	2,700	20
Wausau Paper	2,500	32
Westlake Chemical	8,780	581
Worthington Industries	2,794	107
Zep	1,000	18

		25,755

Telecommunication Services – 1.0%
8x8*	71,946	778
Atlantic Telegraph-Network	492	32
Boingo Wireless*	1,200	8
Cbeyond*	1,100	8
Cincinnati Bell*	10,400	36
Cogent Communications Group	25,682	912

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Consolidated Communications Holdings	1,952	$39
FairPoint Communications*	800	11
General Communication, Cl A*	1,300	15
Hawaiian Telcom Holdco*	400	11
HickoryTech	600	8
IDT, Cl B	600	10
inContact*	2,700	26
Inteliquent	1,500	22
Iridium Communications*	2,800	21
Lumos Networks	600	8
magicJack VocalTec*	800	17
NII Holdings*	9,000	11
NTELOS Holdings	600	8
ORBCOMM*	1,700	12
Premiere Global Services*	2,400	29
RingCentral, Cl A*	31,400	568
SBA Communications, Cl A*	6,506	592
Shenandoah Telecommunications	1,200	39
Towerstream*	2,700	6
USA Mobility	900	16
Vonage Holdings*	203,900	871

		4,114

Utilities – 2.2%
ALLETE	2,100	110
American States Water	1,900	61
Artesian Resources, Cl A	300	7
Atlantic Power	4,700	14
Avista	3,200	98
Black Hills	2,400	138
California Water Service Group	37,130	889
Chesapeake Utilities	460	29
Cleco	3,200	162
Connecticut Water Service	558	19
Consolidated Water	600	8
Delta Natural Gas	400	8
Dynegy, Cl A*	5,356	133
El Paso Electric	2,158	77
Empire District Electric	2,100	51
Genie Energy, Cl B*	800	8
Hawaiian Electric Industries	33,195	844
IDACORP	2,640	146
Laclede Group	13,655	644
MGE Energy	1,677	66
Middlesex Water	700	15
New Jersey Resources	2,212	110
Northwest Natural Gas	26,410	1,162
NorthWestern	2,000	95
NRG Yield, Cl A	1,300	51
Ormat Technologies	800	24
Otter Tail	1,802	55
Pattern Energy Group, Cl A	800	22

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Piedmont Natural Gas	26,340	$932
PNM Resources	4,300	116
Portland General Electric	34,110	1,103
Pure Cycle*	1,100	7
SJW	800	24
South Jersey Industries	1,600	90
Southwest Gas	2,500	134
UIL Holdings	29,930	1,102
Unitil	717	24
UNS Energy	2,229	134
WGL Holdings	2,809	113
York Water	500	10

		8,835

Total Common Stock (Cost $379,439) (000)		396,201

Cash Equivalents (B) — 4.5%

SEI Daily Income Trust Government Fund, 0.020%	90,563	91
State Street Institutional Liquid Reserves Fund, 0.070%	18,153,378	18,153

		18,244

Total Cash Equivalents (Cost $18,244) (000)		18,244

Unaffiliated Registered Investment Company — 0.0%

PennantPark Floating Rate Capital	600	8

Total Unaffiliated Registered Investment Company (Cost $8) (000)		8

	Number of Rights
Rights — 0.0%

Central European Media*	50	—
Leap Wireless*	2,600	—

Total Rights (Cost $–) (000)		—

Total Investments — 101.8% (Cost $397,691) (000) †		$414,453

Percentages are based on Net Assets of $406,970 (000).

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:
Type of Contract	Number of Contracts Long		Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI		35	Jun-2014	$ 18

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

‡ Real Estate Investment Trust

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of March 31, 2014.

ADR – American Depositary Receipt

Cl - Class

† At March 31, 2014, the tax cost basis of the Fund’s investments was $397,691 (000), and the unrealized appreciation and depreciation were $24,248 (000) and $(7,486) (000), respectively.

As of March 31, 2014, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 holdings.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “—” are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.8%

Australia – 2.9%
AGL Energy	10,677	$150
ALS	27,275	185
Alumina	486,340	539
Amcor	56,542	545
AMP	60,610	280
Ansell	3,900	67
APA Group	16,705	100
Asciano	19,535	94
ASX	3,606	121
Aurizon Holdings	38,901	186
Australia & New Zealand Banking Group	58,035	1,779
Bank of Queensland	6,528	78
Bendigo and Adelaide Bank	8,372	88
BHP Billiton	73,715	2,493
BlueScope Steel*	80,868	460
Boral	15,767	83
Brambles	31,990	275
Caltex Australia	2,614	54
CFS Retail Property Trust Group‡	42,807	75
Coca-Cola Amatil	58,766	601
Cochlear	1,203	64
Commonwealth Bank of Australia	30,470	2,188
Computershare	9,435	106
Crown Resorts	7,461	115
CSL	9,369	604
Dexus Property Group‡	102,995	101
DuluxGroup	26,965	143
Echo Entertainment Group	12,704	29
Fairfax Media	605,728	513
Federation Centres‡	29,397	64
Flight Centre Travel Group	1,071	52
Fortescue Metals Group	29,949	146
Goodman Fielder*	169,700	97
Goodman Group‡	33,136	145
GPT Group‡	33,638	114
Harvey Norman Holdings	8,565	26
Iluka Resources	48,514	446
Incitec Pivot	32,667	90
Insurance Australia Group	47,266	244
Leighton Holdings	3,516	69
Lend Lease Group	10,204	112
Macquarie Group	5,913	318
Metcash	51,636	125
Mirvac Group‡	68,258	108
National Australia Bank	45,424	1,494

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Newcrest Mining	14,755	$135
Orica	23,403	475
Origin Energy	22,536	299
Orora	30,600	39
Premier Investments	3,000	27
Qantas Airways*	17,713	18
QBE Insurance Group	25,118	299
Ramsay Health Care	2,446	109
REA Group	1,020	46
Rio Tinto	8,853	522
SAI Global	53,827	205
Santos	36,183	453
Seek	6,442	105
Sigma Pharmaceuticals	185,893	115
Sonic Healthcare	7,086	113
SP AusNet	27,221	33
Stockland‡	44,390	154
Suncorp Group	26,328	314
Sydney Airport	21,755	85
Tabcorp Holdings	11,994	38
Tatts Group	28,793	77
Telstra	85,325	402
Toll Holdings	66,046	319
Transpacific Industries Group*	267,260	284
Transurban Group	27,070	182
Treasury Wine Estates	10,421	34
Wesfarmers	22,050	841
Westfield Group‡	38,889	371
Westfield Retail Trust‡	57,590	159
Westpac Banking	60,157	1,928
Woodside Petroleum	13,402	485
Woolworths	24,183	802
WorleyParsons	4,351	61

		25,295

Austria – 0.2%
Andritz	5,314	328
Erste Group Bank	4,927	168
IMMOFINANZ	19,202	90
Oesterreichische Post	8,017	404
OMV	2,743	124
Raiffeisen Bank International	2,194	73
Telekom Austria	3,571	35
Vienna Insurance Group Wiener Versicherung Gruppe	620	31
Voestalpine	2,239	98
Wienerberger	24,675	474

		1,825

Belgium – 0.5%
Ageas	4,241	189
Anheuser-Busch InBev	29,077	3,049

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Belgacom	3,053	$96
Colruyt	1,528	84
Delhaize Group	1,975	145
Groupe Bruxelles Lambert	1,554	155
KBC Groep	5,112	314
Solvay	1,137	179
Telenet Group Holding	1,061	65
UCB	2,116	169
Umicore	2,123	108

		4,553

Brazil – 3.4%
&FBovespa	219,400	1,089
B2W Cia Digital*	41,600	504
Banco ABC Brasil	15,300	85
Banco do Brasil	215,400	2,153
Bematech	27,400	101
Brasil Pharma*	95,700	162
Braskem ADR*	42,200	659
CETIP - Mercados Organizados	262,000	3,159
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	49,064	2,146
Cia de Saneamento Basico do Estado de Sao Paulo	64,679	599
Cia Energetica de Minas Gerais ADR	271,700	1,847
Cia Siderurgica Nacional	250,000	1,087
Cosan, Cl A	41,500	473
Cremer	27,300	199
EDP - Energias do Brasil	151,500	681
Embraer	6,701	238
FII BTG Pactual Corporate Office Fund ‡	2,762	155
Itau Unibanco Holding ADR	134,960	2,005
Itausa - Investimentos Itau	489,900	1,993
Kepler Weber	2,700	44
Kroton Educacional	104,400	2,267
Light	80,600	662
Mahle-Metal Leve Industria e Comercio	17,600	185
Petroleo Brasileiro ADR	5,000	66
Porto Seguro	31,300	434
Telefonica Brasil ADR	94,500	2,007
Totvs	32,100	498
Usinas Siderurgicas de Minas*	107,900	437
Vale	301,200	3,756

		29,691

Canada – 1.2%
Brookfield Asset Management, Cl A	11,141	454
Canadian National Railway	71,300	4,009
Canadian Natural Resources	29,778	1,141

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Loblaw	9,400	$399
Rogers Communications, Cl B	16,347	677
Shoppers Drug Mart	22,000	1,211
Valeant Pharmaceuticals International*	20,560	2,710

		10,601

Chile – 0.1%
Banco de Chile ADR	2,700	203
Cia Cervecerias Unidas	31,738	356
Sociedad Quimica y Minera de Chile ADR	7,809	248
Vina Concha y Toro	76,464	158

		965

China – 2.4%
Anhui Conch Cement, Cl H	452,000	1,938
Baidu*	6,872	1,047
China Construction Bank, Cl H	6,021,000	4,215
China Digital TV Holding ADR	25,800	78
China Telecom, Cl H	1,866,000	864
Coolpad Group	872,000	428
Dalian Port PDA, Cl H	148,000	33
Goodbaby International Holdings	335,000	179
Harbin Electric, Cl H	118,000	67
Huaneng Power International, Cl H	666,000	637
Li Ning	594,500	402
Mindray Medical International ADR	10,411	337
New Oriental Education & Technology Group	58,400	1,714
Peak Sport Products	376,000	101
Shanghai Electric Group, Cl H	264,000	93
Shanghai Pharmaceuticals Holding, Cl H	23,800	54
SinoMedia Holding	121,000	101
SOHO China	431,500	355
Sohu.com*	3,811	248
SouFun Holdings ADR	12,345	845
Tencent Holdings	64,400	4,479
Travelsky Technology, Cl H	583,000	517
Tsingtao Brewery, Cl H	64,000	468
WuXi PharmaTech Cayman ADR*	36,400	1,342
Xingda International Holdings	234,000	117
Xiwang Special Steel	393,000	47
Yangzijiang Shipbuilding Holdings	31,000	27
Yingde Gases Group	514,500	491

		21,224

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Colombia – 0.1%
Bancolombia ADR	9,300	$525

		525

Czech Republic – 0.1%
CEZ	30,700	880
Komercni Banka	937	224

		1,104

Denmark – 1.4%
AP Moeller - Maersk, Cl B	37	439
Carlsberg, Cl B	11,052	1,099
Coloplast, Cl B	36,490	2,952
Danske Bank	18,995	529
DSV	3,352	108
GN Store Nord	50,391	1,251
Novo Nordisk, Cl B	55,595	2,532
Novozymes, Cl B	4,320	190
TDC	15,600	144
Topdanmark*	6,559	191
Tryg	475	47
Vestas Wind Systems*	54,309	2,183
William Demant Holding*	9,469	810

		12,475

Finland – 0.9%
Cargotec, Cl B	2,700	116
Elisa	2,848	82
Fortum	8,476	193
Kone, Cl B	6,405	269
Metso	19,863	649
Neste Oil	2,483	51
Nokia	75,972	564
Nokian Renkaat	2,265	92
Orion, Cl B	2,032	61
Outokumpu*	24,200	6
Pohjola Bank, Cl A	2,846	63
Sampo, Cl A	56,879	2,950
Stora Enso, Cl R	10,250	110
Tikkurila	56,029	1,320
UPM-Kymmene	10,131	173
Valmet	19,573	210
Wartsila Abp	10,573	574

		7,483

France – 7.2%
Accor	3,061	157
Aeroports de Paris	605	75
Air France-KLM*	49,662	746
Air Liquide	41,189	5,580
Alcatel-Lucent*	57,403	226
Alstom	4,023	110
Arkema	1,214	137
AtoS	1,302	118

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
AXA	65,241	$1,696
BNP Paribas	34,763	2,682
Bouygues	3,689	154
Bureau Veritas	4,115	126
Capital Gemini	2,947	223
Carrefour	27,812	1,076
Casino Guichard Perrachon	1,051	125
CGG*	3,083	49
Christian Dior	1,124	216
Cie de St.-Gobain	8,450	510
Cie Generale des Etablissements Michelin	3,805	476
CNP Assurances	3,492	74
Credit Agricole	20,444	322
Danone	76,809	5,432
Dassault Systemes	11,342	1,329
Edenred	14,303	448
Electricite de France	4,639	184
Essilor International	4,167	420
Eurazeo	596	54
Eurofins Scientific	2,082	623
Eutelsat Communications	2,871	97
Fonciere Des Regions‡	546	51
GDF Suez	106,349	2,910
Gecina‡	462	61
Groupe Eurotunnel	62,821	802
ICADE‡	738	73
Iliad	543	157
Imerys	2,013	179
JCDecaux	1,409	62
Kering	1,548	316
Klepierre‡	2,002	90
Lafarge	3,825	298
Lagardere SCA	2,239	89
Legrand	24,151	1,500
L’Oreal	4,660	768
LVMH Moet Hennessy Louis Vuitton	28,762	5,228
Natixis	17,264	127
Neopost	7,809	617
Orange	37,645	556
Pernod Ricard	45,022	5,241
Publicis Groupe	3,700	334
Remy Cointreau	410	33
Renault	3,918	381
Rexel	4,485	118
Safran	5,527	383
Sanofi	35,940	3,747
Schneider Electric	72,492	6,427
SCOR	3,061	107
Societe BIC	590	78

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Societe Generale	13,862	$854
Sodexo	1,803	189
Suez Environnement	5,227	106
Technip	3,302	341
Thales	6,485	430
Total	47,252	3,099
Unibail-Rodamco‡	1,975	512
Valeo	1,446	204
Vallourec	8,558	465
Veolia Environnement	7,439	147
Vicat	2,915	246
Vinci	9,265	688
Vivendi	23,195	646
Wendel	646	100
Zodiac Aerospace	3,197	113

		62,338

Germany – 6.5%
Adidas	5,919	640
Allianz	8,827	1,492
Axel Springer	2,566	164
BASF	35,264	3,920
Bayer	88,861	12,018
Bayerische Motoren Werke	17,315	2,185
Beiersdorf	39,500	3,853
Brenntag	986	183
Celesio	1,369	47
Commerzbank*	19,748	363
Continental	2,233	535
Daimler	18,623	1,760
Deutsche Bank	19,665	880
Deutsche Boerse	3,946	314
Deutsche Lufthansa	4,294	112
Deutsche Post	17,457	649
Deutsche Telekom	121,719	1,967
Deutsche Wohnen	5,665	121
E.ON	56,750	1,109
Fielmann	1,458	196
Fraport Frankfurt Airport Services Worldwide	715	53
Fresenius & KGaA	2,463	385
Fresenius Medical Care & KGaA	27,321	1,907
Fuchs Petrolub	724	73
GEA Group	7,052	323
Hannover Rueck	2,869	257
HeidelbergCement	2,888	248
Henkel & KGaA	2,665	268
Hochtief	649	59
Hugo Boss	639	85
Infineon Technologies	22,189	265
K+S	3,208	105

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Kabel Deutschland Holding	456	$63
LANXESS	1,550	117
Linde	25,755	5,151
MAN	708	90
Merck KGaA	24,920	4,197
Metro	2,585	106
MTU Aero Engines	8,924	830
Muenchener Rueckversicherungs	3,456	755
OSRAM Licht*	1,560	101
RWE	9,967	405
SAP	68,643	5,556
Siemens	15,346	2,066
Sky Deutschland	8,808	76
Suedzucker	1,582	45
Telefonica Deutschland Holding	4,496	36
ThyssenKrupp	9,306	250
TUI	16,866	281
United Internet	2,134	100
Volkswagen	569	144

		56,905

Greece – 0.1%
Aegean Airlines*	11,112	122
Athens Water Supply & Sewage	3,147	38
Intracom Holdings*	29,411	33
Mytilineos Holdings	15,516	149
Public Power	22,622	374
Tsakos Energy Navigation*	44,809	349

		1,065

Guernsey – 0.0%
Resolution	27,209	136

Hong Kong – 3.1%
AIA Group	934,400	4,434
APT Satellite Holdings	98,000	116
ASM Pacific Technology	3,900	38
Bank of East Asia	23,400	91
BOC Hong Kong Holdings	76,000	217
Boyaa Interactive International*	351,000	437
Cathay Pacific Airways	19,000	35
Cheung Kong Holdings	28,000	464
Cheung Kong Infrastructure Holdings	13,000	83
China Mengniu Dairy	120,000	601
China Ocean Resources	138,150	493
China Resources Cement Holdings	906,000	714
China Resources Enterprise	366,000	1,033
China Unicom Hong Kong	2,604,000	3,425
CIFI Holdings Group*	200,000	39
CLP Holdings	36,500	275
Esprit Holdings	662,800	1,102

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
First Pacific	470,000	$467
Galaxy Entertainment Group*	42,000	364
Geely Automobile Holdings	1,415,000	556
Genting Singapore	118,000	125
GOME Electrical Appliances Holding	4,404,000	744
Guangdong Yueyun Transportation, Cl H	93,000	38
Hang Lung Properties	42,000	121
Hang Seng Bank	15,700	250
Henderson Land Development	20,000	117
HKT Trust and HKT	43,000	45
Hong Kong & China Gas	118,000	257
Hong Kong Exchanges and Clearing	21,700	329
Hongkong & Shanghai Hotels	252,500	336
Hopewell Holdings	9,000	31
Hutchison Whampoa	153,000	2,026
Hysan Development	13,000	57
Jardine Matheson Holdings	18,400	1,161
Kerry Properties	10,500	35
Li & Fung	2,390,000	3,531
Link ‡	47,500	234
MGM China Holdings	19,200	68
MTR	27,000	100
New World Development	99,000	100
Noble Group*	88,000	83
NWS Holdings	24,000	40
PCCW	64,000	32
Power Assets Holdings	28,500	247
Shangri-La Asia	26,000	43
Shui On Land	1,773,000	494
Sino Land	60,000	88
SJM Holdings	36,000	101
SmarTone Telecommunications Holdings	69,500	77
Sun Hung Kai Properties	33,000	404
Swire Pacific, Cl A	13,000	152
Swire Properties	24,000	68
Television Broadcasts	48,300	289
TPV Technology	156,000	27
Wharf Holdings	29,000	185
Wheelock	19,000	74
Wynn Macau	32,400	135
Yue Yuen Industrial Holdings	12,000	39

		27,267

Hungary – 0.1%
OTP Bank	35,100	672

India – 1.3%
Dr Reddy’s Laboratories ADR	35,202	1,545

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
HDFC Bank ADR	65,860	$2,702
ICICI Bank ADR	20,360	892
Infosys ADR	62,300	3,375
Tata Motors ADR	62,800	2,224
WNS Holdings ADR*	27,545	496

		11,234

Indonesia (B)– 0.8%
Bank Mandiri Persero	1,040,300	876
Bank Negara Indonesia Persero	4,570,600	2,014
Bank Rakyat Indonesia Persero	2,519,000	2,143
Bank Tabungan Negara Persero	2,913,700	332
Dharma Satya Nusantara*	130,300	35
Elnusa	1,808,700	78
Indofood Sukses Makmur	287,600	186
Modernland Realty*	1,531,500	60
PT Energi Mega Persada*	13,967,200	123
PT Multipolar	1,532,800	61
Telekomunikasi Indonesia Persero	2,974,900	582
United Tractors	144,400	265
XL Axiata	263,600	102

		6,857

Ireland – 0.6%
Bank of Ireland*	4,022,798	1,708
CRH	19,230	535
DCC	11,973	651
Experian	66,218	1,193
Independent News & Media*	358,400	87
Irish Continental Group	6,455	271
Kerry Group, Cl A	3,071	234
Paddy Power	8,225	652
Ryanair Holdings*	700	41

		5,372

Israel – 0.3%
Bank Hapoalim	19,650	112
Bank Leumi Le-Israel*	25,074	98
Bezeq The Israeli Telecommunication	39,210	70
Check Point Software Technologies*	16,070	1,087
Delek Group	66	26
Israel*	43	24
Israel Chemicals	9,041	79
Mizrahi Tefahot Bank	2,030	28
NICE Systems	1,126	50
Teva Pharmaceutical Industries	16,427	848

		2,422

Italy – 1.6%
Assicurazioni Generali	23,705	528
Atlantia	7,119	183

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Banca Monte dei Paschi di Siena	103,600	$38
CNH Industrial*	103,048	1,185
Davide Campari	16,867	138
Enel	126,795	718
Enel Green Power	34,987	98
Eni	49,151	1,233
Exor	1,991	89
Fiat	16,784	195
Finmeccanica	8,186	81
Intesa Sanpaolo	282,667	958
Luxottica Group	32,557	1,883
Mediobanca	10,301	118
Piaggio & C.	440,141	1,577
Pirelli & C.	4,804	75
Prysmian	4,064	101
Saipem	104,494	2,552
Snam	41,686	244
Telecom Italia	326,696	356
Terna Rete Elettrica Nazionale	29,030	155
UniCredit	120,729	1,103
Unione di Banche Italiane SCpA	16,562	156
UnipolSai*	18,818	72

		13,836

Japan – 14.3%
ABC-Mart	400	17
Acom*	6,400	20
Advantest	2,400	26
Aeon	11,700	132
AEON Financial Service	2,100	47
Aeon Mall	2,300	59
Air Water	3,000	42
Aisin Seiki	4,000	144
Ajinomoto	12,000	171
Alfresa Holdings	15,600	1,017
Amada	7,000	49
ANA Holdings	24,000	52
Aozora Bank	22,000	63
Asahi Glass	19,000	110
Asahi Group Holdings	7,400	207
Asahi Kasei	24,000	163
Asics	3,300	65
Astellas Pharma	120,000	1,424
Azbil	10,900	269
Bank of Kyoto	7,000	58
Bank of Yokohama	79,000	394
Benesse Holdings	1,500	57
Bridgestone	13,200	468
Brother Industries	4,800	67
Calbee	1,100	26

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Canon	21,800	$674
Casio Computer	4,300	51
Central Japan Railway	2,900	339
Chiba Bank	69,000	425
Chiyoda	3,000	39
Chubu Electric Power	12,400	145
Chugai Pharmaceutical	4,100	105
Chugoku Bank	2,500	33
Chugoku Electric Power	6,000	84
Citizen Holdings	4,200	32
Coca-Cola West	1,000	17
Credit Saison	3,200	64
Dai Nippon Printing	11,000	105
Daicel	5,000	41
Daido Steel	4,000	20
Daihatsu Motor	4,000	71
Dai-ichi Life Insurance	124,100	1,804
Daiichi Sankyo	13,900	234
Daikin Industries	4,800	269
Dainippon Sumitomo Pharma	3,300	52
Daito Trust Construction	1,400	130
Daiwa House Industry	12,000	204
Daiwa Securities Group	33,000	287
Dena	1,700	31
Denso	103,400	4,957
Dentsu	20,000	758
Don Quijote Holdings	1,000	52
East Japan Railway	25,300	1,865
Eisai	5,200	202
Electric Power Development	2,200	62
FamilyMart	1,000	44
FANUC	17,500	3,088
Fast Retailing	1,000	362
Fuji Electric	11,000	49
Fuji Heavy Industries	12,000	325
FUJIFILM Holdings	73,100	1,963
Fujitsu	222,000	1,342
Fukuoka Financial Group	15,000	62
Gree	1,700	19
GungHo Online Entertainment	5,600	31
Gunma Bank	6,000	33
Hachijuni Bank	7,000	40
Hakuhodo DY Holdings	3,800	27
Hamamatsu Photonics	1,500	68
Hankyu Hanshin Holdings	22,000	120
Hino Motors	5,300	79
Hirose Electric	600	82
Hiroshima Bank	8,000	33
Hisamitsu Pharmaceutical	1,200	54
Hitachi	349,000	2,576

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Hitachi Chemical	1,700	$23
Hitachi Construction Machinery	1,700	33
Hitachi High-Technologies	1,000	23
Hitachi Metals	32,000	455
Hokkaido Electric Power	2,900	25
Hokuhoku Financial Group	22,000	42
Hokuriku Electric Power	2,700	35
Honda Motor	169,300	5,960
Hoya	132,600	4,127
Hulic	5,500	75
Ibiden	1,800	35
Idemitsu Kosan	1,400	29
IHI	26,000	109
Iida Group Holdings	3,000	42
Inpex	206,800	2,683
Isetan Mitsukoshi Holdings	73,100	902
Isuzu Motors	23,000	132
ITOCHU	93,600	1,094
Itochu Techno-Solutions	400	17
Iyo Bank	4,200	40
J Front Retailing	9,000	62
Japan Airlines	1,000	49
Japan Exchange Group	4,800	117
Japan Petroleum Exploration	400	13
Japan Prime Realty Investment‡	13	42
Japan Real Estate Investment‡	22	110
Japan Retail Fund Investment‡	46	91
Japan Steel Works	5,000	22
Japan Tobacco	81,900	2,571
JFE Holdings	9,400	177
JGC	4,000	139
Joyo Bank	14,000	70
JSR	3,700	69
JTEKT	4,200	62
JX Holdings	143,300	690
Kajima	16,000	56
Kakaku.com	2,900	47
Kamigumi	4,000	39
Kaneka	6,000	36
Kansai Electric Power	13,600	139
Kansai Paint	4,000	57
Kao	50,700	1,797
Kawasaki Heavy Industries	28,000	103
KDDI	10,400	602
Keikyu	9,000	76
Keio	11,000	77
Keisei Electric Railway	6,000	52
Keyence	900	371
Kikkoman	3,000	57
Kinden	26,000	252

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Kintetsu	38,000	$135
Kirin Holdings	82,000	1,137
Kobe Steel	57,000	76
Koito Manufacturing	2,000	34
Komatsu	18,300	379
Konami	1,700	39
Konica Minolta	9,000	84
Kubota	21,000	278
Kuraray	7,000	80
Kurita Water Industries	2,100	46
Kyocera	51,500	2,322
Kyowa Hakko Kirin	4,000	43
Kyushu Electric Power	7,900	97
Lawson	11,000	778
LIXIL Group	28,100	775
M3	2,800	46
Mabuchi Motor	400	26
Makita	2,100	115
Marubeni	34,000	228
Marui Group	61,200	525
Maruichi Steel Tube	700	18
Mazda Motor	55,000	244
McDonald’s Holdings Japan	1,100	30
Medipal Holdings	2,200	34
MEIJI Holdings	1,200	76
Miraca Holdings	1,100	48
Mitsubishi	83,600	1,552
Mitsubishi Chemical Holdings	25,000	104
Mitsubishi Electric	38,000	428
Mitsubishi Estate	53,000	1,255
Mitsubishi Gas Chemical	8,000	45
Mitsubishi Heavy Industries	213,000	1,232
Mitsubishi Logistics	22,000	306
Mitsubishi Materials	23,000	65
Mitsubishi Motors	12,200	128
Mitsubishi Tanabe Pharma	4,600	64
Mitsubishi UFJ Financial Group	486,700	2,674
Mitsubishi UFJ Lease & Finance	12,300	60
Mitsui	35,300	499
Mitsui Chemicals	13,000	32
Mitsui Fudosan	17,000	519
Mitsui OSK Lines	22,000	86
Mizuho Financial Group	744,800	1,472
MS&AD Insurance Group Holdings	67,500	1,546
Murata Manufacturing	4,000	377
Nabtesco	1,800	41
Namco Bandai Holdings	42,300	1,001
NEC	48,000	147
Nexon	1,300	11

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
NGK Insulators	5,000	$104
NGK Spark Plug	4,000	90
NHK Spring	2,500	23
Nidec	4,000	243
Nikon	6,300	101
Nintendo	6,100	725
Nippon Building Fund ‡	27	141
Nippon Electric Glass	6,000	31
Nippon Express	16,000	78
Nippon Meat Packers	43,000	640
Nippon Paint	3,000	45
Nippon Prologis ‡	28	56
Nippon Steel & Sumitomo Metal	155,000	423
NIPPON SUISAN KAISHA*	77,000	162
Nippon Telegraph & Telephone	49,800	2,711
Nippon Yusen	30,000	87
Nishi-Nippon City Bank	11,000	25
Nissan Motor	50,600	450
Nisshin Seifun Group	3,400	37
Nissin Foods Holdings	1,000	45
Nitori Holdings	1,400	61
Nitto Denko	3,300	158
NKSJ Holdings	26,900	691
NOK	1,500	24
Nomura Holdings	73,800	473
Nomura Real Estate Holdings	2,400	46
Nomura Research Institute	2,000	63
NSK	9,000	93
NTT Data	29,200	1,136
NTT DOCOMO	31,000	489
NTT Urban Development	1,800	17
Obayashi	166,000	936
Odakyu Electric Railway	12,000	103
Oji Holdings	16,000	72
Olympus	4,600	147
Omron	3,900	161
Ono Pharmaceutical	1,600	139
ONWARD HOLDINGS	47,000	325
Oracle Japan	600	27
Oriental Land	1,000	152
ORIX	26,500	373
Osaka Gas	39,000	148
Otsuka	300	39
Otsuka Holdings	17,900	535
Panasonic	44,800	509
Park24	1,600	30
Rakuten	15,000	200
Resona Holdings	223,400	1,080
Ricoh	12,900	149
Rinnai	1,700	149

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Rohm	1,800	$80
Sankyo	1,100	46
Sanrio	800	27
Santen Pharmaceutical	1,500	67
SBI Holdings	3,900	47
Secom	23,000	1,326
Sega Sammy Holdings	23,300	522
Seiko Epson	2,400	75
Sekisui Chemical	9,000	94
Sekisui House	81,000	1,006
Seven & I Holdings	57,400	2,193
Seven Bank	9,600	38
Sharp	29,000	88
Shikoku Electric Power	3,800	52
Shimadzu	4,000	36
Shimamura	400	35
Shimano	1,500	151
Shimizu	104,000	539
Shin-Etsu Chemical	52,200	2,984
Shinsei Bank	34,000	67
Shionogi	5,500	102
Shiseido	26,400	464
Shizuoka Bank	11,000	107
Showa Denko	24,000	34
Showa Shell Sekiyu	3,100	28
SMC	1,000	264
SoftBank	18,600	1,406
Sojitz	20,100	34
Sony	21,200	405
Sony Financial Holdings	3,700	61
Stanley Electric	2,800	62
Sumco	1,800	14
Sumitomo	23,000	293
Sumitomo Chemical	148,000	546
Sumitomo Electric Industries	64,400	959
Sumitomo Forestry	43,700	439
Sumitomo Heavy Industries	10,000	41
Sumitomo Metal Mining	10,000	126
Sumitomo Mitsui Financial Group	76,100	3,250
Sumitomo Mitsui Trust Holdings	68,000	307
Sumitomo Realty & Development	7,000	274
Sumitomo Rubber Industries	2,800	36
Suntory Beverage & Food	3,000	103
Suruga Bank	4,000	70
Suzuken	1,500	58
Suzuki Motor	7,000	183
Sysmex	2,600	83
T&D Holdings	11,200	133
Taiheiyo Cement	22,000	79

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Taisei	18,000	$80
Taisho Pharmaceutical Holdings	600	48
Taiyo Nippon Sanso	37,000	291
Takashimaya	6,000	56
Takeda Pharmaceutical	15,200	720
TDK	2,300	96
Teijin	18,000	45
Terumo	67,400	1,471
THK	2,200	49
Tobu Railway	20,000	97
Toho	2,200	44
Toho Gas	7,000	38
Tohoku Electric Power	8,400	87
Tokio Marine Holdings	14,100	423
Tokyo Electric Power	28,000	112
Tokyo Electron	5,600	343
Tokyo Gas	193,000	980
Tokyo Tatemono	8,000	69
Tokyu	22,000	134
Tokyu Fudosan Holdings	9,700	72
TonenGeneral Sekiyu	5,000	44
Toppan Printing	11,000	79
Toray Industries	28,000	185
Toshiba	82,000	347
TOTO	6,000	83
Toyo Seikan Group Holdings	39,500	641
Toyo Suisan Kaisha	22,000	735
Toyoda Gosei	1,000	19
Toyota Boshoku	800	8
Toyota Industries	19,200	923
Toyota Motor	87,500	4,938
Toyota Tsusho	3,900	99
Trend Micro	2,100	65
Tsumura	1,000	24
Ube Industries	17,000	31
Unicharm	2,200	118
United Urban Investment‡	48	71
USS	4,500	63
West Japan Railway	17,300	706
Yahoo Japan	27,600	135
Yakult Honsha	1,600	80
Yamada Denki	90,600	302
Yamaguchi Financial Group	5,000	45
Yamaha	2,500	32
Yamaha Motor	5,700	91
Yamato Holdings	48,000	1,034
Yamato Kogyo	700	22
Yamazaki Baking	2,000	24
Yaskawa Electric	4,000	55
Yokogawa Electric	4,500	73

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Yokohama Rubber	4,000	$38

		124,500

Jersey – 0.2%
Delphi Automotive	29,330	1,990
Randgold Resources	1,826	137

		2,127

Luxembourg – 0.2%
ArcelorMittal	55,622	895
Millicom International Cellular	2,032	207
Oriflame Cosmetics	1,600	39
RTL Group	773	88
SES	6,256	234
Tenaris	9,007	199
Ternium ADR	8,233	244

		1,906

Macau – 0.0%
Sands China	49,200	368

Malaysia – 0.7%
AirAsia	757,500	592
Allianz Malaysia	9,000	28
AMMB Holdings	376,700	828
Asia File	14,800	33
Brem Holding	102,700	58
Cahya Mata Sarawak	109,600	329
CB Industrial Product Holding	31,200	42
Cypark Resources	49,900	43
DiGi.Com	317,100	523
DKSH Holdings Malaysia	16,300	45
Hong Leong Industries	19,900	39
Insas	330,800	127
JCY International	162,700	36
KSL Holdings*	254,200	163
Land & General*	315,000	48
LBS Bina Group	110,800	59
Malayan Flour Mills	67,100	32
Malaysian Pacific Industries	84,200	108
Mega First	48,700	34
MISC*	154,200	326
Muda Holdings	62,500	33
Muhibbah Engineering M	60,600	54
Nestle Malaysia	5,700	116
Petronas Chemicals Group	16,200	34
PJ Development Holdings	87,600	40
Prestariang	36,500	42
Protasco	246,500	144
Scientex	21,600	38
Star Publications	49,000	36
Sunway	49,100	46
Syarikat Takaful Malaysia	10,800	40
Ta Ann Holdings	56,100	72

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Telekom Malaysia	1,028,400	$1,854
Tiong Nam Logistics Holdings	81,600	32
Unisem	431,200	136
WTK Holdings	218,300	95
YTL Power International	199,605	96

		6,401

Mexico – 2.1%
America Movil ADR	242,479	4,820
Banregio Grupo Financiero	99,887	580
Empresas ICA*	865,962	1,446
Gruma, Cl B*	61,372	676
Grupo Aeromexico*	247,363	395
Grupo Aeroportuario del Pacifico, Cl B	108,252	939
Grupo Comercial Chedraui	246,200	724
Grupo Financiero Banorte, Cl O	104,647	708
Grupo Financiero Inbursa, Cl O	710,420	1,835
Grupo Financiero Interacciones, Cl O	177,106	1,057
Grupo Financiero Santander Mexico ADR	157,166	1,932
Grupo Lala, Cl B	83,628	173
Grupo Simec, Cl B*	80,200	306
Grupo Televisa	49,006	1,631
Megacable Holdings	17,622	72
TF Administradora Industrial S de RL ‡	306,089	617

		17,911

Netherlands – 4.3%
Aegon	35,610	327
Airbus Group	19,125	1,370
Akzo Nobel	58,238	4,752
ASML Holding	9,066	840
Corio‡	1,413	65
Delta Lloyd	3,572	99
Fugro	1,423	88
Gemalto	1,516	177
Heineken	77,984	5,427
Heineken Holding	1,878	121
ING Groep*	437,736	6,195
James Hardie Industries	8,258	110
Koninklijke Ahold	18,960	381
Koninklijke Boskalis Westminster	25,424	1,400
Koninklijke DSM	2,945	202
Koninklijke KPN	214,218	757
Koninklijke Philips	37,932	1,333
Koninklijke Vopak	1,421	79
OCI*	1,766	80
QIAGEN*	4,676	98
Randstad Holding	83,585	4,895
Reed Elsevier	14,201	307

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Royal Dutch Shell, Cl A	168,933	$6,350
STMicroelectronics	11,871	110
TNT Express	8,120	80
Unilever	31,269	1,285
Wolters Kluwer	5,788	163
Ziggo	2,902	129

		37,220

New Zealand – 0.1%
Auckland International Airport	21,654	72
Contact Energy	5,912	27
Fletcher Building	12,811	106
Ryman Healthcare	7,227	55
Telecom Corp of New Zealand	216,809	459

		719

Norway – 0.5%
Aker Solutions	3,184	50
DNB	74,082	1,288
Gjensidige Forsikring	4,032	82
Norsk Hydro	25,047	125
Orkla	14,233	121
Schibsted	8,225	510
Statoil	49,374	1,394
Telenor	13,965	309
Yara International	3,482	154

		4,033

Panama – 0.1%
Avianca Holdings ADR*	43,056	734

Peru – 0.3%
Credicorp	15,739	2,171

Philippines – 0.4%
BDO Unibank	531,610	1,008
Energy Development	7,169,600	905
First Gen	197,900	83
Globe Telecom	5,015	186
Lopez Holdings	2,151,000	223
Nickel Asia	171,800	75
Pepsi-Cola Products Philippines	725,000	79
San Miguel	50,410	85
Universal Robina	216,370	685

		3,329

Poland – 0.6%
Amica Wronki*	900	31
Bank Pekao	4,300	280
Enea	66,128	350
Energa*	110,956	655
Fabryki Mebli Forte	3,800	54
Getin Noble Bank*	127,527	134
ING Bank Slaski	1,300	57
Neuca	400	33
Orange Polska	279,300	956

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
PGE	368,386	$2,302
PKP Cargo*	15,092	452

		5,304

Portugal – 0.1%
Banco Espirito Santo*	36,813	69
EDP - Energias de Portugal	38,624	180
Galp Energia SGPS	6,463	112
Jeronimo Martins SGPS	5,077	85
Portugal Telecom SGPS	13,266	56

		502

Russia – 1.1%
Gazprom Neft OAO ADR	8,600	177
Gazprom OAO ADR	568,600	4,378
Globaltrans Investment GDR	7,600	88
LSR Group GDR	9,200	25
Sberbank of Russia ADR	131,016	1,274
Sistema GDR	82,600	1,859
Surgutneftegas OAO ADR	234,700	1,730
Tatneft OAO ADR	12,900	442

		9,973

Singapore – 1.0%
Ascendas Real Estate Investment Trust‡	42,000	75
CapitaCommercial Trust‡	39,000	46
CapitaLand	51,000	117
CapitaMall Trust‡	49,000	74
CapitaMalls Asia	22,000	31
City Developments	7,000	56
ComfortDelGro	42,000	66
DBS Group Holdings	328,000	4,217
Global Logistic Properties	60,000	127
Golden Agri-Resources	145,000	66
Great Eastern Holdings	39,000	580
GuocoLeisure	273,000	201
Hutchison Port Holdings Trust, Cl U	107,000	70
Jardine Cycle & Carriage	2,000	72
Keppel	28,000	242
Keppel Land	11,000	29
Olam International	28,000	49
Oversea-Chinese Banking	53,000	401
Sembcorp Industries	18,000	79
Sembcorp Marine	14,000	45
Singapore Airlines	10,000	83
Singapore Exchange	17,000	94
Singapore Press Holdings	32,000	107
Singapore Technologies Engineering	31,000	94
Singapore Telecommunications	491,000	1,425
StarHub	10,000	33
United Industrial	22,000	55

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
United Overseas Bank	25,000	$430
UOL Group	10,000	50
Wilmar International	38,000	105

		9,119

South Africa – 1.9%
Aeci	11,600	140
African Bank Investments	455,290	465
ArcelorMittal South Africa*	19,700	63
Barloworld	25,200	264
Coronation Fund Managers	73,197	688
FirstRand	715,600	2,454
Group	26,133	535
Investec	23,100	186
Netcare	137,300	304
Old Mutual	166,374	560
Sasol	60,007	3,360
Sibanye Gold	478,163	1,145
Standard Bank Group	251,970	3,322
Steinhoff International Holdings	600,600	2,909

		16,395

South Korea – 3.7%
AMOREPACIFIC Group	146	70
Asia Cement	920	86
AUK*	15,960	31
Basic House	3,380	70
China Great Star International*	27,632	91
CJ	838	47
CKH Food & Health	100,378	418
Crown Confectionery	285	89
Daeduck Electronics	22,500	156
Daesung Holdings	3,710	38
Daum Communications	4,560	335
Dongwong F&B	354	61
Dongyang E&P	1,932	33
Green Cross	1,542	183
Hana Financial Group	28,490	1,041
Hanil Cement	578	70
Huvis	5,330	52
Hyundai Hy Communications & Networks	20,200	99
Hyundai Motor	5,695	1,343
KB Financial Group	12,920	452
KEPCO Plant Service & Engineering	3,657	233
Kia Motors	38,460	2,142
Kolon Industries	9,657	494
Kook Soon Dang Brewery	6,526	37
Korea District Heating	979	62
Korea Electric Power	73,180	2,506
Korea Electric Terminal	840	34
Korea Info & Comm*	11,567	72

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Kukdo Chemical	2,699	$125
Kumho Tire*	6,290	77
Kyungchang Industrial	6,950	68
LG Display ADR	177,864	2,223
LG Uplus	43,250	425
Lotte Food	357	265
Lotte Shopping	2,047	644
LS	4,761	341
MegaStudy	1,847	124
Moorim Paper	35,210	94
Neowiz Games*	24,139	371
Nice Information & Telecommunication	9,896	146
NICE Information Service	11,572	40
NVH Korea	11,697	63
RedcapTour	1,671	35
S&T Motiv	1,240	31
S-1, Cl 1	13,502	1,129
Saeron Automotive	4,310	45
Sam Young Electronics	8,260	81
Samsung Electronics	8,756	11,047
SeAH Steel	704	71
Sewon Precision Industry	1,240	33
Shinhan Financial Group	26,010	1,149
Sindoh	1,060	63
SK Gas	2,644	200
SK Hynix	68,370	2,312
SK Telecom	1,326	268
Tongyang Life Insurance	3,200	31

		31,846

Spain – 1.9%
Abertis Infraestructuras	7,377	168
Acciona	5,101	442
Acerinox	36,960	594
ACS Actividades de Construccion y Servicios	3,674	144
Amadeus IT Holding, Cl A	84,487	3,510
Banco Bilbao Vizcaya Argentaria	111,830	1,343
Banco de Sabadell	70,591	218
Banco Popular Espanol	31,906	241
Banco Santander	468,665	4,469
Bankia*	77,568	164
CaixaBank	33,432	215
Distribuidora Internacional de Alimentacion	11,712	107
Enagas	3,557	108
Ferrovial	7,758	168
Gas Natural SDG	6,712	189
Grifols	2,869	157
Iberdrola	92,572	647
Inditex	4,199	630

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Mapfre	21,675	$91
Mediaset Espana Comunicacion	31,130	363
Red Electrica	2,081	169
Repsol	17,691	451
Telefonica	92,463	1,463
Viscofan	11,973	626
Zardoya Otis	3,522	60

		16,737

Sweden – 2.0%
Alfa Laval	6,043	163
Assa Abloy, Cl B	48,043	2,558
Atlas Copco, Cl A	21,714	615
Boliden	5,515	84
Electrolux	4,481	97
Elekta, Cl B	7,380	98
Getinge, Cl B	3,865	109
Hennes & Mauritz, Cl B	79,159	3,376
Hexagon, Cl B	4,569	155
Husqvarna, Cl B	7,824	55
Industrivarden, Cl C	2,387	46
Investment Kinnevik, Cl B	4,278	158
Investor, Cl B	9,305	337
Lundin Petroleum*	4,476	92
Modern Times Group, Cl B	11,244	525
Nordea Bank	92,510	1,313
Sandvik	21,798	308
Scania, Cl B	6,182	182
Securitas, Cl B	6,398	74
Skandinaviska Enskilda Banken, Cl A	30,910	424
Skanska, Cl B	7,316	172
SKF, Cl B	8,152	209
Svenska Cellulosa SCA, Cl B	11,976	352
Svenska Handelsbanken, Cl A	42,720	2,145
Swedbank, Cl A	18,387	493
Swedish Match	26,458	865
Tele2, Cl B	6,466	80
Telefonaktiebolaget LM Ericsson, Cl B	120,084	1,599
TeliaSonera	48,566	366
Volvo, Cl B	31,018	492

		17,542

Switzerland – 6.5%
ABB	46,961	1,211
Actelion	2,107	199
Adecco	14,282	1,188
Aryzta	1,685	149
Baloise Holding	877	110
Barry Callebaut	47	63
Cie Financiere Richemont	26,002	2,481
Coca-Cola HBC	3,998	100

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Credit Suisse Group	29,243	$946
EMS-Chemie Holding	168	63
Geberit	5,357	1,754
Givaudan	182	281
Glencore Xstrata	317,639	1,635
Helvetia Holding	200	102
Holcim	4,668	387
Julius Baer Group	4,274	190
Kuehne + Nagel International	11,855	1,659
Lindt & Spruengli	19	202
Logitech International	32,691	488
Lonza Group	986	101
Nestle	172,044	12,951
Novartis	66,858	5,672
Pargesa Holding	436	38
Partners Group Holding	349	98
Roche Holding	30,451	9,128
Schindler Holding	1,329	196
SGS	112	276
Sika	41	168
Sonova Holding	17,535	2,563
Sulzer	491	67
Swatch Group	1,471	480
Swiss Life Holding	619	152
Swiss Prime Site	1,093	93
Swiss Re	23,482	2,177
Swisscom	477	293
Syngenta	1,793	679
Transocean	7,383	304
UBS	335,470	6,929
Zurich Insurance Group	2,872	882

		56,455

Taiwan – 2.1%
Advanced Semiconductor Engineering ADR	153,582	852
AU Optronics ADR*	259,965	905
ChipMOS TECHNOLOGIES Bermuda	13,900	307
Hon Hai Precision Industry GDR	378,723	2,172
Silicon Motion Technology ADR	41,535	697
Siliconware Precision Industries ADR	210,861	1,402
Taiwan Semiconductor Manufacturing	576,560	11,543

		17,878

Thailand – 1.4%
Bangkok Bank	222,400	1,226
Cal-Comp Electronics Public Company	389,792	33
Delta Electronics Thailand	171,600	312
GFPT	1,358,500	606

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Hana Microelectronics	298,400	$281
Kasikornbank	89,900	513
KCE Electronics	246,100	233
Krung Thai Bank	717,200	413
PTT	319,200	2,941
PTT Exploration & Production	230,300	1,115
PTT Global Chemical	1,127,500	2,511
Ratchaburi Electricity Generating Holding	123,900	198
Siam Cement	17,900	231
Siamgas & Petrochemicals	298,900	182
SVI*	1,178,700	158
Thai Vegetable Oil	325,600	228
Thanachart Capital	620,100	688
Tipco Asphalt	23,200	35

		11,904

Turkey – 0.8%
Adana Cimento Sanayii, Cl A	23,700	43
Aksigorta	25,000	34
Alarko Holding	241,762	523
Anadolu Anonim Turk Sigorta*	68,500	45
Asya Katilim Bankasi*	237,067	156
Brisa Bridgestone Sabanci Sanayi ve Ticaret	90,738	228
Cimsa Cimento Sanayi ve Ticaret	34,043	177
Goodyear Lastikleri*	6,000	151
KOC Holding	50,183	212
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret*	25,000	34
Soda Sanayii	159,170	218
Tupras Turkiye Petrol Rafinerileri	78,064	1,653
Turkcell Iletisim Hizmetleri*	367,700	2,053
Turkiye Garanti Bankasi	373,980	1,280
Vestel Elektronik Sanayi ve Ticaret*	405,250	322
Yazicilar Holding, Cl A	16,831	142

		7,271

United Kingdom – 16.1%
3i Group	132,933	881
Aberdeen Asset Management	18,557	121
Admiral Group	28,657	682
Aggreko	5,196	130
AMEC	22,407	419
Anglo American	43,625	1,112
Antofagasta	7,344	102
ARM Holdings	28,471	474
ASOS*	1,002	87
Associated British Foods	7,275	337
AstraZeneca	24,278	1,569
Aviva	59,854	476

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Babcock International Group	6,960	$156
BAE Systems	204,353	1,411
Barclays	1,140,029	4,436
Barratt Developments	24,259	167
Betfair Group	18,219	336
BG Group	254,264	4,737
BHP Billiton	72,254	2,221
BP	646,032	5,171
British American Tobacco	38,156	2,122
British Land‡	19,627	214
British Sky Broadcasting Group	36,884	561
BT Group, Cl A	152,626	966
Bunzl	64,395	1,714
Burberry Group	9,133	212
Bwin.Party Digital Entertainment	109,216	231
Cable & Wireless Communications	465,489	408
Capita	111,815	2,043
Carnival	21,232	808
Centrica	117,291	645
Close Brothers Group	5,518	130
Cobham	21,451	107
Compass Group	565,718	8,629
Croda International	2,529	107
Daily Mail & General Trust, Cl A	23,217	336
Devro	64,238	253
Diageo	202,744	6,291
Direct Line Insurance Group	22,477	89
easyJet	3,182	91
Fresnillo	3,568	50
G4S	274,708	1,107
GKN	33,788	220
GlaxoSmithKline	99,133	2,630
GVC Holdings PLC	14,300	89
Hammerson‡	13,277	123
Hargreaves Lansdown	4,266	104
Hays	722,905	1,748
Homeserve	110,984	583
HSBC Holdings	1,078,017	10,917
ICAP	99,219	625
IG Group Holdings	45,081	471
IMI	10,787	262
Imperial Tobacco Group	18,628	752
Informa	114,316	1,007
Inmarsat	8,946	108
InterContinental Hotels Group	5,044	162
International Consolidated Airlines Group*	20,413	142
International Personal Finance	102,030	871
Intertek Group	44,750	2,292
Intu Properties‡	13,857	65

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Investec	11,649	$94
ITV	497,572	1,589
J Sainsbury	23,827	126
Johnson Matthey	4,220	230
Jupiter Fund Management	51,953	347
Kingfisher	48,473	340
Ladbrokes	59,656	134
Land Securities Group‡	16,116	274
Legal & General Group	120,317	411
Lloyds Banking Group*	2,169,246	2,700
London Stock Exchange Group	3,282	108
Marks & Spencer Group	33,168	250
Meggitt	15,262	122
Melrose Industries	19,961	99
Merlin Entertainments* (A)	32,275	203
Michael Page International	17,491	143
Millennium & Copthorne Hotels	12,600	119
National Express Group PLC	28,423	133
National Grid	72,000	986
Next	3,165	348
Northgate	15,097	131
Old Mutual	100,094	336
Pearson	16,762	297
Perform Group PLC*	36,648	150
Persimmon	5,868	132
Petrofac	9,532	229
Provident Financial	31,963	1,057
Prudential	49,425	1,045
Reckitt Benckiser Group	85,512	6,967
Reed Elsevier	92,129	1,407
Rexam	99,389	807
Rightmove	41,541	1,827
Rio Tinto	115,448	6,423
Rolls-Royce Holdings	74,621	1,336
Royal Bank of Scotland Group*	44,569	231
Royal Mail*	12,014	113
RSA Insurance Group	68,528	102
SABMiller	18,575	927
Sage Group	191,316	1,334
Schroders	2,043	88
Segro‡	14,921	83
Serco Group	91,254	640
Severn Trent	4,614	140
Shire	11,303	555
Smith & Nephew	28,402	430
Smiths Group	155,906	3,306
Spectris	17,803	688
SSE	19,644	481
Stagecoach Group	115,045	757
Standard Chartered	285,445	5,965

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Standard Life	48,643	$306
Subsea 7	5,262	98
Tate & Lyle	9,297	103
Tesco	305,941	1,506
Thomas Cook Group PLC*	322,749	970
Travis Perkins	4,723	148
TUI Travel	126,174	921
Tullow Oil	18,697	233
Unilever	62,570	2,672
United Utilities Group	13,093	172
Vodafone Group	662,958	2,435
Weir Group	4,102	173
WH Smith	25,612	514
Whitbread	3,707	257
William Hill	16,151	92
WM Morrison Supermarkets	42,493	151
Wolseley	5,430	309
WPP	336,372	6,936

		140,046

United States – 0.6%
Consumer Discretionary – 0.5%
TAL Education Group ADR*	33,400	752
Yum! Brands	37,160	2,802

		3,554

Energy – 0.0%
Seadrill	7,705	272

Information Technology – 0.1%
NCR*	32,180	1,176

		5,002

Total Common Stock (Cost $822,906) (000)		851,238

Cash Equivalent (C) — 2.8%

State Street Institutional Liquid Reserves Fund, 0.070%	24,193,523	24,194

Total Cash Equivalent (Cost $24,194) (000)		24,194

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Shares	Value (000)
Preferred Stock — 0.7%

Bayerische Motoren Werke	1,082	$102
Cia Paranaense de Energia	61,000	801
Gerdau	346,700	2,216
Henkel & KGaA	3,493	376
Itau Unibanco Holding	4,900	73
Oi	178,800	244
Porsche Automobil Holding	3,130	321
ProSiebenSat.1 Media	4,512	206
Volkswagen	8,304	2,153

Total Preferred Stock (Cost $6,624) (000)		6,492

	Number of Rights
Rights — 0.0%

Banco Bilbao*	111,830	26
Intu Properties*	3,959	6
New World Development*	33,000	7
RSA Insurance Group*	25,698	15

Total Rights (Cost $–) (000)		54

Total Investments — 101.3% (Cost $853,724) (000) †		$881,978

Percentages are based on Net Assets of $870,535 (000).

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:
Type of Contract	Number of Contracts Long		Expiration Date	Unrealized Appreciation ($ Thousands)
E-MINI MSCI Future		36	Jun-2014	$47

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $6,857 (000) and represented 0.8% of net assets.
(C)	The rate reported is the 7-day effective yield as of March 31, 2014.

ADR – American Depositary Receipt

Cl – Class

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

† At March 31, 2014, the tax cost basis of the Fund’s investments was $853,724 (000), and the unrealized appreciation and depreciation were $43,707 (000) and $(15,453) (000), respectively.

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1		Level 2	Level 3	Total
Common Stock
Australia		$25,295	$-	$-	$25,295
Austria		1,825	-	-	1,825
Belgium		4,553	-	-	4,553
Brazil		29,691	-	-	29,691
Canada		10,601	-	-	10,601
Chile		965	-	-	965
China		21,224	-	-	21,224
Colombia		525	-	-	525
Czech Republic		1,104	-	-	1,104
Denmark		12,475	-	-	12,475
Finland		7,483	-	-	7,483
France		62,338	-	-	62,338
Germany		56,905	-	-	56,905
Greece		1,065	-	-	1,065
Guernsey		136	-	-	136
Hong Kong		27,267	-	-	27,267
Hungary		672	-	-	672
India		11,234	-	-	11,234
Indonesia		-	6,857	-	6,857
Ireland		5,372	-	-	5,372
Israel		2,422	-	-	2,422
Italy		13,836	-	-	13,836
Japan		124,500	-	-	124,500
Jersey		2,127	-	-	2,127
Luxembourg		1,906	-	-	1,906
Macau		368	-	-	368
Malaysia		6,401	-	-	6,401
Mexico		17,911	-	-	17,911
Netherlands		37,220	-	-	37,220
New Zealand		719	-	-	719
Norway		4,033	-	-	4,033
Panama		734	-	-	734
Peru		2,171	-	-	2,171
Philippines		3,329	-	-	3,329
Poland		5,304	-	-	5,304
Portugal		502	-	-	502
Russia		9,973	-	-	9,973
Singapore		9,119	-	-	9,119
South Africa		16,395	-	-	16,395
South Korea		31,846	-	-	31,846
Spain		16,737	-	-	16,737
Sweden		17,542	-	-	17,542
Switzerland		56,455	-	-	56,455
Taiwan		17,878	-	-	17,878
Thailand		11,904	-	-	11,904
Turkey		7,271	-	-	7,271
United Kingdom		140,046	-	-	140,046
United States		5,002	-	-	5,002

Total Common Stock		844,381	6,857	-	851,238
Cash Equivalent		24,194	-	-	24,194
Preferred Stock		6,492	-	-	6,492
Rights		54	-	-	54

Total Investments in Securities	`$	875,121	$6,857	$-	$881,978

KP International Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$47	$-	$-	$47

Total Other Financial Instruments	$47	$-	$-	$47

*	Futures contracts are valued at the unrealized appreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 holdings.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “—” are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 37.9%
U.S. Treasury Bonds
5.375%, 02/15/31	$1,983	$2,537
4.500%, 02/15/36	5,000	5,869
3.750%, 11/15/43	5,124	5,305
U.S. Treasury Notes
5.125%, 05/15/16	500	549
4.250%, 08/15/15	1,000	1,055
3.625%, 02/15/20	8,000	8,730
2.750%, 11/15/23	12,337	12,373
2.000%, 09/30/20	14,572	14,241
1.750%, 05/15/22	1,750	1,652
1.625%, 03/31/19	7,042	7,006
1.500%, 07/31/16	40,199	40,065
1.375%, 09/30/18	1,250	1,239
1.250%, 04/30/19	10,300	10,020
1.000%, 05/31/18	10,000	9,817
0.750%, 03/15/17	2,321	2,312
0.625%, 12/15/16	61,472	61,126
0.500%, 07/31/17	15,000	14,713
0.375%, 01/31/16	50,609	50,618
0.250%, 05/31/15	30,529	30,531
0.125%, 04/30/15	3,000	2,999

Total U.S. Treasury Obligations (Cost $283,808) (000)		282,757

Corporate Obligations — 25.5%

Consumer Discretionary – 1.0%
21st Century Fox America
6.400%, 12/15/35	280	335
6.150%, 02/15/41	220	259
4.500%, 02/15/21	100	109
Amazon.com
2.500%, 11/29/22	150	139
1.200%, 11/29/17	200	198
Atento Luxco 1
7.375%, 01/29/20 (A)	370	373
AutoZone
1.300%, 01/13/17	100	100
Carnival
1.200%, 02/05/16	100	101
Comcast
6.500%, 01/15/17	250	285
4.750%, 03/01/44	262	266
Delphi
4.150%, 03/15/24	40	40
Diageo Capital PLC
5.750%, 10/23/17	200	229
DIRECTV Holdings
5.000%, 03/01/21	200	215
4.450%, 04/01/24	100	100
Discovery Communications
5.050%, 06/01/20	100	111
Gap
5.950%, 04/12/21	200	225
Golden Eagle Retail Group
4.625%, 05/21/23 (A)	370	325

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Grupo Televisa
7.250%, 05/14/43	$2,840	$175
Home Depot
5.400%, 03/01/16	250	273
Kellogg
4.450%, 05/30/16	100	107
Kohl’s
4.000%, 11/01/21	100	102
Maestro Peru
6.750%, 09/26/19 (A)	370	330
McDonald’s
5.350%, 03/01/18	100	113
NBCUniversal Media
4.375%, 04/01/21	250	271
Omnicom Group
4.450%, 08/15/20	100	107
Scripps Networks Interactive
2.700%, 12/15/16	100	104
Staples
2.750%, 01/12/18	100	101
Starbucks
6.250%, 08/15/17	100	116
Target
2.900%, 01/15/22	100	98
Thomson Reuters
0.875%, 05/23/16	100	100
Time Warner
4.875%, 03/15/20	150	165
3.150%, 07/15/15	150	155
Time Warner Cable
8.750%, 02/14/19	100	127
7.300%, 07/01/38	485	606
6.750%, 07/01/18	250	293
Viacom
5.850%, 09/01/43	254	279
4.250%, 09/01/23	100	103
2.200%, 04/01/19	100	99
Walt Disney Company
2.550%, 02/15/22	100	96
Whirlpool
4.000%, 03/01/24	60	60

		7,390

Consumer Staples – 1.6%
Ajecorp BV
6.500%, 05/14/22 (A)	350	340
Altria Group
9.250%, 08/06/19	200	264
5.375%, 01/31/44	220	230
Anheuser-Busch InBev Finance
4.625%, 02/01/44	220	226
3.700%, 02/01/24	1,075	1,086
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	200	248
2.500%, 07/15/22	250	236
1.375%, 07/15/17	200	200

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Central American Bottling
6.750%, 02/09/22 (A)	$330	$347
Coca-Cola Company
3.200%, 11/01/23	100	98
1.800%, 09/01/16	200	205
Coca-Cola Femsa
5.250%, 11/26/43	442	470
2.375%, 11/26/18	150	150
Colgate-Palmolive
1.750%, 03/15/19	100	99
ConAgra Foods
1.900%, 01/25/18	100	99
Costco Wholesale
1.700%, 12/15/19	100	97
CVS Caremark
5.750%, 06/01/17	200	226
General Mills
5.650%, 02/15/19	100	115
3.150%, 12/15/21	61	61
Kraft Foods Group
6.125%, 08/23/18	150	174
3.500%, 06/06/22	125	126
Kroger
4.000%, 02/01/24	100	101
Lowe’s
4.625%, 04/15/20	100	110
Mondelez International
4.125%, 02/09/16	200	211
2.250%, 02/01/19	3,720	3,687
PepsiCo
7.900%, 11/01/18	200	251
2.500%, 05/10/16	200	207
Pernod Ricard
5.500%, 01/15/42 (A)	485	527
4.250%, 07/15/22 (A)	220	226
Philip Morris International
5.650%, 05/16/18	250	287
4.125%, 03/04/43	345	317
Procter & Gamble
1.450%, 08/15/16	225	228
Tyson Foods
4.500%, 06/15/22	150	156
Unilever Capital
2.200%, 03/06/19	100	100
Wal-Mart Stores
2.550%, 04/11/23	150	141
1.125%, 04/11/18	250	245

		11,891

Energy – 3.8%
Anadarko Petroleum
6.375%, 09/15/17	200	229
BP Capital Markets
4.500%, 10/01/20	1,830	1,990
3.125%, 10/01/15	300	311
2.750%, 05/10/23	200	188
Canadian Natural Resources
5.700%, 05/15/17	200	225

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Cenovus Energy
5.700%, 10/15/19	$125	$143
Chevron
2.355%, 12/05/22	150	141
1.718%, 06/24/18	100	100
CNOOC Curtis Funding No. 1
4.500%, 10/03/23 (A)	360	363
ConocoPhillips
5.750%, 02/01/19	125	146
Continental Resources
5.000%, 09/15/22	100	105
4.500%, 04/15/23	100	104
DCP Midstream Operating
3.875%, 03/15/23	150	147
Dolphin Energy
5.500%, 12/15/21 (A)	350	395
Ecopetrol
7.625%, 07/23/19	290	348
5.875%, 09/18/23	460	502
El Paso Pipeline Partners Operating
4.100%, 11/15/15	150	157
Enbridge
5.600%, 04/01/17	100	111
Enbridge Energy Partners
5.875%, 12/15/16	50	56
Energy Transfer Partners
6.500%, 02/01/42	245	278
5.200%, 02/01/22	150	162
4.150%, 10/01/20	755	778
Ensco
4.700%, 03/15/21	950	1,020
Enterprise Products Operating LLC
3.350%, 03/15/23	100	98
3.200%, 02/01/16	150	156
EOG Resources
2.625%, 03/15/23	100	94
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (A)	220	195
Gazprom OAO Via Gaz Capital
7.288%, 08/16/37	320	330
Halliburton
3.500%, 08/01/23	100	100
Hess
8.125%, 02/15/19	150	188
KazMunayGas National
11.750%, 01/23/15 (A)	240	257
6.375%, 04/09/21 (A)	430	469
5.750%, 04/30/43 (A)	470	423
Kinder Morgan Energy Partners
6.500%, 09/01/39	375	426
5.500%, 03/01/44	161	165
3.950%, 09/01/22	250	249
3.500%, 03/01/21	20	20
2.650%, 02/01/19	690	688

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Marathon Oil
2.800%, 11/01/22	$150	$140
Marathon Petro
3.500%, 03/01/16	100	105
National Oilwell Varco
2.600%, 12/01/22	200	190
Newmont Mining
3.500%, 03/15/22	200	181
Noble Energy
5.250%, 11/15/43	550	573
4.150%, 12/15/21	200	211
Occidental Petroleum
3.125%, 02/15/22	100	99
ONEOK Partners
3.375%, 10/01/22	200	193
Pemex Project Funding Master Trust
6.625%, 06/15/35	940	1,044
Pertamina Persero
6.000%, 05/03/42 (A)	340	301
5.250%, 05/23/21 (A)	390	391
4.300%, 05/20/23 (A)	530	478
Petrobras Global Finance
4.875%, 03/17/20	604	605
3.250%, 03/17/17	1,928	1,934
Petrobras International Finance
5.375%, 01/27/21	650	658
3.500%, 02/06/17	300	303
Petroleos de Venezuela
9.000%, 11/17/21	830	618
8.500%, 11/02/17 (A)	130	109
5.250%, 04/12/17	350	262
Petroleos Mexicanos
8.000%, 05/03/19	250	305
7.650%, 11/24/21 (A)	6,630	530
6.375%, 01/23/45 (A)	545	588
5.500%, 06/27/44	540	521
3.500%, 01/30/23	200	188
Phillips 66
4.300%, 04/01/22	150	159
2.950%, 05/01/17	200	209
Plains All American Pipeline
3.850%, 10/15/23	150	150
Sasol Financing International
4.500%, 11/14/22	200	194
Schlumberger Investment
3.650%, 12/01/23	200	203
Shell International Finance
4.300%, 09/22/19	200	221
1.125%, 08/21/17	150	149
Sinopec Group Overseas Development
4.375%, 10/17/23 (A)	460	462
Spectra Energy Capital
3.300%, 03/15/23	150	136
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	570	543

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Statoil
2.450%, 01/17/23	$125	$117
Suncor Energy
6.100%, 06/01/18	100	116
Talisman Energy
7.750%, 06/01/19	988	1,194
5.850%, 02/01/37	90	92
Total Capital Canada
2.750%, 07/15/23	200	189
Total Capital International
1.550%, 06/28/17	200	202
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	104
0.750%, 01/15/16	100	100
Transocean
6.375%, 12/15/21	200	225
Valero Energy
9.375%, 03/15/19	29	38
7.500%, 04/15/32	190	243
Williams
8.750%, 03/15/32	277	333
Williams Partners
5.250%, 03/15/20	200	220
Yingde Gases Investment
8.125%, 04/22/18 (A)	330	330

		28,313

Financials – 9.8%
Abbey National Treasury Services
4.000%, 04/27/16	620	630
ACE
2.600%, 11/23/15	100	103
Aflac
8.500%, 05/15/19	100	129
African Development Bank
0.875%, 05/15/17	205	202
American Express
7.000%, 03/19/18	300	356
2.750%, 09/15/15	300	309
American Honda Finance
2.125%, 10/10/18	200	201
American International Group
8.175%, 05/15/58 (B)	220	289
5.850%, 01/16/18	200	229
4.125%, 02/15/24	1,134	1,157
3.375%, 08/15/20	200	204
American Tower
3.400%, 02/15/19 ‡	100	102
Ameriprise Financial
5.300%, 03/15/20	100	113
Andina de Fomento
4.375%, 06/15/22	100	103
AON
5.000%, 09/30/20	100	111

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
ARC Properties Operating Partnership
3.000%, 02/06/19 ‡ (A)	$100	$100
2.000%, 02/06/17 ‡ (A)	100	100
Asian Development Bank
1.750%, 03/15/19	100	99
1.125%, 03/15/17	400	402
Assurant
4.000%, 03/15/23	74	73
Australia & New Zealand Banking Group NY
1.250%, 01/10/17	250	251
Banco de Costa Rica
5.250%, 08/12/18 (A)	340	346
Banco de Credito del Peru
6.125%, 04/24/27 (A) (B)	340	353
Banco de Reservas de la Republica Dominicana
7.000%, 02/01/23 (A)	690	649
Banco do Brasil
3.875%, 10/10/22	200	186
Banco Nacional de Costa Rica
4.875%, 11/01/18 (A)	350	352
Banco Nacional de Desenvolvimento Economico e Social
5.750%, 09/26/23 (A)	390	408
Banco Regional SAECA
8.125%, 01/24/19 (A)	390	417
Bancolombia
6.125%, 07/26/20	330	349
Bank of America
6.500%, 08/01/16	500	560
5.000%, 01/21/44	625	638
4.750%, 08/01/15	250	263
4.100%, 07/24/23	551	559
3.300%, 01/11/23	400	386
2.650%, 04/01/19	786	789
2.600%, 01/15/19	712	715
2.000%, 01/11/18	750	749
Bank of Ceylon
6.875%, 05/03/17 (A)	210	220
Bank of Georgia
7.750%, 07/05/17	330	345
Bank of Montreal
1.400%, 09/11/17	200	199
Bank of New York Mellon
3.550%, 09/23/21	100	104
Bank of Nova Scotia
2.050%, 10/07/15	200	202
1.100%, 12/13/16	150	151
Barclays Bank
5.140%, 10/14/20	150	159
5.000%, 09/22/16	250	274
BB&T
2.250%, 02/01/19	100	100
BBVA Bancomer
6.008%, 05/17/22 (A) (B)	380	389

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Berkshire Hathaway
1.900%, 01/31/17	$250	$256
0.950%, 08/15/16	150	151
Blackrock
5.000%, 12/10/19	100	113
BMCE Bank
6.250%, 11/27/18	200	206
BNP Paribas
3.600%, 02/23/16	150	157
3.250%, 03/03/23	150	146
2.400%, 12/12/18	1,100	1,095
2.375%, 09/14/17	150	154
Boston Properties LP
4.125%, 05/15/21 ‡	100	105
3.850%, 02/01/23 ‡	100	101
Branch Banking & Trust
2.850%, 04/01/21	1,200	1,181
1.000%, 04/03/17	1,642	1,625
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	100	101
Capital One Bank USA
2.150%, 11/21/18	250	249
CFR International
5.125%, 12/06/22 (A)	200	193
Charles Schwab
4.450%, 07/22/20	100	109
China Overseas Finance Cayman III
5.375%, 10/29/23	790	782
Cielo
3.750%, 11/16/22 (A)	390	363
Citigroup
8.500%, 05/22/19	500	637
5.500%, 09/13/25	550	586
4.587%, 12/15/15	500	530
3.875%, 10/25/23	870	864
CNA Financial
7.350%, 11/15/19	841	1,030
5.875%, 08/15/20	100	115
3.950%, 05/15/24	470	472
Commonwealth Bank of Australia
2.250%, 03/13/19	250	249
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.875%, 02/08/22	300	311
Council of Europe Development Bank
1.125%, 05/31/18	150	147
Credit Suisse New York
5.400%, 01/14/20	250	278
Crown Castle Holdings
3.849%, 04/15/23	150	146
Deutsche Bank
6.000%, 09/01/17	200	228
Development Bank of Kazakhstan
4.125%, 12/10/22 (A)	770	695

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Digital Realty Trust
3.625%, 10/01/22 ‡	$100	$93
Duke Realty
3.875%, 02/15/21 ‡	625	626
ERP Operating
4.625%, 12/15/21 ‡	200	216
Essex Portfolio
3.625%, 08/15/22 ‡	580	566
European Bank for Reconstruction & Development
1.500%, 03/16/20	200	192
1.000%, 02/16/17	200	200
European Investment Bank
3.250%, 01/29/24	250	253
1.625%, 09/01/15	500	509
1.125%, 09/15/17	1,000	997
0.875%, 04/18/17	150	149
0.500%, 08/15/16	500	498
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	208
Export-Import Bank of Korea
4.000%, 01/11/17	400	423
First Horizon National Bank
5.375%, 12/15/15	200	213
FMS Wertmanagement AoeR
0.625%, 04/18/16	200	200
Fondo MIVIVIENDA
3.375%, 04/02/19 (A)	340	339
Ford Motor Credit
4.250%, 02/03/17	200	215
3.000%, 06/12/17	250	260
2.750%, 05/15/15	250	255
Genworth Holdings
7.700%, 06/15/20	766	933
7.625%, 09/24/21	150	185
4.800%, 02/15/24	440	458
Goldman Sachs Group
6.150%, 04/01/18	500	572
5.750%, 01/24/22	400	454
4.000%, 03/03/24	1,155	1,146
3.625%, 02/07/16	500	524
2.625%, 01/31/19	1,173	1,170
Grupo Aval
4.750%, 09/26/22 (A)	370	357
GTB Finance
6.000%, 11/08/18 (A)	350	346
HCP
5.375%, 02/01/21 ‡	200	224
Health Care
5.250%, 01/15/22 ‡	100	110
Hospitality Properties Trust
5.000%, 08/15/22 ‡	100	104
HSBC Finance
6.676%, 01/15/21	300	350
HSBC Holdings
5.250%, 03/14/44	420	425
4.000%, 03/30/22	823	854

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
HSBC USA
2.625%, 09/24/18	$250	$256
Inter-American Development Bank
2.250%, 07/15/15	100	102
2.125%, 11/09/20	350	340
1.125%, 03/15/17	400	401
0.875%, 03/15/18	150	146
Intercorp Retail Trust
8.875%, 11/14/18 (A)	330	352
International Bank for Reconstruction & Development
2.125%, 03/15/16	500	516
0.875%, 04/17/17	250	249
0.500%, 05/16/16	100	100
International Finance
0.875%, 06/15/18	300	291
0.625%, 11/15/16	150	149
Intesa Sanpaolo
5.250%, 01/12/24	250	257
Japan Finance
2.500%, 05/18/16	200	207
1.750%, 11/13/18	200	199
Jefferies Group
6.875%, 04/15/21	100	116
JPMorgan Chase
6.000%, 01/15/18	300	344
4.250%, 10/15/20	400	428
3.875%, 02/01/24	1,859	1,875
3.375%, 05/01/23	250	237
3.150%, 07/05/16	500	523
1.350%, 02/15/17	150	150
Kaisa Group Holdings
8.875%, 03/19/18 (A)	330	318
KeyCorp
5.100%, 03/24/21	150	167
KFW
2.125%, 01/17/23	100	94
1.000%, 06/11/18	1,000	979
0.750%, 03/17/17	500	497
0.500%, 04/19/16	750	750
Kilroy Realty LP
5.000%, 11/03/15 ‡	125	133
Korea Development Bank
1.500%, 01/22/18	200	196
Korea Finance
2.875%, 08/22/18	200	205
Landwirtschaftliche Rentenbank
2.125%, 07/15/16	150	155
1.000%, 04/04/18	200	196
Liberty Property
4.125%, 06/15/22 ‡	100	101
Lincoln National
7.000%, 05/17/66 (B)	150	154
Majapahit Holding
8.000%, 08/07/19 (A)	830	965
7.875%, 06/29/37 (A)	340	375
MetLife
6.750%, 06/01/16	200	224

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
MFB Magyar Fejlesztesi Bank
6.250%, 10/21/20 (A)	$200	$211
Morgan Stanley
5.500%, 07/28/21	372	420
4.875%, 11/01/22	250	263
3.800%, 04/29/16	500	527
2.125%, 04/25/18	500	499
National Australia Bank
2.750%, 03/09/17	250	261
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	202
National Savings Bank
8.875%, 09/18/18 (A)	490	546
Nomura Holdings
4.125%, 01/19/16	200	210
Nordea Bank
2.375%, 04/04/19 (A)	2,220	2,210
Nordic Investment Bank
0.500%, 04/14/16	200	200
Oesterreichische Kontrollbank
0.750%, 12/15/16	250	249
Omega Healthcare Investors
6.750%, 10/15/22 ‡	150	164
Pacific LifeCorp
5.125%, 01/30/43 (A)	630	622
PNC Bank
2.700%, 11/01/22	250	235
1.125%, 01/27/17	100	100
Power Sector Assets & Liabilities Management
7.390%, 12/02/24 (A)	290	364
Prologis
6.875%, 03/15/20 ‡	100	118
Prudential Financial
5.625%, 06/15/43 (B)	150	153
4.750%, 09/17/15	150	158
Realty Income
3.250%, 10/15/22 ‡	100	95
Royal Bank of Canada
2.200%, 07/27/18	150	151
2.150%, 03/15/19	200	199
Royal Bank of Scotland PLC
2.550%, 09/18/15	250	255
Santander Holdings USA
3.000%, 09/24/15	200	206
Sberbank of Russia Via SB Capital
5.125%, 10/29/22 (A)	360	337
Scotiabank Peru
4.500%, 12/13/27 (A) (B)	400	365
Simon Property Group
6.750%, 02/01/40 ‡	345	453
5.250%, 12/01/16	150	165
3.750%, 02/01/24 ‡	568	571
2.200%, 02/01/19 ‡	150	150
Skandinaviska Enskilda Banken
2.375%, 03/25/19 (A)	965	963

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Sumitomo Mitsui Banking
3.950%, 01/10/24	$250	$—
Svensk Exportkredit
1.750%, 10/20/15	200	204
Svenska Handelsbanken
3.125%, 07/12/16	250	262
Toronto-Dominion Bank
2.375%, 10/19/16	200	207
Toyota Motor Credit
2.100%, 01/17/19	200	199
2.050%, 01/12/17	200	205
Travelers
3.900%, 11/01/20	100	106
Turkiye Garanti Bankasi
4.000%, 09/13/17 (A)	200	199
Turkiye Halk Bankasi
3.875%, 02/05/20 (A)	390	356
Turkiye Vakiflar Bankasi Tao
5.000%, 10/31/18 (A)	320	316
UBS
5.875%, 12/20/17	250	286
Unum Group
4.000%, 03/15/24	50	50
US Bancorp
2.950%, 07/15/22	200	192
1.950%, 11/15/18	100	100
Ventas Realty
1.550%, 09/26/16	100	101
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	320	335
6.800%, 11/22/25 (A)	340	337
Wells Fargo
5.625%, 12/11/17	500	570
4.125%, 08/15/23	150	152
3.676%, 06/15/16	250	265
Westpac Banking
4.875%, 11/19/19	200	222
Weyerhaeuser Company
6.875%, 12/15/33	446	552
Willis Group Holdings
4.125%, 03/15/16	14	15
WP Carey
4.600%, 04/01/24	50	50
XLIT
5.750%, 10/01/21	74	85

		72,859

Health Care – 1.5%
AbbVie
2.900%, 11/06/22	100	96
1.750%, 11/06/17	200	200
1.200%, 11/06/15	200	201
Actavis
1.875%, 10/01/17	100	100
Aetna
2.750%, 11/15/22	150	141

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Amgen
5.700%, 02/01/19	$250	$289
AstraZeneca
1.950%, 09/18/19	100	98
Baxter International
3.200%, 06/15/23	100	98
0.950%, 06/01/16	100	100
Becton Dickinson
3.125%, 11/08/21	100	101
Boston Scientific
2.650%, 10/01/18	100	101
Catholic Health Initiatives
4.350%, 11/01/42	506	463
Covidien International Finance
6.000%, 10/15/17	200	230
Express Scripts
3.900%, 02/15/22	150	154
3.125%, 05/15/16	100	104
Gilead Sciences
4.800%, 04/01/44	645	664
2.050%, 04/01/19	100	99
GlaxoSmithKline Capital
2.800%, 03/18/23	125	120
0.700%, 03/18/16	200	200
Howard Hughes Medical Institute
3.500%, 09/01/23	150	153
McKesson
4.883%, 03/15/44	610	618
3.250%, 03/01/16	150	156
Medtronic
1.375%, 04/01/18	175	172
0.875%, 02/27/17	100	99
Merck
1.300%, 05/18/18	200	196
Novartis Capital
4.400%, 05/06/44	978	987
Novartis Securities Investment
5.125%, 02/10/19	200	227
NYU Hospitals Center
5.750%, 07/01/43	140	154
Perrigo
4.000%, 11/15/23 (A)	200	200
Pfizer
3.000%, 06/15/23	100	97
1.500%, 06/15/18	200	197
Quest Diagnostics
5.450%, 11/01/15	100	107
Sanofi
2.625%, 03/29/16	200	208
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	139
Thermo Fisher Scientific
3.600%, 08/15/21	100	102
2.400%, 02/01/19	2,828	2,817
2.250%, 08/15/16	100	102
UnitedHealth Group
2.875%, 03/15/22	200	194

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
WellPoint
5.100%, 01/15/44	$610	$634
3.300%, 01/15/23	200	192
Zoetis
3.250%, 02/01/23	150	145

		11,455

Industrials – 2.0%
ABB Finance USA
2.875%, 05/08/22	150	146
Air Lease
3.375%, 01/15/19	150	152
American Airlines Pass Through Trust
4.950%, 01/15/23 (A)	194	208
BHP Billiton Finance
1.625%, 02/24/17	200	203
Burlington Northern Santa Fe
5.650%, 05/01/17	100	112
4.900%, 04/01/44	608	627
3.050%, 03/15/22	100	97
Caterpillar
3.900%, 05/27/21	150	159
Caterpillar Financial Services
2.050%, 08/01/16	200	206
CSX
7.375%, 02/01/19	100	122
Deere
2.600%, 06/08/22	150	143
Eaton
1.500%, 11/02/17	200	199
ENA Norte Trust
4.950%, 04/25/23 (A)	16	16
Eskom Holdings SOC
5.750%, 01/26/21 (A)	450	459
Far East Capital
8.000%, 05/02/18 (A)	420	341
FedEx
5.100%, 01/15/44	560	581
GATX
2.500%, 07/30/19	150	148
General Dynamics
2.250%, 11/15/22	150	138
General Electric
5.250%, 12/06/17	250	283
2.700%, 10/09/22	200	194
General Electric Capital
5.625%, 05/01/18	500	572
4.650%, 10/17/21	400	439
1.000%, 01/08/16	300	302
Georgian Railway
7.750%, 07/11/22 (A)	700	748
Grupo KUO De
6.250%, 12/04/22 (A)	350	357
Illinois Tool Works
3.500%, 03/01/24	419	417
1.950%, 03/01/19	100	99

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
John Deere Capital
2.800%, 03/04/21	$1,832	$1,817
1.300%, 03/12/18	150	148
KazAgro National Management Holding
4.625%, 05/24/23 (A)	300	278
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)	310	316
6.375%, 10/06/20 (A)	730	795
Koninklijke Philips
5.750%, 03/11/18	200	228
3.750%, 03/15/22	125	129
Metinvest
8.750%, 02/14/18 (A)	340	311
Norfolk Southern
5.750%, 01/15/16	45	49
Northrop Grumman
3.250%, 08/01/23	150	144
Odebrecht Finance
7.125%, 06/26/42 (A)	340	332
Pitney Bowes
4.625%, 03/15/24	100	99
Precision Castparts
2.500%, 01/15/23	150	140
Raytheon
2.500%, 12/15/22	150	140
Red de Carreteras de Occidente
9.000%, 06/10/28 (A)	6,100	409
Ryder System
2.550%, 06/01/19	95	94
San Miguel
4.875%, 04/26/23	420	368
Transnet
4.000%, 07/26/22 (A)	970	892
Transportadora de Gas Internacional
5.700%, 03/20/22 (A)	330	343
United Parcel Service
5.125%, 04/01/19	100	113
3.125%, 01/15/21	150	154
United Technologies
5.375%, 12/15/17	200	228
3.100%, 06/01/22	150	150

		15,145

Information Technology – 1.0%
Apple
2.400%, 05/03/23	200	185
1.000%, 05/03/18	100	97
Baidu
3.250%, 08/06/18	200	204
Cisco Systems
5.500%, 02/22/16	200	218
4.450%, 01/15/20	200	219
3.625%, 03/04/24	1,010	1,018
EMC
3.375%, 06/01/23	100	99
1.875%, 06/01/18	250	250

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Google
3.625%, 05/19/21	$200	$212
Hewlett-Packard
4.650%, 12/09/21	200	212
2.750%, 01/14/19	2,400	2,415
2.600%, 09/15/17	200	206
Intel
3.300%, 10/01/21	100	102
1.350%, 12/15/17	250	249
International Business Machines
7.625%, 10/15/18	125	155
3.375%, 08/01/23	100	100
1.250%, 02/06/17	200	201
Juniper Networks
4.500%, 03/15/24	50	51
Microsoft
3.625%, 12/15/23	100	103
1.625%, 12/06/18	150	149
Oracle
2.500%, 10/15/22	200	188
1.200%, 10/15/17	250	248
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	150	153
Texas Instruments
2.375%, 05/16/16	200	207
Xilinx
2.125%, 03/15/19	50	49

		7,290

Materials – 1.5%
Alcoa
5.400%, 04/15/21	100	105
ArcelorMittal
5.750%, 08/05/20	200	212
Barrick
3.850%, 04/01/22	100	96
Cementos Pacasmayo
4.500%, 02/08/23 (A)	200	188
Cemex
9.000%, 01/11/18 (A)	330	359
CF Industries
5.150%, 03/15/34	387	397
Dow Chemical
8.550%, 05/15/19	225	288
Eastman Chemical Company
2.400%, 06/01/17	200	204
Ecolab
4.350%, 12/08/21	250	269
3.000%, 12/08/16	200	210
EI du Pont de Nemours
2.800%, 02/15/23	100	95
Freeport-McMoRan Copper
5.450%, 03/15/43	450	443
3.550%, 03/01/22	150	143
2.375%, 03/15/18	250	249
Goldcorp
3.700%, 03/15/23	150	141

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Grupo Cementos de Chihuahua
8.125%, 02/08/20 (A)	$320	$345
Grupo Idesa
7.875%, 12/18/20 (A)	340	353
International Paper
9.375%, 05/15/19	1,160	1,514
7.950%, 06/15/18	125	153
LYB International Finance
5.250%, 07/15/43	460	484
Lyondell Bassell
5.000%, 04/15/19	250	278
Mexichem
4.875%, 09/19/22 (A)	350	350
Minsur
6.250%, 02/07/24 (A)	330	347
Mosaic
5.625%, 11/15/43	175	188
5.450%, 11/15/33	310	335
Nacional del Cobre de Chile
6.150%, 10/24/36 (A)	360	397
5.625%, 10/18/43 (A)	310	318
3.000%, 07/17/22 (A)	200	187
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	99
Rio Tinto Finance USA
2.250%, 12/14/18	150	150
1.625%, 08/21/17	200	200
1.375%, 06/17/16	200	202
Rock-Tenn
4.450%, 03/01/19	100	107
Samarco Mineracao
5.750%, 10/24/23 (A)	550	553
Southern Copper
5.250%, 11/08/42	420	360
TAM Capital 3
8.375%, 06/03/21 (A)	330	351
Vale Overseas
6.250%, 01/23/17	200	223
4.375%, 01/11/22	100	99

		10,992

Telecommunication Services – 1.3%
America Movil
5.000%, 03/30/20	100	110
2.375%, 09/08/16	200	206
AT&T
5.800%, 02/15/19	250	289
4.300%, 12/15/42	385	341
2.950%, 05/15/16	200	208
2.400%, 08/15/16	200	206
British Telecommunications
2.350%, 02/14/19	200	199
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	370	362
Columbus International
7.375%, 03/30/21 (A)	200	206
Comcel Trust
6.875%, 02/06/24 (A)	240	251

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Eileme 2
11.625%, 01/31/20 (A)	$400	$477
Empresa de Telecomunicaciones de Bogota
7.000%, 01/17/23 (A)	400,000	182
France Telecom
4.125%, 09/14/21	100	104
Instituto Costarricense de Electricidad
6.375%, 05/15/43 (A)	200	171
L-3 Communications
5.200%, 10/15/19	125	136
Rogers Communications
6.800%, 08/15/18	150	178
TBG Global Pte
4.625%, 04/03/18 (A)	250	247
Telefonica Celular del Paraguay
6.750%, 12/13/22 (A)	240	253
Telefonica Emisiones
3.192%, 04/27/18	790	809
Verizon Communications
6.550%, 09/15/43	280	341
6.400%, 09/15/33	825	979
5.150%, 09/15/23	1,350	1,478
4.500%, 09/15/20	200	217
3.650%, 09/14/18	200	213
3.450%, 03/15/21	519	526
2.500%, 09/15/16	250	259
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18	300	329
Vodafone Group
2.950%, 02/19/23	150	141

		9,418

Utilities – 2.0%
AES Andres Dominicana
9.500%, 11/12/20 (A)	350	372
AES El Salvador Trust II
6.750%, 03/28/23 (A)	360	359
CMS Energy
6.250%, 02/01/20	100	117
Commonwealth Edison
2.150%, 01/15/19	250	249
Consolidated Edison Company of New York
5.850%, 04/01/18	100	115
4.450%, 03/15/44	238	236
Dominion Gas Holdings
1.050%, 11/01/16 (A)	250	249
Dominion Resources
4.050%, 09/15/42	542	485
Duke Energy
4.375%, 03/30/44	168	169
3.950%, 10/15/23	250	256
2.150%, 11/15/16	100	103
Emgesa
8.750%, 01/25/21 (A)	600,000	323

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Entergy
5.125%, 09/15/20	$100	$107
FirstEnergy
7.375%, 11/15/31	260	299
FPL Group Capital
7.875%, 12/15/15	100	112
Hrvatska Elektroprivreda
6.000%, 11/09/17 (A)	340	354
Hydro-Quebec
1.375%, 06/19/17	200	200
MidAmerican Energy Holdings
3.750%, 11/15/23 (A)	200	199
NextEra Energy Capital Holdings
3.625%, 06/15/23	715	692
2.700%, 09/15/19	811	807
NiSource Finance
6.400%, 03/15/18	150	173
5.650%, 02/01/45	448	482
Oncor Electric Delivery
7.000%, 09/01/22	100	124
Pacific Gas & Electric
4.750%, 02/15/44	619	626
3.500%, 10/01/20	150	154
Potomac Electric Power
3.600%, 03/15/24	377	381
PPL Capital Funding
3.500%, 12/01/22	150	147
Progress Energy
7.750%, 03/01/31	918	1,255
5.625%, 01/15/16	100	108
PSEG Power
4.300%, 11/15/23	1,050	1,074
Public Service Electric & Gas
2.300%, 09/15/18	100	101
Public Service of Colorado
4.300%, 03/15/44	577	576
Sempra Energy
9.800%, 02/15/19	1,287	1,705
6.500%, 06/01/16	100	111
Southern
2.450%, 09/01/18	150	152
Southern California Edison
3.500%, 10/01/23	150	151
Southern California Gas
4.450%, 03/15/44	635	648
Southern Power
5.250%, 07/15/43	380	409
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20 (A)	370	362
TECO Finance
4.000%, 03/15/16	150	159
Virginia Electric and Power
3.450%, 02/15/24	100	100
Wisconsin Energy
6.250%, 05/15/67 (B)	100	103

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Xcel Energy
0.750%, 05/09/16	$150	$150

		15,054

Total Corporate Obligations (Cost $189,483) (000)		189,807

Mortgage-Backed Securities — 15.4%
Agency Mortgage-Backed Obligations – 14.5%
FHLB
0.500%, 11/20/15	750	751
FHLMC
5.500%, 04/15/37	1,600	1,760
5.000%, 10/15/25	1,185	1,293
4.500%, 07/01/41	175	188
4.000%, 04/01/26	3,909	3,942
3.527%, 10/25/23	422	431
3.500%, 03/15/33	4,339	4,380
3.000%, 01/01/43	4,123	3,974
2.375%, 01/13/22	2,505	2,454
FHLMC Multifamily Structured Pass Through Certificates, Ser K037, Cl A2
3.490%, 01/25/24	833	850
FNMA
6.000%, 04/01/32	3,364	3,754
5.500%, 05/01/23	4,101	4,549
5.000%, 04/30/37	5,945	6,492
4.500%, 04/30/20	11,591	12,362
4.000%, 04/30/20	9,336	9,738
3.500%, 04/01/41	9,886	10,042
3.000%, 04/25/26	16,931	16,607
2.500%, 04/25/27	5,400	5,396
GNMA
5.000%, 04/01/38	2,791	3,053
4.500%, 07/20/40	4,603	4,976
4.000%, 04/01/40	4,700	4,936
3.500%, 04/15/41	6,400	6,530

		108,458

Non-Agency Mortgage-Backed Obligations – 0.9%
Banc of America Funding, Ser 2005-4, Cl 1A3
5.500%, 08/25/35	57	59
Commercial Mortgage Pass Through Certificates, Ser 2014-LC15, Cl A4
4.006%, 04/10/47	446	459
Commercial Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/46	300	310
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34 (A)	540	544
2.933%, 06/05/31 (A)	1,373	1,392

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	$343	$348
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.582%, 05/19/34 (B)	94	93
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-FL3, Cl A2
0.855%, 04/15/28 (A) (B)	200	199
JP Morgan Mortgage Trust, Ser 2005-A2, Cl 3A2
2.424%, 04/25/35 (B)	134	134
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A5
4.079%, 02/15/47	325	336
MLCC Mortgage Investors, Ser 2006-2
5.500%, 05/25/36 (B)	626	629
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A4
4.051%, 04/15/47	345	355
3.787%, 01/15/47	218	221
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A
2.639%, 10/25/35 (B)	287	287
Wells Fargo Mortgage Backed Securities, Ser 2005-AR10
2.614%, 06/25/35	361	365
WF-RBS Commercial Mortgage Trust, Ser 2014-LC14
4.045%, 03/15/47	546	562

		6,293

Total Mortgage-Backed Securities (Cost $114,959) (000)		114,751

Loan Participations — 9.7%
Aerospace/Defense – 0.1%
DAE Aviation 1/14 Term Loan B1
5.000%, 02/06/20	496	502

Automotive – 0.4%
Allison Transmission 8/13 Term Loan B3
3.750%, 08/23/19	1,000	1,000
Chrysler Automotive 1/14 Term Loan B
3.250%, 12/05/18	275	274
Metaldyne 2/14 (USD) Term Loan B
4.250%, 12/18/18	1,000	1,003

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Tower International 1/14 Term Loan B
4.000%, 04/23/20	$1,000	$997

		3,274

Building Materials – 0.0%
Southwire Co 1/14 Cov-Lite Term Loan
3.250%, 02/11/21	50	50
Vat 1/14 (USD) Term Loan
4.750%, 01/28/21	50	50

		100

Chemicals – 0.3%
Berry Plastics 2/13 Cov-Lite Term Loan D
3.500%, 02/04/20	1,000	996
Entegris 3/14 Cov-Lite Term Loan B (C)
0.000%, 03/25/21	25	25
Ineos 4/12 (USD) Cov-Lite Term Loan
6.500%, 04/27/18	1,000	993

		2,014

Computers & Electronics – 1.2%
Apex Tool 1/13 Term Loan
4.500%, 01/25/20	1,000	990
Applied Systems 1/14 Cov-Lite Term Loan
4.250%, 01/15/21	500	501
Ascend Learning 5/12 Term Loan
6.000%, 07/26/19	175	177
Avast Software 3/14 Term Loan
0.000%, 03/18/20 (C)	50	50
CompuCom 5/13 Cov-Lite Term Loan
4.250%, 05/07/20	500	499
Dell 9/13 (USD) Cov-Lite Term Loan B
4.500%, 09/23/20	998	990
Hyland Software 2/14 Cov-Lite Term Loan B
4.750%, 02/18/22	500	504
Infor (Lawson) 1/14 B5 Term Loan B
3.750%, 06/03/20	1,000	996
Internet Brands 2/13 Term Loan
6.250%, 03/18/19	499	500
Misys 6/12 (USD) Term Loan
5.000%, 12/12/18	499	503
Scientific Games 10/13 Cov-Lite Term Loan B
4.250%, 05/22/20	500	501
SkillSoft 9/12 Term Loan
5.000%, 05/26/17	1,000	1,000

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Sophos 1/14 (USD) Cov-Lite Term Loan B
5.000%, 01/27/21	$500	$501
SumTotal Systems 11/12 Term Loan
7.250%, 09/13/19	1	1
6.250%, 09/13/19	16	16
6.250%, 10/25/19	482	479
Vertafore 3/13 Term Loan
4.250%, 11/30/19	1,000	1,002

		9,210

Consumer Nondurables – 0.1%
Revlon 8/13 Acquisition Facility
4.000%, 08/19/19	1,000	1,001

		1,001

Educational Services – 0.2%
Education Management 12/10 Extended Term Loan C2
4.250%, 06/01/16	1,000	873
Laureate Education 10/13 New Series (2018) Extended Term Loan
5.000%, 06/18/15	1,000	990

		1,863

Entertainment And Leisure – 0.1%
Equinox Fitness Clubs 4/13 Term Loan B
4.250%, 01/31/20	500	501

		501

Financial Services – 0.1%
NXT Capital 9/13 Term Loan B
7.500%, 09/04/18	1	1
6.250%, 09/04/18	499	501
RCS Cap 3/14 Term Loan
0.000%, 03/29/19 (C)	75	75

		577

Food And Beverage – 0.5%
Advance Pierre Foods 10/12 Term Loan
5.750%, 06/20/17	500	501
Del Monte Foods 2/14 Cov-Lite Term Loan
4.250%, 01/26/21	500	501
Dole Food 11/13 Cov-Lite Term Loan B
4.500%, 10/25/18	1,000	1,005
Phillips Pet Food 1/14 Term Loan
4.500%, 01/29/21	500	501

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Pinnacle Foods 4/13 Term Loan G
3.250%, 04/29/20	$1,000	$995

		3,503

Forest Products – 0.1%
Ply Gem 1/14 Cov-Lite Term Loan
4.000%, 01/17/21	500	500

Gaming And Hotels – 0.4%
Boyd Gaming 8/13 Cov-Lite Term Loan B
4.000%, 08/12/20	1,000	1,001
Hilton Hotels 10/13 Cov-Lite Term Loan
3.750%, 09/23/20	983	984
La Quinta 2/14 Cov-Lite Term Loan B
0.000%, 02/19/21 (C)	125	125
MGM Resorts 12/12 Cov-Lite Term Loan B
4.250%, 12/20/19	1,000	997

		3,107

Health Care – 0.8%
Alliance Healthcare 6/13 Term Loan B
4.250%, 05/31/19	499	500
Amneal Pharmaceuticals 10/13 Cov-Lite Term Loan B
7.000%, 11/01/19	2	2
5.750%, 11/01/19	498	499
Community Health 1/14 Cov-Lite Term Loan D
4.250%, 01/27/21	1,000	1,008
Gentiva Health Services 10/13 Term Loan B
6.500%, 10/16/19	500	493
Grifols 2/14 (USD) Term Loan B
0.000%, 03/05/21 (C)	400	400
Ikaria 1/14 Cov-Lite Term Loan
5.000%, 02/04/21	125	126
Mallinckrodt 3/14 Cov-Lite Term Loan
3.500%, 03/05/21	150	150
Par Pharmaceutical 2/14 Term Loan B2
4.000%, 09/30/19	100	100
Patheon 1/14 (USD) Term Loan
4.250%, 01/22/21	25	25
0.000%, 01/22/21 (C)	475	472
Pharmedium 1/14 Cov-Lite Term Loan
4.250%, 01/28/21	500	500
Salix Pharmaceuticals 12/13 Term Loan
4.250%, 12/17/19	500	504

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Steward Health 4/13 Term Loan B
6.750%, 04/10/20	$500	$501
Valeant 6/13 Term Loan E
0.000%, 06/26/20 (C)	1,000	1,002

		6,282

Insurance – 0.1%
Asurion 6/13 Cov-Lite Incremental Term Loan B2
4.250%, 06/19/20	998	993

Leasing – 0.1%
Avis Budget Car Rental 5/13 Term Loan B
3.000%, 03/15/19	500	496
BakerCorp 2/13 Term Loan
4.250%, 02/14/20	499	496
ILFC (Delos Finance) 2/14 Term Loan B
3.500%, 02/26/21	225	225

		1,217

Machinery – 0.3%
Gardner Denver 7/13 (USD) Term Loan
4.250%, 07/30/20	1,000	1,000
Husky International (Cov-Lite 6/11) Term Loan
4.250%, 06/29/18	1,000	1,002
International Equipment 8/13 Term Loan B
6.750%, 08/13/19	500	502

		2,504

Media – 0.3%
Mission/Nexstar Broadcasting 9/13 Term Loan B2
3.750%, 10/01/20	469	469
Nexstar/Mission Broadcasting 9/13 Term Loan B2
3.750%, 10/01/20	531	532
Weather Channel 2/13 Term Loan B
3.500%, 02/13/17	1,000	979

		1,980

Metals & Mining – 0.3%
BWAY 11/12 Cov-Lite Term Loan B
4.500%, 08/07/17	500	502
Oxbow Carbon 7/13 Cov-Lite Term Loan B
0.000%, 07/19/19 (C)	1,000	1,005
Patriot Coal 12/13 Exit Term Loan
10.250%, 12/18/18	500	499

		2,006

KP Fixed Income Fund

Schedule of Investments
March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Not For Profit – 0.1%
National Mentor 1/14 Term Loan B
4.750%, 01/31/21	$500	$503

Oil & Gas – 0.6%
Ameriforge 1/13 Term Loan
5.000%, 01/22/20	500	502
Dynegy 4/13 Term Loan B2
4.000%, 04/23/20	500	502
Energy Transfer Equity 12/13 Term Loan B
3.250%, 11/15/19	1,000	997
Seadrill Partners 2/14 Term Loan
4.000%, 02/12/21	300	299
Tallgrass Energy 11/13 Term Loan B
4.250%, 11/13/18	1,000	1,006
Western Pipeline 3/13 Term Loan
3.500%, 03/27/20	127	127
0.000%, 03/22/20 (C)	873	869

		4,302

Printing & Publishing – 0.1%
Rentpath 5/13 Cov-Lite Term Loan B
6.250%, 05/29/20	500	489

Professional & Business Services – 1.3%
Acosta 10/13 Term Loan B
4.250%, 03/03/18	575	577
Audio Visual Services 1/14 Cov-Lite Term Loan B
4.500%, 01/22/21	50	50
Brickman Group 12/13 Cov-Lite Term Loan
4.000%, 12/18/20	500	501
Bright Horizons 1/13 Term Loan B
4.000%, 01/24/20	1,000	1,001
CBS Outdoor 1/14 Cov-Lite Term Loan B
3.000%, 01/15/21	1,000	996
Citco (6/11) Term Loan
4.250%, 05/24/18	1,000	1,001
Emerald Expo 6/13 Cov-Lite Term Loan B
5.500%, 06/12/20	500	503
Expert Global (4/12) Term Loan B
8.000%, 04/02/18	500	487
Extreme Reach 1/14 Term Loan
6.750%, 12/31/19	500	510
Garda World 11/13 (USD) Term Loan B
4.000%, 11/06/20	794	795

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Garda World 11/13 (USD) Tranche B Delayed Term Loan
4.000%, 11/08/20	$203	$203
Getty Images 10/12 Cov-Lite Term Loan B
4.750%, 10/03/19	1,000	958
MoneyGram Payment 3/13 Term Loan
0.000%, 03/26/20 (C)	1,000	1,001
Nuveen Investments 4/13 Term Loan B
4.153%, 05/13/17	1,000	1,002

		9,585

Real Estate – 0.1%
TCW Group 1/14 Term Loan B
3.000%, 12/20/19	470	466
Walter Investment 12/13 Cov-Lite Term Loan
4.750%, 12/11/20	500	497

		963

Retail Food & Drug – 0.3%
Bioscrip 7/13 Cov-Lite Delayed Term Loan
7.250%, 07/31/20	123	124
Bioscrip 7/13 Cov-Lite Term Loan B
7.250%, 07/31/20	206	207
GNC 10/12 Term Loan
3.250%, 03/04/19	1,000	994
Rite Aid 3/14 Tranche 7 Term Loan
4.000%, 02/21/20	1,000	998

		2,323

Retailing – 0.6%
99 Cents Only Stores 10/13 Cov-Lite Term Loan B2
4.500%, 01/11/19	1,000	1,007
CEC Entertainment 2/14 Term Loan B
4.250%, 02/12/21	75	74
Dunkin’ Brands 1/14 Term Loan B4
0.000%, 02/05/21 (C)	1,000	992
J. Crew 2/14 Cov-Lite Term Loan
4.000%, 03/05/21	250	249
OSI Restaurant 4/13 Cov-Lite Term Loan
3.500%, 10/23/19	989	986
Party City 2/14 Cov-Lite Term Loan B
4.250%, 07/27/19	923	922
4.000%, 07/27/19	77	78

		4,308

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Securities & Trusts – 0.3%
Grosvenor Capital 1/14 Cov-Lite Term Loan
3.750%, 11/25/20	$1,000	$994
HarbourVest 1/14 Cov-Lite Term Loan
3.250%, 02/04/21	500	496
MCS AMS 10/13 Term Loan
7.000%, 10/15/19	500	485

		1,975

Shipping & Ship Building – 0.0%
Stena 2/14 Cov-Lite Term Loan B
4.000%, 02/24/21	175	174

		174

Steel – 0.3%
Fortescue 11/13 Cov-Lite Term Loan
4.250%, 06/30/19	1,000	1,008
Grede Holdings 4/12 Term Loan B
4.500%, 05/02/18	1,000	1,001

		2,009

Telecommunications – 0.3%
Mitel Networks 1/14 Term Loan B
5.250%, 01/31/20	500	505
SBA Finance 2/14 Incremental Term Loan B
3.250%, 03/24/21	100	100
0.000%, 03/24/21 (C)	100	100
Windstream 1/13 Term Loan B4
3.500%, 01/23/20	3	3
3.500%, 01/10/20	997	995
Ziggo 2/14 (USD) Term Loan B1
0.000%, 01/15/22 (C)	111	110
Ziggo 2/14 (USD) Term Loan B2
0.000%, 01/15/22 (C)	71	71
Ziggo 2/14 (USD) Term Loan B3
0.000%, 01/15/22 (C)	118	116

		2,000

Transportation – 0.1%
EMSC (Cov-Lite 5/11) Term Loan
6.000%, 05/25/18	66	67
5.250%, 04/27/18	934	934

		1,001

Utilities – 0.2%
Calpine 5/13 Cov-Lite Term Loan B2
3.250%, 01/02/22	1,000	982

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Raven Power 12/13 Term Loan B
5.250%, 12/18/20	$500	$505

		1,487

Total Loan Participations (Cost $72,774) (000)		72,253

Sovereign Debt — 5.8%
Bolivian Government International Bond, 5.950%, 08/22/23 (A)	200	209
Brazil Minas SPE via State of Minas Gerais, 5.333%, 02/15/28 (A)	380	369
Brazilian Government International Bond, 5.625%, 01/07/41	593	605
Canada Government International Bond, 1.625%, 02/27/19	100	99
Colombia Government International Bond, 7.375%, 09/18/37	2,000	2,262
Costa Rica Government International Bond, 4.375%, 04/30/25 (A)	540	493
Croatia Government International Bond, 6.750%, 11/05/19 (A)	1,370	1,479
Dominican Republic International Bond, 7.500%, 05/06/21 (A)	730	797
El Salvador Government International Bond, 5.875%, 01/30/25 (A)	610	573
Gabonese Republic, 6.375%, 12/12/24 (A)	290	307
Georgia Government International Bond, 6.875%, 04/12/21 (A)	810	880
Government of Italy, 4.750%, 01/25/16	100	106
Guatemala Government Bond, 5.750%, 06/06/22 (A)	560	580
Honduras Government International Bond, 7.500%, 03/15/24 (A)	730	726
Hungary Government International Bond, 6.250%, 01/29/20	1,270	1,324
Indonesia Government International Bond, 8.500%, 10/12/35 (A)	1,590	1,761
Israel Government International Bond, 3.150%, 06/30/23	200	194

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Ivory Coast Government International Bond, 5.750%, 12/31/32 (A)	$1,620	$1,519
Mexican Bonos, 8.500%, 11/18/38	6,180	549
Mexico Government International Bond, 6.750%, 09/27/34	3,373	3,444
Morocco Government International Bond, 5.500%, 12/11/42 (A)	610	566
Nigeria Government International Bond, 6.750%, 01/28/21 (A)	410	428
Panama Government International Bond, 9.375%, 04/01/29	960	1,158
Peruvian Government International Bond, 6.550%, 03/14/37	420	505
Philippine Government International Bond, 8.375%, 06/17/19	1,190	1,544
Poland Government International Bond, 6.375%, 07/15/19	325	360
Province of British Columbia Canada, 1.200%, 04/25/17	200	201
Province of Manitoba Canada, 1.125%, 06/01/18	100	98
Province of Ontario Canada, 2.700%, 06/16/15	850	847
Province of Quebec Canada, 5.125%, 11/14/16	250	261
Republic of Armenia, 6.000%, 09/30/20 (A)	860	890
Republic of Azerbaijan International Bond, 4.750%, 03/18/24 (A)	360	363
Republic of Belarus, 8.950%, 01/26/18	1,470	1,497
Republic of Brazil, 6.000%, 01/17/17	1,260	1,248
Republic of Costa Rica, 9.200%, 03/27/19	200,000	363
Republic of Ghana, 8.500%, 10/04/17 (A)	660	649
Republic of Honduras, 8.750%, 12/16/20 (A)	200	219
Republic of Italy, 5.375%, 06/12/17	200	219
Republic of Korea, 7.125%, 04/16/19	100	123
Republic of Paraguay, 4.625%, 01/25/23 (A)	200	198
Republic of Serbia, 7.250%, 09/28/21 (A)	1,570	1,655

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Romanian Government International Bond, 6.750%, 02/07/22 (A)	$1,390	$1,498
Russian Federation, 5.000%, 03/31/30 (A)	1,143	1,181
Senegal Government International Bond, 8.750%, 05/13/21 (A)	310	352
South Africa Government International Bond, 5.500%, 03/09/20	455	494
Sri Lanka Government International Bond, 6.250%, 10/04/20 (A)	1,640	1,690
Tanzania Government International Bond, 6.332%, 03/09/20 (B)	850	900
Turkey Government International Bond, 8.000%, 02/14/34	1,525	1,668
Ukraine Government International Bond, 7.750%, 09/23/20 (A)	860	797
Uruguay Government International Bond, 7.625%, 03/21/36	1,384	1,470
Venezuela Government International Bond, 7.650%, 04/21/25	1,980	1,359

		43,077

Total Sovereign Debt (Cost $42,303) (000)		43,077

Asset-Backed Securities — 2.9%
Automotive – 2.0%
Americredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 06/08/17	2,619	2,619
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl B
1.680%, 07/08/19	1,048	1,048
California Republic Auto Receivables Trust, Ser 2014-1, Cl A3
0.850%, 05/15/18	2,097	2,097
Carfinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/17 (A)	228	229
1.460%, 12/17/18 (A)	524	524
CPS Auto Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (A)	1,572	1,572
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/18 (A)	665	667

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)	Value (000)
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A4
1.340%, 08/17/20	$2,299	$2,294
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/16	3,667	3,667

		14,717

Credit Cards – 0.4%
American Express Issuance Trust II, Ser 2013-2, Cl A
0.585%, 08/15/19 (B)	290	291
BA Credit Card Trust, Ser 2014-A1, Cl A
0.558%, 06/15/21 (B)	920	921
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	786	790
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/19 (B)	1,379	1,379

		3,381

Other Asset-Backed Securities – 0.5%
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/19 (B)	460	460
0.526%, 01/16/18 (B)	1,048	1,048
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/19	2,299	2,299

		3,807

Total Asset-Backed Securities
(Cost $21,910) (000)		21,905

U.S. Government Agency Obligations — 1.9%
FHLB
5.375%, 05/18/16	1,000	1,104
4.125%, 03/13/20	750	829
1.000%, 06/21/17	500	499
FHLMC
6.250%, 07/15/32	674	900
5.250%, 04/18/16	500	548
4.375%, 07/17/15	400	421
1.750%, 09/10/15	1,000	1,021
1.250%, 10/02/19	500	479
1.000%, 03/08/17	1,000	1,002
0.750%, 01/12/18	1,000	977
0.500%, 05/27/16	600	599
FNMA
5.500%, 09/01/34	721	801
5.000%, 03/15/16	2,750	3,020
1.875%, 02/19/19	1,000	1,003
0.875%, 05/21/18	500	486

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Tennessee Valley Authority
3.500%, 12/15/42	$750	$641

		14,330

Total U.S. Government Agency Obligations (Cost $14,347) (000)		14,330

Municipal Bonds — 0.4%
Florida State, Hurricane Catastrophy Fund, RB
2.995%, 07/01/20	150	149
Illinois State, GO
5.665%, 03/01/18	200	221
5.100%, 06/01/33	710	701
New Jersey State, Transportation Trust Fund, RB
5.754%, 12/15/28	955	1,087
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/40	455	587

		2,745

Total Municipal Bonds (Cost $2,693) (000)		2,745

Cash Equivalent — 12.3%
State Street Institutional Liquid Reserves Fund, 0.070% (D)	91,915,791	91,916

Total Cash Equivalent (Cost $91,916) (000)		91,916

Total Investments — 111.8% (Cost $834,193) (000) †		$833,541

Percentages are based on Net Assets of $745,840 (000).

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(25)	Jun-2014	$(5)
U.S. Ultra Long Treasury Bond	8	Jun-2014	8

			$3

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:
Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse First Boston	4/16/14	BRL	2,395	USD	973	$(78)
Credit Suisse First Boston	4/16/14	USD	655	BRL	1,551	26
Credit Suisse First Boston	5/2/14	AUD	827	USD	738	(27)
Credit Suisse First Boston	5/2/14	USD	764	AUD	827	1
Credit Suisse First Boston	5/14/14	COP	967,000	USD	476	(13)
Credit Suisse First Boston	5/19/14	USD	325	ZAR	3,670	21
Credit Suisse First Boston	5/19/14	ZAR	7,710	USD	670	(57)
Credit Suisse First Boston	5/20/14	TRY	799	USD	355	(13)
Credit Suisse First Boston	5/21/14	EUR	268	USD	364	(5)
Credit Suisse First Boston	5/21/14	USD	366	PLN	1,120	4
Credit Suisse First Boston	6/11/14	MXP	17,240	USD	1,292	(21)
Credit Suisse First Boston	6/18/14	THB	12,050	USD	371	1

						$(161)

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

‡ Real Estate Investment Trust

(A)	Variable rate security – The rate reported is the rate in effect as of March 31, 2014. The date reported is the final maturity date.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Unsettled bank loan. Interest rate not available.
(D)	The rate reported is the 7-day effective yield as of March 31, 2014.

AUD – Australian Dollar

BRL – Brazilian Real

Cl – Class

COP – Colombian Peso

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

LLC – Limited Liability Company

LP – Limited Partnership

MXP – Mexican Peso

PLC – Public Limited Company

PLN – Polish Zlotych

RB – Revenue Bond

Ser – Series

SPE – Special Purpose Entity

THB – Thailand Baht

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

† At March 31, 2014, the tax cost basis of the Fund’s investments was $834,193 (000), and the unrealized appreciation and depreciation were $2,765 (000) and $(3,417) (000), respectively.

KP Fixed Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$282,757	$-	$282,757
Corporate Obligations	-	189,807	-	189,807
Mortgage-Backed Securities	-	114,751	-	114,751
Loan Participations	-	72,253	-	72,253
Sovereign Debt	-	43,077	-	43,077
Asset-Backed Securities	-	21,905	-	21,905
U.S. Government Agency Obligations	-	14,330	-	14,330
Municipal Bonds	-	2,745	-	2,745
Cash Equivalent	91,916	-	-	91,916

Total Investments in Securities	$91,916	$741,625	$-	$833,541

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$8	$-	$-	$8
Unrealized Depreciation	(5)	-	-	(5)
Forwards Contracts*
Unrealized Appreciation	-	53	-	53
Unrealized Depreciation	-	(214)	-	(214)

Total Other Financial Instruments	$3	$(161)	$-	$(158)

* Futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2014, there were no Level 3 holdings.

For the period ended March 31, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “—” are $0 or have been rounded to $0.

KP Funds

Notes to Financial Statements

March 31, 2014 (Unaudited)

Summary of Significant Accounting Policies

Valuation of Investments

The Trust generally uses market quotations and valuations provided by independent pricing services for the valuation of investment securities. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, the Trust’s valuation committee (the “Valuation Committee”) will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). Examples of situations where the Adviser may determine that the market price of a security is unreliable include, but are not limited to: if a security or other asset or liability does not have a price source due to its lack of liquidity, if the Adviser believes a market quotation from a broker-dealer or other source is unreliable, or where the security or other asset or other liability is thinly traded. The Valuation Committee’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Valuation Committee assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Valuation Committee would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

With respect to any non-U.S. securities held by the Funds, the Valuation Committee may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Funds may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Funds price their shares, the value a Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Valuation Committee may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security if a quotation is readily available, or may be based upon the values

KP Funds

Notes to Financial Statements

March 31, 2014 (Unaudited)

of securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

KPF-QH-001-0100

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 30, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: May 30, 2014